The Hartford Growth Opportunities Fund
Schedule of Investments
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4%
	Automobiles & Components - 3.6%
529,539	Tesla, Inc.*	$214,251,480
	Capital Goods - 1.9%
189,211	FTAI Aviation Ltd.	19,021,382
128,223	GE Vernova, Inc.	47,811,792
425,509	Vertiv Holdings Co. Class A	49,793,063
		116,626,237
	Consumer Discretionary Distribution & Retail - 9.9%
2,271,308	Amazon.com, Inc.*	539,844,485
200,113	Dick's Sporting Goods, Inc.	48,037,126
171,581	Tory Burch LLC*(1)(2)	9,934,538
		597,816,149
	Consumer Durables & Apparel - 1.5%
1,535,314	On Holding AG Class A*	91,934,602
	Consumer Services - 3.6%
2,330,686	DraftKings, Inc. Class A*	97,772,278
246,836	Royal Caribbean Cruises Ltd.	65,806,477
1,018,965	Viking Holdings Ltd.*	51,590,198
		215,168,953
	Consumer Staples Distribution & Retail - 0.8%
981,650	Maplebear, Inc.*	47,394,062
	Energy - 1.1%
246,018	Cameco Corp.	12,163,130
270,901	Targa Resources Corp.	53,313,317
		65,476,447
	Equity Real Estate Investment Trusts (REITs) - 1.0%
127,784	AvalonBay Communities, Inc. REIT	28,305,434
210,310	Welltower, Inc. REIT	28,703,109
		57,008,543
	Financial Services - 7.4%
217,282	Evercore, Inc. Class A	63,287,728
476,342	KKR & Co., Inc.	79,582,458
906,163	Tradeweb Markets, Inc. Class A	114,992,085
548,194	Visa, Inc. Class A	187,372,709
		445,234,980
	Health Care Equipment & Services - 2.4%
737,137	Boston Scientific Corp.*	75,453,343
120,918	Intuitive Surgical, Inc.*	69,150,586
		144,603,929
	Household & Personal Products - 0.7%
572,329	BellRing Brands, Inc.*	44,269,648
	Media & Entertainment - 19.9%
1,388,598	Alphabet, Inc. Class A	283,301,764
1,307,329	Liberty Media Corp.-Liberty Formula One Class C*	125,111,385
480,603	Live Nation Entertainment, Inc.*	69,533,642
507,408	Meta Platforms, Inc. Class A	349,695,446
213,350	Netflix, Inc.*	208,391,746
310,630	Pinterest, Inc. Class A*	10,238,365
270,655	Spotify Technology SA*	148,467,800
		1,194,740,148
	Pharmaceuticals, Biotechnology & Life Sciences - 6.9%
257,053	Eli Lilly & Co.	208,490,547
1,092,097	Exact Sciences Corp.*	61,212,037
538,376	Natera, Inc.*	95,249,482
103,600	Vertex Pharmaceuticals, Inc.*	47,830,048
		412,782,114
Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.4% - (continued)
	Real Estate Management & Development - 0.9%
673,396	Zillow Group, Inc. Class C*		$55,366,619
	Semiconductors & Semiconductor Equipment - 17.2%
328,264	ARM Holdings PLC ADR*		52,374,521
1,366,394	Broadcom, Inc.		302,342,001
984,683	Marvell Technology, Inc.		111,131,323
4,724,119	NVIDIA Corp.		567,224,968
			1,033,072,813
	Software & Services - 12.1%
86,106	AppLovin Corp. Class A*		31,823,917
166,627	Atlassian Corp. Class A*		51,117,831
500,314	DocuSign, Inc.*		48,395,373
303,962	GoDaddy, Inc. Class A*		64,637,519
620,208	Microsoft Corp.		257,423,533
20,599	Rubicon Earnout Shares*(1)(2)		14
2,197,165	Rubicon TRA Placeholder*(1)(2)		142,816
236,809	Salesforce, Inc.		80,917,635
132,838	ServiceNow, Inc.*		135,279,562
512,400	Shopify, Inc. Class A*		59,848,320
			729,586,520
	Technology Hardware & Equipment - 7.9%
1,119,857	Apple, Inc.		264,286,252
1,313,384	Arista Networks, Inc.*		151,341,238
1,383,276	Flex Ltd.*		57,613,446
			473,240,936
	Transportation - 0.6%
506,611	Delta Air Lines, Inc.		34,079,722
	Total Common Stocks (cost $3,792,047,003)		$5,972,653,902
CONVERTIBLE PREFERRED STOCKS - 0.2%
	Health Care Equipment & Services - 0.1%
5,668,755	Lumeris Group Holdings Corp.*(1)(2)(3)		$9,977,009
	Software & Services - 0.1%
743,470	Lookout, Inc. Series F*(1)(2)(3)		4,713,600
	Total Convertible Preferred Stocks (cost $17,456,734)		$14,690,609
	Total Long-Term Investments (cost $3,809,503,737)		$5,987,344,511
SHORT-TERM INVESTMENTS - 0.1%
	Repurchase Agreements - 0.1%
$ 4,228,909
Fixed Income Clearing Corp. Repurchase
Agreement dated 01/31/2025 at 4.34%,
due on 02/03/2025 with a maturity value
of $4,230,438; collateralized by
U.S. Treasury Note at 4.63%, maturing
06/15/2027, with a market value of
$4,313,567
			$4,228,909
	Total Short-Term Investments (cost $4,228,909)		$4,228,909
	Total Investments (cost $3,813,732,646)	99.7%	$5,991,573,420
	Other Assets and Liabilities	0.3%	17,627,994
	Net Assets	100.0%	$6,009,201,414
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.

1

The Hartford Growth Opportunities Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $24,767,977 or 0.4% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
07/2014	Lookout, Inc. Series F Convertible Preferred	743,470	$8,492,732	$4,713,600
05/2014	Lumeris Group Holdings Corp. Convertible Preferred	5,668,755	8,964,002	9,977,009
09/2015	Rubicon Earnout Shares	20,599	—	14
09/2015	Rubicon TRA Placeholder	2,197,165	—	142,816
11/2013	Tory Burch LLC	171,581	13,447,917	9,934,538
			$30,904,651	$24,767,977

(2)	Investment valued using significant unobservable inputs.
(3)	Currently no rate available.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$5,972,653,902	$5,962,576,534	$—	$10,077,368
Convertible Preferred Stocks	14,690,609	—	—	14,690,609
Short-Term Investments	4,228,909	—	4,228,909	—
Total	$5,991,573,420	$5,962,576,534	$4,228,909	$24,767,977

(1)	For the period ended January 31, 2025, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2025 is not presented.

2

The Hartford Small Cap Growth Fund
Schedule of Investments
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.7%
	Automobiles & Components - 1.3%
26,728	Modine Manufacturing Co.*	$2,711,555
17,834	Patrick Industries, Inc.	1,732,395
		4,443,950
	Banks - 1.5%
55,948	Synovus Financial Corp.	3,156,586
24,426	Triumph Financial, Inc.*	1,882,268
		5,038,854
	Capital Goods - 16.9%
18,282	Applied Industrial Technologies, Inc.	4,753,868
70,214	Archer Aviation, Inc. Class A*	663,522
63,065	AZEK Co., Inc.*	3,230,820
15,472	AZZ, Inc.	1,327,343
69,577	Bloom Energy Corp. Class A*	1,640,626
12,132	Boise Cascade Co.	1,530,573
25,438	Chart Industries, Inc.*	5,382,426
84,469	Fluor Corp.*	4,072,251
32,429	FTAI Aviation Ltd.	3,260,087
242,221	Hillman Solutions Corp.*	2,422,210
28,108	JBT Marel Corp.	3,738,364
13,628	Moog, Inc. Class A	2,475,662
9,388	MYR Group, Inc.*	1,329,059
58,794	NEXTracker, Inc. Class A*	2,964,394
24,391	Primoris Services Corp.	1,872,497
74,265	Rocket Lab USA, Inc.*	2,157,398
53,566	Rush Enterprises, Inc. Class A	3,254,135
26,551	SPX Technologies, Inc.*	3,943,355
28,485	Tecnoglass, Inc.	2,164,860
6,940	Valmont Industries, Inc.	2,302,414
42,028	WillScot Holdings Corp.*	1,557,558
		56,043,422
	Commercial & Professional Services - 5.8%
110,421	ACV Auctions, Inc. Class A*	2,336,508
4,029	CACI International, Inc. Class A*	1,556,242
25,323	Casella Waste Systems, Inc. Class A*	2,723,235
42,788	CBIZ, Inc.*	3,671,638
12,356	Huron Consulting Group, Inc.*	1,566,494
41,398	Innodata, Inc.*	1,535,038
24,210	KBR, Inc.	1,317,508
173,017	Verra Mobility Corp.*	4,565,919
		19,272,582
	Consumer Discretionary Distribution & Retail - 2.4%
19,939	Abercrombie & Fitch Co. Class A*	2,380,318
13,533	Boot Barn Holdings, Inc.*	2,176,783
14,848	Five Below, Inc.*	1,392,445
42,577	Wayfair, Inc. Class A*	2,059,450
		8,008,996
	Consumer Durables & Apparel - 3.4%
4,306	Cavco Industries, Inc.*	2,190,204
12,052	Century Communities, Inc.	920,532
15,668	Installed Building Products, Inc.	3,115,425
18,765	PVH Corp.	1,681,344
46,193	Smith Douglas Homes Corp.*	1,120,642
61,851	YETI Holdings, Inc.*	2,304,568
		11,332,715
	Consumer Services - 2.3%
92,572	Sweetgreen, Inc. Class A*	3,047,470
4,704	Wingstop, Inc.	1,401,322
29,613	Wyndham Hotels & Resorts, Inc.	3,109,957
		7,558,749
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.7% - (continued)
	Consumer Staples Distribution & Retail - 0.9%
19,409	Sprouts Farmers Market, Inc.*	$3,073,221
	Energy - 2.3%
33,632	Cactus, Inc. Class A	2,008,167
11,689	Gulfport Energy Corp.*	2,086,603
30,465	Kodiak Gas Services, Inc.	1,425,153
35,944	Matador Resources Co.	2,084,752
		7,604,675
	Equity Real Estate Investment Trusts (REITs) - 1.9%
71,984	CareTrust, Inc. REIT	1,907,576
94,743	Macerich Co. REIT	1,968,760
22,704	Ryman Hospitality Properties, Inc. REIT	2,380,287
		6,256,623
	Financial Services - 6.3%
9,514	Evercore, Inc. Class A	2,771,143
25,091	Hamilton Lane, Inc. Class A	3,993,985
23,661	Mr. Cooper Group, Inc.*	2,456,248
98,077	Remitly Global, Inc.*	2,304,810
71,364	StepStone Group, Inc. Class A	4,573,005
31,759	Stifel Financial Corp.	3,679,280
7,141	WEX, Inc.*	1,313,159
		21,091,630
	Food, Beverage & Tobacco - 0.9%
19,556	Freshpet, Inc.*	3,127,982
	Health Care Equipment & Services - 10.8%
36,125	Acadia Healthcare Co., Inc.*	1,629,599
43,539	AtriCure, Inc.*	1,735,900
9,962	Encompass Health Corp.	988,928
32,504	Ensign Group, Inc.	4,539,509
22,381	Glaukos Corp.*	3,501,284
26,566	Haemonetics Corp.*	1,834,382
27,931	HealthEquity, Inc.*	3,084,141
111,358	Hims & Hers Health, Inc.*	4,151,426
3,646	Inspire Medical Systems, Inc.*	705,501
18,601	iRhythm Technologies, Inc.*	2,024,719
23,953	Lantheus Holdings, Inc.*	2,215,892
25,471	Merit Medical Systems, Inc.*	2,773,282
81,835	Option Care Health, Inc.*	2,530,338
21,293	PROCEPT BioRobotics Corp.*	1,543,742
38,432	RadNet, Inc.*	2,516,143
		35,774,786
	Household & Personal Products - 2.2%
44,581	BellRing Brands, Inc.*	3,448,340
26,828	Interparfums, Inc.	3,783,285
		7,231,625
	Insurance - 0.7%
11,500	SiriusPoint Ltd.*	167,440
1,063	White Mountains Insurance Group Ltd.	2,054,205
		2,221,645
	Materials - 4.1%
39,092	ATI, Inc.*	2,231,762
63,578	Axalta Coating Systems Ltd.*	2,284,993
39,721	Cabot Corp.	3,434,675
10,561	Carpenter Technology Corp.	2,038,907
36,055	Commercial Metals Co.	1,748,307
33,003	FMC Corp.	1,840,907
		13,579,551
	Media & Entertainment - 0.4%
36,201	Cargurus, Inc.*	1,419,079

3

The Hartford Small Cap Growth Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.7% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 14.3%
29,259	Akero Therapeutics, Inc.*	$1,582,327
143,187	Amicus Therapeutics, Inc.*	1,371,732
23,726	Apellis Pharmaceuticals, Inc.*	688,291
19,093	Apogee Therapeutics, Inc.*	789,687
59,690	Avidity Biosciences, Inc.*	1,965,592
19,808	Axsome Therapeutics, Inc.*	2,108,760
9,085	Biohaven Ltd.*	347,501
26,414	Blueprint Medicines Corp.*	2,972,368
57,912	Celldex Therapeutics, Inc.*	1,418,265
60,904	Crinetics Pharmaceuticals, Inc.*	2,454,431
155,768	Cytek Biosciences, Inc.*	802,205
23,953	Cytokinetics, Inc.*	1,184,715
35,471	Denali Therapeutics, Inc.*	826,474
22,114	Disc Medicine, Inc.*	1,233,961
428,816	Geron Corp.*	1,230,702
18,554	Insmed, Inc.*	1,420,865
30,611	Ionis Pharmaceuticals, Inc.*	976,491
17,627	Janux Therapeutics, Inc.*	766,422
31,945	Kymera Therapeutics, Inc.*	1,264,703
36,010	MBX Biosciences, Inc.*(1)	360,460
41,051	Nurix Therapeutics, Inc.*	809,115
13,361	Nuvalent, Inc. Class A*	1,146,507
25,146	Protagonist Therapeutics, Inc.*	950,519
35,999	PTC Therapeutics, Inc.*	1,651,634
48,434	Revolution Medicines, Inc.*	2,080,240
86,126	Rocket Pharmaceuticals, Inc.*	924,993
37,067	Scholar Rock Holding Corp.*	1,496,766
19,445	Soleno Therapeutics, Inc.*	976,722
29,221	Spyre Therapeutics, Inc.*	671,791
21,983	Structure Therapeutics, Inc. ADR*	658,831
14,082	Twist Bioscience Corp.*	737,474
21,173	Ultragenyx Pharmaceutical, Inc.*	911,074
38,800	Vaxcyte, Inc.*	3,426,816
38,276	Veracyte, Inc.*	1,740,793
26,728	Vericel Corp.*	1,564,657
37,138	Verona Pharma PLC ADR*	2,128,007
		47,641,891
	Semiconductors & Semiconductor Equipment - 4.8%
18,131	Cirrus Logic, Inc.*	1,821,078
48,127	Credo Technology Group Holding Ltd.*	3,369,852
44,386	FormFactor, Inc.*	1,777,659
25,068	MKS Instruments, Inc.	2,839,703
28,364	Power Integrations, Inc.	1,767,644
37,472	Rambus, Inc.*	2,309,025
32,234	Semtech Corp.*	2,158,389
		16,043,350
	Software & Services - 11.2%
18,176	Agilysys, Inc.*	1,639,839
6,290	Appfolio, Inc. Class A*	1,471,294
103,736	Aurora Innovation, Inc.*	705,405
131,674	AvePoint, Inc.*	2,472,838
21,414	Bill Holdings, Inc.*	2,072,233
3,610	Blackbaud, Inc.*	278,512
206,675	CCC Intelligent Solutions Holdings, Inc.*	2,296,159
107,621	Clearwater Analytics Holdings, Inc. Class A*	3,030,607
102,093	Grid Dynamics Holdings, Inc.*	2,306,281
11,765	Guidewire Software, Inc.*	2,485,592
65,344	Informatica, Inc. Class A*	1,678,034
49,698	Intapp, Inc.*	3,542,970
180,302	Jamf Holding Corp.*	2,724,363
74,965	MARA Holdings, Inc.*	1,374,858
23,853	Pegasystems, Inc.	2,583,041
31,175	Sprout Social, Inc. Class A*	1,018,487
Shares or Principal Amount			Market Value†
COMMON STOCKS - 98.7% - (continued)
	Software & Services - 11.2% - (continued)
12,787	SPS Commerce, Inc.*		$2,361,503
233,251	Terawulf, Inc.*		1,112,607
33,436	Varonis Systems, Inc.*		1,516,657
21,717	Verint Systems, Inc.*		551,178
			37,222,458
	Technology Hardware & Equipment - 3.5%
18,982	ePlus, Inc.*		1,516,662
7,003	Fabrinet*		1,514,119
13,533	Insight Enterprises, Inc.*		2,337,826
45,746	Napco Security Technologies, Inc.		1,678,878
12,435	Novanta, Inc.*		1,861,022
13,800	PAR Technology Corp.*		1,001,742
141,500	Viavi Solutions, Inc.*		1,703,660
			11,613,909
	Transportation - 0.8%
46,500	Knight-Swift Transportation Holdings, Inc.		2,654,685
	Total Common Stocks (cost $244,785,237)		$328,256,378
EXCHANGE-TRADED FUNDS - 1.2%
	Other Investment Pools & Funds - 1.2%
13,694	iShares Russell 2000 Growth ETF (1)		$4,065,886
	Total Exchange-Traded Funds (cost $4,086,161)		$4,065,886
	Total Long-Term Investments (cost $248,871,398)		$332,322,264
SHORT-TERM INVESTMENTS - 1.1%
	Repurchase Agreements - 0.2%
$ 619,984
Fixed Income Clearing Corp. Repurchase
Agreement dated 01/31/2025 at 4.34%, due
on 02/03/2025 with a maturity value of
$620,208; collateralized by U.S. Treasury
Note at 4.63%, maturing 06/15/2027, with a
market value of $632,503
			$619,984
	Securities Lending Collateral - 0.9%
464,662	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.31%(2)		464,662
1,548,874	HSBC U.S. Government Money Market Fund, Institutional Class, 4.31%(2)		1,548,874
464,662	Invesco Government & Agency Portfolio, Institutional Class, 4.31%(2)		464,662
464,662	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.31%(2)		464,662
			2,942,860
	Total Short-Term Investments (cost $3,562,844)		$3,562,844
	Total Investments (cost $252,434,242)	101.0%	$335,885,108
	Other Assets and Liabilities	(1.0)%	(3,193,137)
	Net Assets	100.0%	$332,691,971
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.

4

The Hartford Small Cap Growth Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$328,256,378	$328,256,378	$—	$—
Exchange-Traded Funds	4,065,886	4,065,886	—	—
Short-Term Investments	3,562,844	2,942,860	619,984	—
Total	$335,885,108	$335,265,124	$619,984	$—

(1)	For the period ended January 31, 2025, there were no transfers in and out of Level 3.

5

Hartford Schroders China A Fund
Schedule of Investments
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 90.0%
	Automobiles & Components - 5.4%
25,500	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	$463,171
9,800	Fuyao Glass Industry Group Co. Ltd. Class A	80,699
65,686	Zhejiang Shuanghuan Driveline Co. Ltd. Class A	316,795
		860,665
	Banks - 8.2%
119,900	Bank of Hangzhou Co. Ltd. Class A	244,224
150,692	Bank of Ningbo Co. Ltd. Class A	548,957
90,333	China Merchants Bank Co. Ltd. Class A	507,520
		1,300,701
	Capital Goods - 20.4%
21,640	Contemporary Amperex Technology Co. Ltd. Class A	771,561
17,454	Goneo Group Co. Ltd. Class A	171,594
72,005	Hangcha Group Co. Ltd. Class A	191,158
23,254	Hangzhou Honghua Digital Technology Stock Co. Ltd. Class A	222,564
67,140	Hongfa Technology Co. Ltd. Class A	319,306
30,700	Jiangsu Hengli Hydraulic Co. Ltd. Class A	263,016
18,076	Ningbo Orient Wires & Cables Co. Ltd. Class A	131,755
34,103	Shenzhen Envicool Technology Co. Ltd. Class A	192,060
14,700	Sieyuan Electric Co. Ltd. Class A	163,736
281,800	Sinoma International Engineering Co. Class A	371,968
22,200	Sinoseal Holding Co. Ltd. Class A	111,170
28,417	Xi'an Bright Laser Technologies Co. Ltd. Class A	195,134
30,900	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	130,548
		3,235,570
	Consumer Durables & Apparel - 3.1%
112,700	Hangzhou Robam Appliances Co. Ltd. Class A	325,569
16,100	Midea Group Co. Ltd. Class A	164,273
		489,842
	Energy - 0.7%
59,400	PetroChina Co. Ltd. Class A	67,813
6,800	Yantai Jereh Oilfield Services Group Co. Ltd. Class A	38,941
		106,754
	Financial Services - 1.0%
65,400	Huatai Securities Co. Ltd. Class A	153,641
	Food, Beverage & Tobacco - 3.9%
14,400	Anjoy Foods Group Co. Ltd. Class A	150,146
68,995	Chacha Food Co. Ltd. Class A	260,520
245	Kweichow Moutai Co. Ltd. Class A	48,677
29,300	Muyuan Foods Co. Ltd. Class A	150,739
		610,082
	Health Care Equipment & Services - 5.9%
11,842	iRay Technology Co. Ltd. Class A	166,922
39,889	Micro-Tech Nanjing Co. Ltd. Class A	384,218
58,773	Qingdao Haier Biomedical Co. Ltd. Class A	260,325
2,991	Shanghai United Imaging Healthcare Co. Ltd. Class A	51,417
2,100	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	67,537
		930,419
	Household & Personal Products - 0.1%
1,500	Proya Cosmetics Co. Ltd. Class A	17,386
	Insurance - 5.0%
112,400	Ping An Insurance Group Co. of China Ltd. Class A	791,386
	Materials - 17.5%
163,400	China Jushi Co. Ltd. Class A	255,109
166,414	Citic Pacific Special Steel Group Co. Ltd. Class A	267,497
136,000	Hubei Dinglong Co. Ltd. Class A*	485,524
55,300	LB Group Co. Ltd. Class A	138,590
167,846	Satellite Chemical Co. Ltd. Class A	464,210
125,000	Shandong Sinocera Functional Material Co. Ltd. Class A	293,899
Shares or Principal Amount			Market Value†
COMMON STOCKS - 90.0% - (continued)
	Materials - 17.5% - (continued)
16,900	Wanhua Chemical Group Co. Ltd. Class A		$159,996
53,811	Western Superconducting Technologies Co. Ltd. Class A		318,195
35,300	Yunnan Aluminium Co. Ltd. Class A		80,735
137,057	Zijin Mining Group Co. Ltd. Class A		309,923
			2,773,678
	Media & Entertainment - 2.9%
121,500	Mango Excellent Media Co. Ltd. Class A		466,558
	Pharmaceuticals, Biotechnology & Life Sciences - 3.5%
79,900	Amoy Diagnostics Co. Ltd. Class A		229,858
27,266	Shanghai Haoyuan Chemexpress Co. Ltd. Class A		144,210
24,360	WuXi AppTec Co. Ltd. Class A		186,330
			560,398
	Real Estate Management & Development - 2.0%
273,744	Poly Developments & Holdings Group Co. Ltd. Class A		315,318
	Software & Services - 1.1%
107,980	Glodon Co. Ltd. Class A		174,786
	Technology Hardware & Equipment - 7.4%
81,600	Chaozhou Three-Circle Group Co. Ltd. Class A		426,411
91,059	Shenzhen Sunlord Electronics Co. Ltd. Class A		385,944
9,500	Victory Giant Technology Huizhou Co. Ltd. Class A		70,587
93,900	Zhejiang Crystal-Optech Co. Ltd. Class A		284,456
			1,167,398
	Utilities - 1.9%
603,000	CGN Power Co. Ltd. Class A		306,705
	Total Common Stocks (cost $14,735,236)		$14,261,287
WARRANTS - 5.7%(1)
	Household & Personal Products - 3.1%
48,470	Ninebot Ltd. Expires 8/25/2025*		$342,547
11,843	Proya Cosmetics Co. Ltd. Expires 04/18/2025*		136,289
			478,836
	Technology Hardware & Equipment - 2.6%
40,394	Huaqin Technology Co. Ltd. Expires 04/08/2025*		414,307
	Total Warrants (cost $788,232)		$893,143
	Total Long-Term Investments (cost $15,523,468)		$15,154,430
	Total Investments (cost $15,523,468)	95.7%	$15,154,430
	Other Assets and Liabilities	4.3%	688,710
	Net Assets	100.0%	$15,843,140
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

6

Hartford Schroders China A Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	“Warrants” refers to non-standard warrants and participatory notes.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$14,261,287	$—	$14,261,287	$—
Warrants	893,143	—	893,143	—
Total	$15,154,430	$—	$15,154,430	$—

(1)	For the period ended January 31, 2025, there were no transfers in and out of Level 3.

7

Hartford Schroders Core Fixed Income Fund
Schedule of Investments
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.5%
	Asset-Backed - Automobile - 3.4%
$ 385,000	BMW Vehicle Owner Trust 5.18%, 02/26/2029	$389,015
428,222	Chase Auto Owner Trust 5.13%, 05/25/2029(1)	431,981
539,000	GM Financial Consumer Automobile Receivables Trust 5.10%, 03/16/2029	543,488
222,000	Honda Auto Receivables Owner Trust 5.27%, 11/20/2028	224,626
753,000	Toyota Auto Receivables Owner Trust 5.33%, 01/16/2029	762,674
		2,351,784
	Other Asset-Backed Securities - 1.0%
486,000	Cedar Funding VI CLO Ltd. 5.60%, 04/20/2034, 3 mo. USD Term SOFR + 1.31%(1)(2)	486,009
222,049	Dewolf Park CLO Ltd. 5.48%, 10/15/2030, 3 mo. USD Term SOFR + 1.18%(1)(2)	222,332
		708,341
	Whole Loan Collateral CMO - 0.1%
	Towd Point Mortgage Trust
23,506	2.75%, 06/25/2057(1)(3)	22,817
3,573	2.75%, 07/25/2057(1)(3)	3,555
		26,372
	Total Asset & Commercial Mortgage-Backed Securities (cost $3,062,272)	$3,086,497
CORPORATE BONDS - 39.8%
	Auto Manufacturers - 3.0%
383,000	Ford Motor Credit Co. LLC 6.80%, 11/07/2028	$397,705
	General Motors Financial Co., Inc.
266,000	1.50%, 06/10/2026	254,423
169,000	5.60%, 06/18/2031	169,412
112,000	5.75%, 02/08/2031	113,558
249,000	5.95%, 04/04/2034	249,715
554,000	Hyundai Capital America 1.50%, 06/15/2026(1)	529,747
371,000	Mercedes-Benz Finance North America LLC 4.85%, 01/11/2029(1)	369,007
		2,083,567
	Auto Parts & Equipment - 0.7%
	Magna International, Inc.
27,000	4.15%, 10/01/2025	26,929
460,000	5.98%, 03/21/2026	459,974
		486,903
	Beverages - 1.1%
620,000	Bacardi Ltd./Bacardi-Martini BV 5.40%, 06/15/2033(1)	605,176
163,000	Bacardi-Martini BV 6.00%, 02/01/2035(1)	165,198
		770,374
	Commercial Banks - 15.5%
	AIB Group PLC
331,000	5.87%, 03/28/2035, (5.87% fixed rate until 03/28/2034; 6 mo. USD SOFR + 1.91% thereafter)(1)(4)	333,777
320,000	6.61%, 09/13/2029, (6.61% fixed rate until 09/13/2028; 6 mo. USD SOFR + 2.33% thereafter)(1)(4)	335,378
	Bank of America Corp.
424,000	2.69%, 04/22/2032, (2.69% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.32% thereafter)(4)	367,880
367,000	3.25%, 10/21/2027	354,378
284,000	3.85%, 03/08/2037, (3.85% fixed rate until 03/08/2032; 5 yr. USD CMT + 2.00% thereafter)(4)	252,433
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 39.8% - (continued)
	Commercial Banks - 15.5% - (continued)
$ 227,000	5.08%, 01/20/2027, (5.08% fixed rate until 01/20/2026; 6 mo. USD SOFR + 1.29% thereafter)(4)	$227,681
302,000	Barclays PLC 6.50%, 09/13/2027, (6.50% fixed rate until 09/13/2026; 6 mo. USD SOFR + 1.88% thereafter)(4)	309,176
572,000	Citibank NA 5.80%, 09/29/2028	591,324
	Citigroup, Inc.
333,000	3.20%, 10/21/2026	324,870
222,000	5.41%, 09/19/2039, (5.41% fixed rate until 09/19/2034; 5 yr. USD CMT + 1.73% thereafter)(4)	211,696
303,000	6.02%, 01/24/2036, (6.02% fixed rate until 01/24/2035; 6 mo. USD SOFR + 1.83% thereafter)(4)	304,196
228,000	Danske Bank AS 5.71%, 03/01/2030, (5.71% fixed rate until 03/01/2029; 1 yr. USD CMT + 1.40% thereafter)(1)(4)	232,449
273,000	Deutsche Bank AG 5.41%, 05/10/2029	277,352
314,000	Intesa Sanpaolo SpA 7.20%, 11/28/2033(1)	343,637
654,000	JP Morgan Chase & Co. 5.58%, 04/22/2030, (5.58% fixed rate until 04/22/2029; 6 mo. USD SOFR + 1.16% thereafter)(4)	667,843
	Lloyds Banking Group PLC
544,000	1.63%, 05/11/2027, (1.63% fixed rate until 05/11/2026; 1 yr. USD CMT + 0.85% thereafter)(4)	522,333
280,000	2.44%, 02/05/2026, (2.44% fixed rate until 02/05/2025; 1 yr. USD CMT + 1.00% thereafter)(4)	279,964
390,000	Macquarie Group Ltd. 1.63%, 09/23/2027, (1.63% fixed rate until 09/23/2026; 6 mo. USD SOFR + 0.91% thereafter)(1)(4)	370,195
	Morgan Stanley
206,000	5.12%, 02/01/2029, (5.12% fixed rate until 02/01/2028; 6 mo. USD SOFR + 1.73% thereafter)(4)	207,193
130,000	5.30%, 04/20/2037, (5.30% fixed rate until 04/20/2032; 6 mo. USD SOFR + 2.62% thereafter)(4)	126,888
390,000	National Securities Clearing Corp. 5.00%, 05/30/2028(1)	392,903
	NatWest Group PLC
386,000	3.07%, 05/22/2028, (3.07% fixed rate until 05/22/2027; 1 yr. USD CMT + 2.55% thereafter)(4)	370,484
282,000	7.47%, 11/10/2026, (7.47% fixed rate until 11/10/2025; 1 yr. USD CMT + 2.85% thereafter)(4)	287,489
	PNC Financial Services Group, Inc.
234,000	5.58%, 01/29/2036, (5.58% fixed rate until 01/29/2035; 6 mo. USD SOFR + 1.39% thereafter)(4)	235,161
177,000	5.94%, 08/18/2034, (5.94% fixed rate until 08/18/2033; 6 mo. USD SOFR + 1.95% thereafter)(4)	182,663
140,000	6.88%, 10/20/2034, (6.88% fixed rate until 10/20/2033; 6 mo. USD SOFR + 2.28% thereafter)(4)	153,398
352,000	Santander U.K. Group Holdings PLC 1.67%, 06/14/2027, (1.67% fixed rate until 06/14/2026; 6 mo. USD SOFR + 0.99% thereafter)(4)	336,171
686,000	Societe Generale SA 6.10%, 04/13/2033, (6.10% fixed rate until 04/13/2032; 1 yr. USD CMT + 1.60% thereafter)(1)(4)	692,057

8

Hartford Schroders Core Fixed Income Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 39.8% - (continued)
	Commercial Banks - 15.5% - (continued)
	U.S. Bancorp
$ 108,000	5.38%, 01/23/2030, (5.38% fixed rate until 01/23/2029; 6 mo. USD SOFR + 1.56% thereafter)(4)	$109,398
82,000	5.84%, 06/12/2034, (5.84% fixed rate until 06/10/2033; 6 mo. USD SOFR + 2.26% thereafter)(4)	83,811
	Wells Fargo & Co.
364,000	2.39%, 06/02/2028, (2.39% fixed rate until 06/02/2027; 6 mo. USD SOFR + 2.10% thereafter)(4)	344,104
248,000	5.21%, 12/03/2035, (5.21% fixed rate until 12/03/2034; 6 mo. USD SOFR + 1.38% thereafter)(4)	242,618
527,000	5.57%, 07/25/2029, (5.57% fixed rate until 07/25/2028; 6 mo. USD SOFR + 1.74% thereafter)(4)	536,930
		10,607,830
	Construction Materials - 0.8%
564,000	CRH America Finance, Inc. 5.50%, 01/09/2035	567,490
	Diversified Financial Services - 1.3%
222,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.30%, 01/30/2032	194,728
161,000	Aircastle Ltd./Aircastle Ireland DAC 5.75%, 10/01/2031(1)	162,314
401,000	Avolon Holdings Funding Ltd. 5.75%, 11/15/2029(1)	405,847
100,000	MMH Master LLC 6.38%, 02/01/2034(1)	99,357
		862,246
	Electric - 3.7%
603,000	Ameren Missouri Securitization Funding I LLC 4.85%, 10/01/2041	590,068
309,000	Duke Energy Corp. 2.45%, 06/01/2030	271,818
	Enel Finance International NV
506,000	2.13%, 07/12/2028(1)(5)	460,782
205,000	5.50%, 06/26/2034(1)	202,461
514,000	Public Service Enterprise Group, Inc. 1.60%, 08/15/2030	429,164
575,000	Swepco Storm Recovery Funding LLC 4.88%, 09/01/2041	562,162
		2,516,455
	Entertainment - 0.4%
	Warnermedia Holdings, Inc.
192,000	4.28%, 03/15/2032	169,537
165,000	5.05%, 03/15/2042	132,797
		302,334
	Hand/Machine Tools - 0.2%
146,000	Regal Rexnord Corp. 6.40%, 04/15/2033	151,082
	Healthcare - Products - 0.6%
	Stryker Corp.
188,000	4.25%, 09/11/2029	183,645
226,000	5.20%, 02/10/2035	224,476
		408,121
	Healthcare - Services - 1.0%
183,000	Adventist Health System 5.76%, 12/01/2034	184,411
174,000	Cigna Group 4.38%, 10/15/2028	170,990
135,000	Orlando Health Obligated Group 5.48%, 10/01/2035	136,652
170,000	UnitedHealth Group, Inc. 5.15%, 07/15/2034	168,002
		660,055
	Insurance - 2.3%
2,000	Aflac, Inc. 6.45%, 08/15/2040	2,157
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 39.8% - (continued)
	Insurance - 2.3% - (continued)
$ 258,000	Equitable Financial Life Global Funding 1.40%, 08/27/2027(1)	$237,017
805,000	Equitable Holdings, Inc. 4.35%, 04/20/2028	792,345
207,000	Lincoln Financial Global Funding 5.30%, 01/13/2030(1)	208,990
	Metropolitan Life Global Funding I
150,000	2.40%, 01/11/2032(1)	125,907
175,000	5.15%, 03/28/2033(1)	173,431
		1,539,847
	Machinery-Diversified - 0.2%
128,000	AGCO Corp. 5.80%, 03/21/2034	128,496
	Media - 0.3%
229,000	Discovery Communications LLC 3.63%, 05/15/2030	204,734
	Mining - 0.3%
200,000	Corp. Nacional del Cobre de Chile 6.33%, 01/13/2035(1)	202,900
	Oil & Gas - 0.7%
237,000	Diamondback Energy, Inc. 5.40%, 04/18/2034	233,572
270,000	Expand Energy Corp. 5.70%, 01/15/2035	266,266
		499,838
	Pharmaceuticals - 1.3%
286,000	Cencora, Inc. 5.15%, 02/15/2035	279,343
	CVS Health Corp.
124,000	4.30%, 03/25/2028	121,076
492,000	5.40%, 06/01/2029	495,357
		895,776
	Pipelines - 1.1%
67,000	Columbia Pipelines Operating Co. LLC 5.93%, 08/15/2030(1)	69,133
260,000	Enbridge, Inc. 5.30%, 04/05/2029	262,169
442,000	Energy Transfer LP 5.60%, 09/01/2034	439,360
		770,662
	Real Estate Investment Trusts - 3.3%
212,000	American Tower Corp. 2.40%, 03/15/2025	211,394
400,000	Boston Properties LP 3.40%, 06/21/2029	369,562
55,000	Cousins Properties LP 5.38%, 02/15/2032	54,208
574,000	Crown Castle, Inc. 2.10%, 04/01/2031	479,162
415,000	GLP Capital LP/GLP Financing II, Inc. 5.63%, 09/15/2034	407,383
166,000	Highwoods Realty LP 7.65%, 02/01/2034	184,119
100,000	Kilroy Realty LP 6.25%, 01/15/2036	98,529
240,000	Phillips Edison Grocery Center Operating Partnership I LP 5.75%, 07/15/2034	240,865
	Prologis Targeted U.S. Logistics Fund LP
72,000	5.25%, 04/01/2029(1)	72,733
169,000	5.50%, 04/01/2034(1)	169,005
		2,286,960
	Telecommunications - 2.0%
443,000	AT&T, Inc. 1.65%, 02/01/2028	405,073
	T-Mobile USA, Inc.
390,000	3.88%, 04/15/2030	368,652
323,000	5.05%, 07/15/2033	316,362
57,000	5.75%, 01/15/2034	58,552
241,000	Verizon Communications, Inc. 4.33%, 09/21/2028	237,734
		1,386,373
	Total Corporate Bonds (cost $27,259,391)	$27,332,043

9

Hartford Schroders Core Fixed Income Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 0.7%
	Mexico - 0.7%
	Mexico Government International Bonds
$ 237,000	6.88%, 05/13/2037	$238,265
238,000	7.38%, 05/13/2055	239,830
	Total Foreign Government Obligations (cost $476,941)	$478,095
MUNICIPAL BONDS - 8.6%
	Single Family Housing - 5.7%
100,000	Florida Housing Finance Corp., FL, Rev, (FHLMC), (FNMA), (GNMA) 6.25%, 01/01/2055	$103,232
	Illinois Housing Dev Auth, IL, Rev, (FHLMC), (FNMA), (GNMA)
485,000	6.00%, 04/01/2054	494,709
1,075,000	(FHLMC), (FNMA), (GNMA) 6.25, 10/01/2054,	1,110,379
	Indiana Housing & Community Dev Auth, IN, Rev, (FHLMC), (FNMA), (GNMA)
100,000	6.00%, 07/01/2054	100,893
100,000	6.00%, 07/01/2055(6)	102,990
100,000	6.25%, 01/01/2054	103,352
120,000	6.25%, 07/01/2054	123,805
405,000	Iowa Finance Auth, IA, Rev, (FHLMC), (FNMA), (GNMA) 6.25, 07/01/2054,	418,126
	Nebraska Investment Finance Auth, NE, Rev, (FHLMC), (FNMA), (GNMA)
100,000	6.25%, 09/01/2047	103,172
100,000	6.25%, 09/01/2049	101,319
455,000	Nevada Housing Division, NV, Rev, (FHLMC), (FNMA), (GNMA) 6.25%, 10/01/2054	468,889
660,000	Texas Department of Housing & Community Affairs, TX, Rev, (GNMA) 6.00, 01/01/2054,	674,761
		3,905,627
	Student Loan - 0.4%
	New Hampshire Health & Education Facs Auth Act, NH, Rev
165,000	5.04%, 11/01/2034	159,677
105,000	5.34%, 11/01/2044	93,622
		253,299
	Tobacco - 1.6%
1,185,000	Golden State Tobacco Securitization Corp., CA, Rev 3.00%, 06/01/2046	1,095,866
	Utilities - 0.9%
	Texas Natural Gas Securitization Finance Corp., TX, Rev
251,192	5.10%, 04/01/2035	252,635
360,000	5.17%, 04/01/2041	355,588
		608,223
	Total Municipal Bonds (cost $5,839,486)	$5,863,015
U.S. GOVERNMENT AGENCIES - 25.5%
	Mortgage-Backed Agencies - 25.5%
	Federal Home Loan Mortgage Corp. - 11.9%
1,709,858	2.00%, 09/01/2050	$1,344,284
615,418	4.50%, 08/25/2033(3)	600,866
515,555	4.50%, 09/01/2052	486,137
839,437	4.50%, 10/01/2052	791,566
848,178	5.00%, 08/01/2052	820,423
837,810	5.00%, 11/01/2052	811,593
240,000	5.55%, 10/25/2054, 30 day USD SOFR Average + 1.20%(2)	240,105
1,314,641	5.72%, 02/25/2055, 30 day USD SOFR Average + 1.20%(2)	1,313,971
457,087	6.00%, 01/01/2053	461,282
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 25.5% - (continued)
	Mortgage-Backed Agencies - 25.5% - (continued)
	Federal Home Loan Mortgage Corp. - 11.9% - (continued)
$ 317,072	6.00%, 03/01/2053	$319,895
360,788	6.00%, 11/01/2054	363,575
555,992	6.50%, 02/01/2054	570,414
		8,124,111
	Federal National Mortgage Association - 9.3%
1,527,263	2.50%, 02/01/2052	1,247,578
461,542	3.00%, 08/01/2052	393,304
477,912	5.00%, 08/01/2052	463,030
427,896	5.00%, 10/01/2052	414,506
880,089	5.45%, 12/25/2054, 30 day USD SOFR Average + 1.10%(2)	877,755
231,574	5.50%, 01/01/2053	229,214
805,076	5.50%, 10/01/2054	795,369
510,000	5.60%, 02/25/2055, 30 day USD SOFR Average + 1.20%(2)	510,120
436,133	6.00%, 01/01/2053	439,981
637,085	6.00%, 02/01/2053	642,398
391,713	6.00%, 09/01/2054	394,570
		6,407,825
	Government National Mortgage Association - 4.3%
103,000	5.49%, 01/20/2055, 30 day USD SOFR Average + 1.10%(2)	102,964
467,319	5.50%, 12/20/2052	465,084
897,585	5.50%, 05/20/2053	893,671
508,000	5.50%, 01/20/2055, 30 day USD SOFR Average + 1.10%(2)	506,497
621,811	6.00%, 12/20/2052	631,204
350,848	6.00%, 01/20/2054	355,048
		2,954,468
	Total U.S. Government Agencies (cost $17,592,980)	$17,486,404
U.S. GOVERNMENT SECURITIES - 16.5%
	U.S. Treasury Securities - 16.5%
	U.S. Treasury Bonds - 15.3%
548,000	1.38%, 11/15/2040	$340,959
1,159,000	2.88%, 05/15/2052	810,440
489,000	3.00%, 08/15/2052	350,857
1,440,000	3.63%, 02/15/2053	1,171,069
2,741,000	3.88%, 02/15/2043	2,426,213
851,000	4.00%, 11/15/2052	740,835
360,500	4.13%, 08/15/2053	321,070
952,000	4.25%, 08/15/2054	867,956
1,593,100	4.38%, 08/15/2043	1,503,613
353,900	4.50%, 11/15/2054	337,090
162,000	4.63%, 05/15/2054	157,191
1,328,000	4.75%, 11/15/2043	1,314,876
154,000	4.75%, 11/15/2053	152,195
		10,494,364
	U.S. Treasury Notes - 1.2%
559,800	4.25%, 11/15/2034	546,767
302,500	4.38%, 12/31/2029	303,044
		849,811
	Total U.S. Government Securities (cost $12,365,043)	$11,344,175
	Total Long-Term Investments (cost $66,596,113)	$65,590,229
SHORT-TERM INVESTMENTS - 2.9%
	U.S. Treasury Securities - 2.9%
	U.S. Treasury Bills - 2.9%
300,000	4.25%, 07/24/2025(7)	$294,108

10

Hartford Schroders Core Fixed Income Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 2.9% - (continued)
	U.S. Treasury Securities - 2.9% - (continued)
	U.S. Treasury Bills - 2.9 - (continued)
$ 1,728,000	4.26%, 07/24/2025(7)		$1,694,059
	Total Short-Term Investments (cost $1,987,677)		$1,988,167
	Total Investments (cost $68,583,790)	98.5%	$67,578,396
	Other Assets and Liabilities	1.5%	1,029,172
	Net Assets	100.0%	$68,607,568
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At January 31, 2025, the aggregate value of these securities was
$8,126,094, representing 11.8% of net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2025. Base lending rates may be subject to a floor or cap.
(3)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(4)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2025. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(6)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of this security was $103,138 at January 31, 2025.
(7)	The rate shown represents current yield to maturity.

Futures Contracts Outstanding at January 31, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	15	03/31/2025	$3,084,375	$2,080
U.S. Treasury 5-Year Note Future	40	03/31/2025	4,255,625	14,204
U.S. Treasury 10-Year Note Future	146	03/20/2025	15,891,187	(118,405)
U.S. Treasury Ultra Bond Future	6	03/20/2025	710,813	(25,747)
Total				$(127,868)
Short position contracts:
U.S. Treasury 10-Year Ultra Future	(29)	03/20/2025	$(3,229,875)	$42,990
Total futures contracts				$(84,878)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.

11

Hartford Schroders Core Fixed Income Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$3,086,497	$—	$3,086,497	$—
Corporate Bonds	27,332,043	—	27,332,043	—
Foreign Government Obligations	478,095	—	478,095	—
Municipal Bonds	5,863,015	—	5,863,015	—
U.S. Government Agencies	17,486,404	—	17,486,404	—
U.S. Government Securities	11,344,175	—	11,344,175	—
Short-Term Investments	1,988,167	—	1,988,167	—
Futures Contracts(2)	59,274	59,274	—	—
Total	$67,637,670	$59,274	$67,578,396	$—
Liabilities
Futures Contracts(2)	$(144,152)	$(144,152)	$—	$—
Total	$(144,152)	$(144,152)	$—	$—

(1)	For the period ended January 31, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

12

Hartford Schroders Diversified Emerging Markets Fund
Schedule of Investments
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.9%
	Brazil - 2.7%
51,000	Ambev SA	$96,868
16,200	B3 SA - Brasil Bolsa Balcao	31,019
11,600	BB Seguridade Participacoes SA	76,499
7,100	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	114,894
21,400	Cia de Saneamento de Minas Gerais Copasa MG	81,952
63,960	Cia Energetica de Minas Gerais ADR	119,605
8,800	Energisa SA	59,720
41	MercadoLibre, Inc.*	78,810
22,165	NU Holdings Ltd. Class A*	293,465
20,900	Porto Seguro SA	143,016
12,500	Transmissora Alianca de Energia Eletrica SA	71,675
34,300	Vale SA	317,936
25,100	WEG SA	236,395
		1,721,854
	China - 27.4%
369,000	Agricultural Bank of China Ltd. Class H	203,232
122,600	Alibaba Group Holding Ltd.	1,503,870
3,793	Amlogic Shanghai Co. Ltd. Class A*	44,123
5,600	Anker Innovations Technology Co. Ltd. Class A	84,111
22,200	ANTA Sports Products Ltd.	236,191
3,323	Atour Lifestyle Holdings Ltd. ADR	91,083
287,000	Bank of China Ltd. Class H	148,473
3,220	Bilibili, Inc. Class Z*	54,001
330,000	Bosideng International Holdings Ltd.	159,741
12,000	BYD Co. Ltd. Class H	421,684
681,000	China Construction Bank Corp. Class H	554,140
91,500	China Hongqiao Group Ltd.	153,822
70,000	China Life Insurance Co. Ltd. Class H	129,947
71,500	China Merchants Bank Co. Ltd. Class H	393,256
90,000	China Merchants Port Holdings Co. Ltd.	153,043
205,000	China Overseas Property Holdings Ltd.	126,770
81,600	China Pacific Insurance Group Co. Ltd. Class H	243,069
47,000	China Resources Mixc Lifestyle Services Ltd.(1)	177,966
568,000	China Tower Corp. Ltd. Class H(1)	81,816
12,100	Chongqing Baiya Sanitary Products Co. Ltd. Class A	39,112
384,000	Chongqing Rural Commercial Bank Co. Ltd. Class H	235,036
120,000	CMOC Group Ltd. Class H	88,652
9,600	Contemporary Amperex Technology Co. Ltd. Class A	342,282
3,500	DPC Dash Ltd.*	35,620
4,800	Eastroc Beverage Group Co. Ltd. Class A	160,837
2,000	Eoptolink Technology, Inc. Ltd. Class A	34,696
10,545	Full Truck Alliance Co. Ltd. ADR	118,737
24,800	Fuyao Glass Industry Group Co. Ltd. Class H(1)	167,097
5,900	Gambol Pet Group Co. Ltd. Class A	80,140
23,400	Giant Biogene Holding Co. Ltd.(1)	173,754
9,300	Gree Electric Appliances, Inc. of Zhuhai Class A	57,685
90,000	Guangshen Railway Co. Ltd. Class H	24,372
13,000	Haitian International Holdings Ltd.	34,561
9,900	Hexing Electrical Co. Ltd. Class A	51,581
29,400	Huatai Securities Co. Ltd. Class H(1)	50,629
2,400	Huizhou Desay Sv Automotive Co. Ltd. Class A	35,973
464,000	Industrial & Commercial Bank of China Ltd. Class H	315,834
9,500	Innovent Biologics, Inc.*(1)	40,428
68,900	JD Logistics, Inc.*(1)	118,644
23,850	JD.com, Inc. Class A	485,129
10,929	Kanzhun Ltd. ADR*	157,487
31,000	Kingsoft Corp. Ltd.	156,718
43,700	Kuaishou Technology*(1)	239,154
500	Kweichow Moutai Co. Ltd. Class A	99,340
900	Laopu Gold Co. Ltd. Class H*	48,156
10,065	LexinFintech Holdings Ltd. ADR	79,514
9,400	Li Auto, Inc. Class A*	110,637
50,500	Meituan Class B*(1)	961,144
9,900	Midea Group Co. Ltd. Class A	101,013
15,500	NetEase, Inc.	318,605
66,400	New China Life Insurance Co. Ltd. Class H	207,807
Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.9% - (continued)
	China - 27.4% - (continued)
9,400	Nongfu Spring Co. Ltd. Class H(1)	$44,346
5,175	PDD Holdings, Inc. ADR*	579,134
397,000	People's Insurance Co. Group of China Ltd. Class H	203,177
100,000	PICC Property & Casualty Co. Ltd. Class H	162,473
38,000	Ping An Insurance Group Co. of China Ltd. Class H	213,966
16,000	Pop Mart International Group Ltd.(1)	194,053
2,835	Qifu Technology, Inc. ADR	113,116
4,000	Seres Group Co. Ltd. Class A	73,600
9,800	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	69,968
9,400	Sieyuan Electric Co. Ltd. Class A	104,702
58,500	Sinopec Engineering Group Co. Ltd. Class H	46,817
149,000	Sunac Services Holdings Ltd.(1)	29,944
57,100	Tencent Holdings Ltd.	3,004,327
89,600	Tongcheng Travel Holdings Ltd.(2)	225,868
7,650	Trip.com Group Ltd.*	537,291
24,000	Weilong Delicious Global Holdings Ltd.	22,522
13,500	WUS Printed Circuit Kunshan Co. Ltd. Class A	77,971
179,400	Xiaomi Corp. Class B*(1)	899,163
10,100	XPeng, Inc. Class A*	76,759
12,500	Yankershop Food Co. Ltd. Class A	92,020
3,200	Yantai China Pet Foods Co. Ltd. Class A	16,943
11,600	Yealink Network Technology Corp. Ltd. Class A	65,814
9,500	Yunnan Aluminium Co. Ltd. Class A	21,728
27,600	Yutong Bus Co. Ltd. Class A	108,471
1,800	Zhejiang Cfmoto Power Co. Ltd. Class A	51,240
37,200	Zhejiang Weixing Industrial Development Co. Ltd. Class A	73,782
5,600	ZTO Express Cayman, Inc.	107,216
		17,347,123
	Greece - 1.8%
114,235	Eurobank Ergasias Services & Holdings SA Class A	285,899
11,971	Hellenic Telecommunications Organization SA	181,016
6,694	Jumbo SA	180,840
31,945	National Bank of Greece SA	276,822
13,578	OPAP SA	232,921
		1,157,498
	Hong Kong - 0.4%
22,600	AIA Group Ltd.	158,881
295,000	Sino Biopharmaceutical Ltd.	107,242
		266,123
	Hungary - 1.2%
10,510	Magyar Telekom Telecommunications PLC	37,034
5,945	OTP Bank Nyrt	367,814
12,646	Richter Gedeon Nyrt	327,513
		732,361
	India - 15.4%
2,689	Ajanta Pharma Ltd.	83,417
36,907	Axis Bank Ltd.	418,177
1,528	Bajaj Auto Ltd.	155,666
1,836	Bajaj Finance Ltd.	166,476
14,947	Bank of Baroda	36,653
13,403	Bharti Airtel Ltd.	250,696
328	BSE Ltd.	19,974
15,813	City Union Bank Ltd.	31,585
1,777	Coforge Ltd.	168,528
1,983	Colgate-Palmolive India Ltd.	64,504
1,924	Computer Age Management Services Ltd.	79,595
3,518	Cummins India Ltd.	117,910
831	Dixon Technologies India Ltd.(2)	143,031
1,479	eClerx Services Ltd.	52,010
3,139	Eicher Motors Ltd.	187,800
8,515	Emami Ltd.	57,810
18,493	HCL Technologies Ltd.	366,997
4,396	HDFC Asset Management Co. Ltd.(1)	195,835

13

Hartford Schroders Diversified Emerging Markets Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.9% - (continued)
	India - 15.4% - (continued)
54,107	HDFC Bank Ltd.	$1,059,056
6,002	Hero MotoCorp Ltd.	299,665
5,460	Hindustan Unilever Ltd.	155,321
49,827	ICICI Bank Ltd.	717,037
23,276	Indian Energy Exchange Ltd.(1)	46,687
25,934	Indian Hotels Co. Ltd.	228,098
16,549	IndusInd Bank Ltd.	188,742
24,102	Infosys Ltd.	524,443
4,678	JB Chemicals & Pharmaceuticals Ltd.	95,086
59,031	Karur Vysya Bank Ltd.	161,749
4,680	Kfin Technologies Ltd.	58,619
1,921	Mahindra & Mahindra Ltd.	66,021
554	MakeMyTrip Ltd.*	60,536
10,650	Marico Ltd.	82,309
6,313	Max Healthcare Institute Ltd.	77,071
700	Multi Commodity Exchange of India Ltd.	46,105
1,457	Nestle India Ltd.	38,867
168	Page Industries Ltd.	86,622
3,526	Persistent Systems Ltd.	244,376
5,087	Pidilite Industries Ltd.	168,451
137,006	Power Grid Corp. of India Ltd.	475,788
37,973	Punjab National Bank	44,092
19,822	REC Ltd.	102,267
32,346	Reliance Industries Ltd.	470,727
6,995	Shriram Finance Ltd.	43,762
16,632	Sun Pharmaceutical Industries Ltd.	334,189
9,262	Tata Consultancy Services Ltd.	438,264
7,194	Torrent Pharmaceuticals Ltd.	271,084
1,480	Trent Ltd.	97,826
25,752	Union Bank of India Ltd.	34,102
6,655	Varun Beverages Ltd.	41,240
3,497	Vijaya Diagnostic Centre Ltd.	41,610
11,028	Voltas Ltd.	159,995
26,417	Wipro Ltd.	94,638
53,126	Zomato Ltd.*	134,554
		9,785,663
	Indonesia - 2.0%
330,900	Bank Central Asia Tbk. PT	191,154
853,400	Bank Mandiri Persero Tbk. PT	313,558
825,000	Bank Negara Indonesia Persero Tbk. PT	240,018
1,316,300	Bank Rakyat Indonesia Persero Tbk. PT	339,905
138,200	Indofood CBP Sukses Makmur Tbk. PT	97,503
562,500	Perusahaan Gas Negara Tbk. PT	55,077
98,300	Telkom Indonesia Persero Tbk. PT	15,831
		1,253,046
	Malaysia - 1.3%
9,500	Carlsberg Brewery Malaysia Bhd. Class B	42,284
73,100	CIMB Group Holdings Bhd.	131,224
9,400	Heineken Malaysia Bhd.	51,286
36,100	Hong Leong Bank Bhd.	163,279
25,200	Malayan Banking Bhd.	58,422
41,100	Mega First Corp. Bhd.	39,402
37,500	Public Bank Bhd.	36,222
41,400	RHB Bank Bhd.	59,691
118,900	Telekom Malaysia Bhd.	175,555
56,100	Westports Holdings Bhd.	57,642
		815,007
	Mexico - 3.1%
434,200	America Movil SAB de CV Series B	304,875
22,900	Arca Continental SAB de CV	208,622
2,794	Coca-Cola Femsa SAB de CV ADR	219,301
25,100	Grupo Aeroportuario del Centro Norte SAB de CV	236,998
691	Grupo Aeroportuario del Sureste SAB de CV ADR	189,659
14,200	Grupo Comercial Chedraui SA de CV	81,882
39,300	Grupo Financiero Banorte SAB de CV Class O	272,798
Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.9% - (continued)
	Mexico - 3.1% - (continued)
35,900	Grupo Financiero Inbursa SAB de CV Class O*	$76,488
17,400	Grupo Mexico SAB de CV Class B	84,934
38,400	Kimberly-Clark de Mexico SAB de CV Class A	57,242
11,730	Promotora y Operadora de Infraestructura SAB de CV	109,166
4,400	Qualitas Controladora SAB de CV	36,638
5,000	Regional SAB de CV	32,593
375	Southern Copper Corp.	34,357
		1,945,553
	Peru - 0.5%
1,723	Credicorp Ltd.	315,481
	Philippines - 1.1%
110,530	BDO Unibank, Inc.	260,547
43,100	International Container Terminal Services, Inc.	257,349
5,200	Manila Electric Co.	39,909
129,580	Metropolitan Bank & Trust Co.	153,620
		711,425
	Poland - 1.1%
6,373	Alior Bank SA	147,101
5,799	Bank Polska Kasa Opieki SA	227,483
3,343	KGHM Polska Miedz SA	102,504
5,395	Powszechna Kasa Oszczednosci Bank Polski SA	88,514
1,309	Santander Bank Polska SA	162,493
		728,095
	Qatar - 0.0%
5,362	Qatar National Bank QPSC	24,587
	Romania - 0.4%
30,722	NEPI Rockcastle NV	232,160
	Saudi Arabia - 3.9%
15,735	Al Rajhi Bank	414,997
4,071	Arab National Bank	23,208
1,616	Dr. Sulaiman Al Habib Medical Services Group Co.	125,895
406	Elm Co.	126,107
16,052	Etihad Etisalat Co.	247,797
19,450	Jarir Marketing Co.	66,447
41,472	Riyad Bank	323,772
42,961	Saudi Arabian Oil Co.(1)	317,904
15,833	Saudi Awwal Bank	151,658
43,742	Saudi National Bank	398,431
26,086	Saudi Telecom Co.	302,291
		2,498,507
	Singapore - 0.3%
1,541	Sea Ltd. ADR*	187,678
	South Africa - 2.4%
28,624	AVI Ltd.	150,945
504	Capitec Bank Holdings Ltd.	80,246
15,977	Clicks Group Ltd.	307,525
32,536	FirstRand Ltd.	132,373
19,508	Gold Fields Ltd.	333,308
62,376	Momentum Group Ltd.	96,189
6,397	Mr. Price Group Ltd.	85,277
12,972	Standard Bank Group Ltd.	151,304
30,262	Truworths International Ltd.	138,882
6,291	Vodacom Group Ltd.	36,794
		1,512,843
	South Korea - 8.8%
12	Celltrion, Inc.	1,475
1,667	Classys, Inc.*	61,747
699	Cosmecca Korea Co. Ltd.*	24,680
1,353	Coway Co. Ltd.*	71,575
3,226	DB Insurance Co. Ltd.	214,648
6,581	Hana Financial Group, Inc.	272,391
1,326	HD Hyundai Co. Ltd.	75,428

14

Hartford Schroders Diversified Emerging Markets Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.9% - (continued)
	South Korea - 8.8% - (continued)
779	HD Hyundai Electric Co. Ltd.	$217,655
436	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.*	69,107
2,561	Hyundai Glovis Co. Ltd.	261,628
895	Hyundai Mobis Co. Ltd.	161,508
933	Hyundai Motor Co.	131,319
2,795	KB Financial Group, Inc.	175,110
4,460	Kia Corp.	311,209
8,489	Korean Air Lines Co. Ltd.*	144,119
835	Krafton, Inc.*	208,045
1,589	KT Corp.	52,160
231	LG Energy Solution Ltd.*	55,612
1,982	NAVER Corp.*	293,508
74	Samsung Biologics Co. Ltd.*(1)	54,730
45,512	Samsung Electronics Co. Ltd.	1,625,403
433	Samsung Fire & Marine Insurance Co. Ltd.	113,011
6,405	Shinhan Financial Group Co. Ltd.	223,111
835	SK Biopharmaceuticals Co. Ltd.*	62,138
4,187	SK Hynix, Inc.	563,694
2,889	SK Telecom Co. Ltd.	110,011
		5,555,022
	Taiwan - 17.8%
6,000	Accton Technology Corp.	137,780
1,000	Alchip Technologies Ltd.	93,030
17,000	Asustek Computer, Inc.	309,442
3,000	AURAS Technology Co. Ltd.	55,630
6,000	Bizlink Holding, Inc.	113,548
90,000	Cathay Financial Holding Co. Ltd.	181,465
7,000	Chroma ATE, Inc.	78,829
14,000	Chunghwa Telecom Co. Ltd.	53,460
33,000	Delta Electronics, Inc.	429,991
17,000	E Ink Holdings, Inc.	142,691
3,000	Eclat Textile Co. Ltd.	47,796
4,000	Elite Material Co. Ltd.	73,424
40,800	Fubon Financial Holding Co. Ltd.	114,288
85,000	Hon Hai Precision Industry Co. Ltd.	453,869
1,000	King Slide Works Co. Ltd.	45,297
1,000	Lotes Co. Ltd.	56,343
17,000	MediaTek, Inc.	736,219
14,000	Nien Made Enterprise Co. Ltd.	183,782
2,000	Novatek Microelectronics Corp.	31,430
33,000	Quanta Computer, Inc.	261,628
8,000	Realtek Semiconductor Corp.	131,767
217,000	Taiwan Semiconductor Manufacturing Co. Ltd.	7,241,960
35,000	Tripod Technology Corp.	205,275
2,000	Voltronic Power Technology Corp.	112,884
		11,291,828
	Thailand - 0.4%
30,100	Advanced Info Service PCL NVDR	253,028
	United Arab Emirates - 3.1%
88,530	Abu Dhabi Commercial Bank PJSC	288,518
19,719	Abu Dhabi Islamic Bank PJSC	83,749
59,093	ADNOC Drilling Co. PJSC	86,876
72,042	Air Arabia PJSC	60,606
89,679	Dubai Islamic Bank PJSC	187,635
9,981	Emaar Development PJSC	35,648
68,067	Emaar Properties PJSC	249,827
68,666	Emirates Integrated Telecommunications Co. PJSC	147,313
53,848	Emirates NBD Bank PJSC	305,667
20,087	Emirates Telecommunications Group Co. PJSC	93,516
85,687	First Abu Dhabi Bank PJSC	338,958
45,207	Salik Co. PJSC	59,595
		1,937,908
Shares or Principal Amount			Market Value†
COMMON STOCKS - 95.9% - (continued)
	United Kingdom - 0.5%
10,362	Anglogold Ashanti PLC		$312,008
	United States - 0.3%
4,304	Genpact Ltd.		209,562
	Total Common Stocks (cost $50,710,585)		$60,794,360
PREFERRED STOCKS - 2.1%
	Brazil - 2.1%
133,210	Banco Bradesco SA (Preference Shares)(3)		$275,581
26,900	Cia De Sanena Do Parana (Preference Shares)(3)		23,659
75,100	Itau Unibanco Holding SA (Preference Shares)(3)		434,481
88,400	Petroleo Brasileiro SA (Preference Shares)(3)		570,118
	Total Preferred Stocks (cost $1,314,476)		$1,303,839
	Total Long-Term Investments (cost $52,025,061)		$62,098,199
	Total Investments (cost $52,025,061)	98.0%	$62,098,199
	Other Assets and Liabilities	2.0%	1,299,308
	Net Assets	100.0%	$63,397,507
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At January 31, 2025, the aggregate value of these securities was
$3,793,294, representing 6.0% of net assets.

(2)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2025, the aggregate value of these securities was $368,899, representing 0.6% of net assets.

(3)	Currently no rate available.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.

15

Hartford Schroders Diversified Emerging Markets Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$60,794,360	$8,816,009	$51,978,351	$—
Preferred Stocks	1,303,839	1,303,839	—	—
Total	$62,098,199	$10,119,848	$51,978,351	$—

(1)	For the period ended January 31, 2025, there were no transfers in and out of Level 3.

16

Hartford Schroders Diversified Growth Fund (Consolidated)
Schedule of Investments
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 5.7%
	United States - 5.7%
	Federal Home Loan Mortgage Corp. - 0.9%
$ 38,725	4.50%, 09/01/2052	$36,516
50,249	5.00%, 09/01/2052	48,680
79,843	5.00%, 11/01/2052	77,344
66,714	5.50%, 10/01/2053	65,994
76,977	5.50%, 01/01/2054	76,067
49,024	5.50%, 06/01/2054	48,433
43,056	6.00%, 01/01/2053	43,452
126,172	6.00%, 10/01/2053	127,245
558,576	6.00%, 10/01/2054	562,651
89,676	6.50%, 02/01/2054	92,002
		1,178,384
	Federal National Mortgage Association - 2.8%
17,745	4.50%, 06/01/2052	16,727
35,670	5.00%, 10/01/2052	34,554
96,238	5.00%, 04/01/2053	92,968
113,721	5.00%, 12/01/2053	109,900
90,681	5.50%, 01/01/2053	89,757
218,064	5.50%, 12/01/2053	215,600
276,841	5.50%, 01/01/2054	273,591
227,677	5.50%, 02/01/2054	224,932
207,097	5.50%, 09/01/2054	204,600
487,460	5.50%, 01/01/2055	481,582
110,514	6.00%, 02/01/2053	111,436
258,823	6.00%, 11/01/2053	261,121
163,983	6.00%, 12/01/2053	165,179
292,682	6.00%, 01/01/2054	295,070
249,968	6.00%, 02/01/2054	251,963
677,559	6.00%, 10/01/2054	682,502
37,354	6.50%, 10/01/2053	38,330
29,407	6.50%, 12/01/2053	30,170
8,112	6.50%, 02/01/2054	8,323
121,207	6.50%, 04/01/2054	124,351
		3,712,656
	Government National Mortgage Association - 2.0%
119,411	5.00%, 09/20/2053	116,196
496,818	5.00%, 10/20/2054	483,134
83,815	5.50%, 05/20/2053	83,450
93,333	5.50%, 06/20/2053	92,907
88,972	5.50%, 12/20/2053	88,457
440,208	5.50%, 01/20/2054	437,701
535,863	5.50%, 10/20/2054	532,497
133,465	6.00%, 12/20/2052	135,482
182,732	6.00%, 12/20/2053	184,930
256,700	6.00%, 01/20/2054	259,773
38,600	6.00%, 05/20/2054	38,994
166,125	6.00%, 09/20/2054	167,701
16,031	6.50%, 01/20/2054	16,356
		2,637,578
	Total U.S. Government Agencies (cost $7,493,613)	$7,528,618
COMMON STOCKS - 45.7%
	Australia - 0.6%
2,646	ANZ Group Holdings Ltd.	$49,966
4,596	BlueScope Steel Ltd.	60,016
1,177	Commonwealth Bank of Australia	116,149
635	Macquarie Group Ltd.	93,937
2,349	National Australia Bank Ltd.	57,883
353	Rio Tinto Ltd.	25,423
1,208	Rio Tinto PLC	72,748
9,407	Santos Ltd.	40,732
1,650	Wesfarmers Ltd.	77,722
3,927	Westpac Banking Corp.	81,481
Shares or Principal Amount		Market Value†
COMMON STOCKS - 45.7% - (continued)
	Australia - 0.6% - (continued)
1,938	Woodside Energy Group Ltd.	$29,537
1,316	Woolworths Group Ltd.	24,743
		730,337
	Belgium - 0.1%
1,055	Anheuser-Busch InBev SA	51,987
1,162	Groupe Bruxelles Lambert NV	80,666
		132,653
	Brazil - 0.2%
45	MercadoLibre, Inc.*	86,499
3,106	Petroleo Brasileiro SA ADR	44,136
1,742	Wheaton Precious Metals Corp.	108,690
1,372	Yara International ASA	41,092
		280,417
	Canada - 0.9%
610	Alimentation Couche-Tard, Inc.	32,213
379	Bank of Montreal	37,521
959	Bank of Nova Scotia	49,067
1,204	Canadian Imperial Bank of Commerce	75,843
350	Canadian National Railway Co.	36,562
2,473	Canadian Natural Resources Ltd.	75,125
738	Canadian Pacific Kansas City Ltd.	58,650
396	Canadian Tire Corp. Ltd. Class A	44,582
47	Constellation Software, Inc.	153,708
834	Enbridge, Inc.	36,066
717	Fortis, Inc.	30,538
1,852	Manulife Financial Corp.	55,381
282	Nutrien Ltd.	14,555
790	Onex Corp.	60,592
1,513	Open Text Corp.	44,515
1,357	Pembina Pipeline Corp.	48,982
1,066	Rogers Communications, Inc. Class B	29,280
564	Royal Bank of Canada	68,758
815	Shopify, Inc. Class A*	95,113
537	Sun Life Financial, Inc.	30,967
1,221	Suncor Energy, Inc.	45,812
497	TC Energy Corp.	22,396
932	Toronto-Dominion Bank	53,168
		1,199,394
	China - 1.0%
9,500	Alibaba Group Holding Ltd.	116,532
3,000	Baidu, Inc. Class A*	33,919
2,500	BYD Co. Ltd. Class H	87,851
141,000	CGN Power Co. Ltd. Class H(1)	45,633
60,000	China Construction Bank Corp. Class H	48,823
36,000	China Life Insurance Co. Ltd. Class H	66,830
14,000	China Mengniu Dairy Co. Ltd.	28,064
10,000	China Merchants Bank Co. Ltd. Class H	55,001
11,000	China Resources Land Ltd.	33,484
3,350	JD.com, Inc. Class A	68,142
9,500	Li Ning Co. Ltd.	19,645
3,800	Meituan Class B*(1)	72,324
2,800	NetEase, Inc.	57,555
241	NXP Semiconductors NV	50,261
442	PDD Holdings, Inc. ADR*	49,464
4,000	Ping An Insurance Group Co. of China Ltd. Class H	22,523
1,531	Prosus NV	58,480
6,900	Tencent Holdings Ltd.	363,045
5,500	Wuxi Biologics Cayman, Inc.*(1)	13,165
1,014	Yum China Holdings, Inc.	46,897
		1,337,638

17

Hartford Schroders Diversified Growth Fund (Consolidated)
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 45.7% - (continued)
	Denmark - 0.2%
441	DSV AS	$87,853
2,121	Novo Nordisk AS Class B	179,065
		266,918
	Finland - 0.0%
1,754	UPM-Kymmene OYJ	51,725
	France - 0.9%
451	Air Liquide SA	78,782
548	Airbus SE	94,788
1,647	AXA SA	62,482
1,355	BNP Paribas SA	92,560
235	Capgemini SE	42,703
876	Eiffage SA	78,259
307	EssilorLuxottica SA	84,259
25	Hermes International SCA	70,316
55	Kering SA	14,398
704	Legrand SA	71,775
203	L'Oreal SA	75,320
136	LVMH Moet Hennessy Louis Vuitton SE	99,471
211	Pernod Ricard SA	24,098
527	Safran SA	130,641
1,582	TotalEnergies SE	91,649
436	Vinci SA	47,181
		1,158,682
	Germany - 0.7%
264	adidas AG	69,606
247	Allianz SE	80,538
1,224	BASF SE	58,970
568	Bayer AG	12,710
1,322	Deutsche Post AG	47,596
3,037	Deutsche Telekom AG	101,888
1,649	Infineon Technologies AG	54,217
1,062	Mercedes-Benz Group AG	64,612
1,212	RWE AG	37,558
890	SAP SE	245,261
626	Siemens AG	134,200
		907,156
	Greece - 0.0%
2,255	OPAP SA	38,683
	Hong Kong - 0.2%
9,000	AIA Group Ltd.	63,271
6,000	CK Asset Holdings Ltd.	25,071
3,100	Hang Seng Bank Ltd.	38,845
1,300	Hong Kong Exchanges & Clearing Ltd.	50,881
4,500	MTR Corp. Ltd.	14,107
3,519	Prudential PLC	29,285
2,000	Sun Hung Kai Properties Ltd.	17,879
		239,339
	India - 0.6%
1,321	Axis Bank Ltd. GDR(2)	75,033
4,145	Dr. Reddy's Laboratories Ltd. ADR	57,284
3,909	GAIL India Ltd. GDR(2)	48,081
1,560	HDFC Bank Ltd. ADR	94,598
3,754	ICICI Bank Ltd. ADR	107,627
3,724	Infosys Ltd. ADR	81,742
1,723	Larsen & Toubro Ltd. GDR(2)	70,471
2,160	Mahindra & Mahindra Ltd. GDR(2)	74,304
1,221	Reliance Industries Ltd. GDR(1)	71,673
19,626	Wipro Ltd. ADR	72,027
		752,840
	Indonesia - 0.1%
82,900	Bank Central Asia Tbk. PT	47,890
171,100	Indofood Sukses Makmur Tbk. PT	82,401
		130,291
Shares or Principal Amount		Market Value†
COMMON STOCKS - 45.7% - (continued)
	Ireland - 0.1%
355	Accenture PLC Class A	$136,657
	Israel - 0.1%
3,204	Teva Pharmaceutical Industries Ltd. ADR*	56,807
	Italy - 0.2%
8,553	Enel SpA	60,792
2,529	Eni SpA	35,604
3,927	FinecoBank Banca Fineco SpA	74,555
21,465	Intesa Sanpaolo SpA	92,908
		263,859
	Japan - 1.8%
3,000	Astellas Pharma, Inc.	29,082
1,600	Daiichi Sankyo Co. Ltd.	44,609
300	Daikin Industries Ltd.	35,238
1,400	FANUC Corp.	41,709
200	Fast Retailing Co. Ltd.	65,871
2,400	Hankyu Hanshin Holdings, Inc.	61,067
5,100	Hitachi Ltd.	128,216
5,600	Honda Motor Co. Ltd.	53,005
300	Hoya Corp.	40,286
1,700	ITOCHU Corp.	78,275
1,400	Kao Corp.	55,513
1,500	KDDI Corp.	49,974
200	Keyence Corp.	86,142
3,400	Kirin Holdings Co. Ltd.	43,023
4,400	Mitsubishi Corp.	70,177
8,200	Mitsubishi HC Capital, Inc.	54,531
6,700	Mitsubishi UFJ Financial Group, Inc.	84,731
3,700	Mitsui & Co. Ltd.	73,230
2,300	Murata Manufacturing Co. Ltd.	36,135
1,600	NIDEC Corp.	27,634
1,100	Nintendo Co. Ltd.	72,165
37,200	Nippon Telegraph & Telephone Corp.	36,622
2,800	ORIX Corp.	59,144
1,400	Otsuka Holdings Co. Ltd.	73,104
1,600	Recruit Holdings Co. Ltd.	111,667
4,400	Seven & i Holdings Co. Ltd.	70,241
300	Shimano, Inc.	42,098
1,900	Shin-Etsu Chemical Co. Ltd.	58,904
1,100	SoftBank Group Corp.	67,245
4,600	Sony Group Corp.	101,519
5,000	Sumitomo Mitsui Financial Group, Inc.	123,215
2,300	Takeda Pharmaceutical Co. Ltd.	61,870
2,300	Tokio Marine Holdings, Inc.	75,862
300	Tokyo Electron Ltd.	50,605
7,100	Toyota Motor Corp.	134,683
		2,297,392
	Jersey - 0.0%
548	Aptiv PLC*	34,206
	Malaysia - 0.1%
7,300	Hong Leong Bank Bhd.	33,018
1,100	Nestle Malaysia Bhd.	22,174
27,000	Public Bank Bhd.	26,079
16,500	RHB Bank Bhd.	23,790
		105,061
	Mexico - 0.1%
35,514	America Movil SAB de CV Series B	24,936
11,469	Grupo Mexico SAB de CV Class B	55,984
11,170	Wal-Mart de Mexico SAB de CV	29,097
		110,017
	Netherlands - 0.2%
94	Argenx SE*	62,702

18

Hartford Schroders Diversified Growth Fund (Consolidated)
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 45.7% - (continued)
	Netherlands - 0.2% - (continued)
241	ASML Holding NV	$178,283
4,389	ING Groep NV	72,949
		313,934
	Norway - 0.0%
1,131	Equinor ASA	27,239
	Philippines - 0.0%
3,260	SM Investments Corp.	43,433
	Singapore - 0.2%
3,410	DBS Group Holdings Ltd.	111,616
14,400	Keppel Ltd.	71,534
991	STMicroelectronics NV	22,140
		205,290
	South Africa - 0.1%
2,521	Anglo American PLC	73,818
13,894	FirstRand Ltd.	56,527
6,450	Remgro Ltd.	49,829
		180,174
	South Korea - 0.3%
166	Hanwha Aerospace Co. Ltd.*	45,482
1,338	KB Financial Group, Inc. ADR	83,585
238	POSCO Holdings, Inc. ADR	10,596
235	Samsung Electronics Co. Ltd. GDR(2)	213,145
1,873	Shinhan Financial Group Co. Ltd. ADR	65,592
		418,400
	Spain - 0.2%
7,676	Banco Bilbao Vizcaya Argentaria SA	87,391
18,713	Banco Santander SA	95,895
4,855	Iberdrola SA	68,608
		251,894
	Sweden - 0.2%
5,903	Atlas Copco AB Class A	98,614
4,413	Investor AB Class B	125,666
		224,280
	Switzerland - 0.6%
2,036	ABB Ltd.	110,865
493	Baloise Holding AG	89,958
375	Cie Financiere Richemont SA Class A	72,495
134	Geberit AG	74,741
10	Givaudan SA	43,777
76	Lonza Group AG	48,191
36	Partners Group Holding AG	54,689
211	Sika AG	53,586
464	TE Connectivity PLC	68,658
3,007	UBS Group AG	106,026
81	Zurich Insurance Group AG	49,083
		772,069
	Taiwan - 0.6%
3,252	Chunghwa Telecom Co. Ltd. ADR	126,308
8,180	Hon Hai Precision Industry Co. Ltd. GDR(2)	86,708
2,520	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	527,486
8,099	United Microelectronics Corp. ADR(3)	46,812
		787,314
	Thailand - 0.0%
23,500	Airports of Thailand PCL NVDR	38,403
	United Kingdom - 0.9%
916	AstraZeneca PLC	128,584
3,063	BAE Systems PLC	46,301
27,304	Barclays PLC	100,069
7,000	CK Hutchison Holdings Ltd.	35,250
2,130	Compass Group PLC	73,388
Shares or Principal Amount		Market Value†
COMMON STOCKS - 45.7% - (continued)
	United Kingdom - 0.9% - (continued)
3,251	Diageo PLC	$96,848
248	Flutter Entertainment PLC*	66,208
12,887	HSBC Holdings PLC	134,593
97,324	Lloyds Banking Group PLC	74,829
288	London Stock Exchange Group PLC	42,857
3,054	National Grid PLC	37,049
481	Reckitt Benckiser Group PLC	31,808
1,583	RELX PLC	78,606
1,789	Severn Trent PLC	55,873
1,645	Unilever PLC	94,221
23,365	Vodafone Group PLC	19,906
		1,116,390
	United States - 34.5%
468	3M Co.	71,230
1,016	Abbott Laboratories	129,977
1,257	AbbVie, Inc.	231,162
421	Adobe, Inc.*	184,166
1,503	Advanced Micro Devices, Inc.*	174,273
974	Aflac, Inc.	104,588
321	Agilent Technologies, Inc.	48,638
146	Air Products & Chemicals, Inc.	48,948
338	Airbnb, Inc. Class A*	44,335
913	Alcon AG	83,315
7,225	Alphabet, Inc. Class A	1,474,044
2,839	Alphabet, Inc. Class C	583,698
7,752	Amazon.com, Inc.*	1,842,495
2,452	Amcor PLC	23,833
358	American Electric Power Co., Inc.	35,213
1,033	American Express Co.	327,926
967	American International Group, Inc.	71,229
498	American Tower Corp. REIT	92,105
220	American Water Works Co., Inc.	27,421
165	Ameriprise Financial, Inc.	89,654
402	AMETEK, Inc.	74,193
337	Amgen, Inc.	96,187
2,222	Amphenol Corp. Class A	157,273
308	Analog Devices, Inc.	65,262
159	ANSYS, Inc.*	55,729
134	Aon PLC Class A	49,690
11,040	Apple, Inc.	2,605,440
534	Applied Materials, Inc.	96,307
163	AppLovin Corp. Class A*	60,243
600	Archer-Daniels-Midland Co.	30,738
2,531	Arista Networks, Inc.*	291,647
250	Arthur J Gallagher & Co.	75,455
4,067	AT&T, Inc.	96,510
525	Atmos Energy Corp.	74,818
213	Autodesk, Inc.*	66,315
316	Automatic Data Processing, Inc.	95,751
18	AutoZone, Inc.*	60,304
1,757	Ball Corp.	97,865
3,773	Bank of America Corp.	174,690
213	Becton Dickinson & Co.	52,739
681	Berkshire Hathaway, Inc. Class B*	319,164
51	Biogen, Inc.*	7,340
128	Bio-Rad Laboratories, Inc. Class A*	46,193
220	Blackrock, Inc.	236,610
525	Blackstone, Inc.	92,983
668	Block, Inc.*	60,668
447	Boeing Co.*	78,904
56	Booking Holdings, Inc.	265,303
2,350	Boston Scientific Corp.*	240,546
12,086	BP PLC	62,524
4,629	Bristol-Myers Squibb Co.	272,880
3,581	Broadcom, Inc.	792,368
577	Cadence Design Systems, Inc.*	171,727
447	Capital One Financial Corp.	91,058

19

Hartford Schroders Diversified Growth Fund (Consolidated)
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 45.7% - (continued)
	United States - 34.5% - (continued)
1,887	Carrier Global Corp.	$123,372
454	Caterpillar, Inc.	168,634
489	CBRE Group, Inc. Class A*	70,778
696	Centene Corp.*	44,565
1,292	CenterPoint Energy, Inc.	42,080
948	Charles Schwab Corp.	78,419
82	Charter Communications, Inc. Class A*	28,330
248	Cheniere Energy, Inc.	55,465
988	Chevron Corp.	147,400
1,223	Chipotle Mexican Grill, Inc.*	71,362
632	Chubb Ltd.	171,828
225	Cigna Group	66,197
626	Cintas Corp.	125,557
2,400	Cisco Systems, Inc.	145,440
1,223	Citigroup, Inc.	99,589
214	CME Group, Inc.	50,615
3,542	Coca-Cola Co.	224,846
840	Cognizant Technology Solutions Corp. Class A	69,392
1,349	Colgate-Palmolive Co.	116,958
2,606	Comcast Corp. Class A	87,718
1,978	ConocoPhillips	195,486
382	Consolidated Edison, Inc.	35,809
241	Constellation Energy Corp.	72,295
1,817	Copart, Inc.*	105,259
791	Corteva, Inc.	51,629
476	CoStar Group, Inc.*	36,462
340	Costco Wholesale Corp.	333,159
4,674	Coterra Energy, Inc.	129,563
290	Crowdstrike Holdings, Inc. Class A*	115,440
453	Crown Castle, Inc. REIT	40,444
473	CSL Ltd.	81,660
1,474	CSX Corp.	48,450
926	CVS Health Corp.	52,300
605	Danaher Corp.	134,758
380	Darden Restaurants, Inc.	74,191
297	Deere & Co.	141,538
657	Devon Energy Corp.	22,404
398	Dexcom, Inc.*	34,558
301	Discover Financial Services	60,528
139	Dollar Tree, Inc.*	10,196
482	Dominion Energy, Inc.	26,794
849	Dow, Inc.	33,153
510	DR Horton, Inc.	72,369
380	Duke Energy Corp.	42,556
498	DuPont de Nemours, Inc.	38,246
289	Eaton Corp. PLC	94,341
1,186	eBay, Inc.	80,031
402	Ecolab, Inc.	100,576
481	Edwards Lifesciences Corp.*	34,848
154	Elevance Health, Inc.	60,938
667	Eli Lilly & Co.	540,990
914	Emerson Electric Co.	118,774
730	EOG Resources, Inc.	91,827
169	Equinix, Inc. REIT	154,409
197	Essex Property Trust, Inc. REIT	56,060
1,050	Estee Lauder Cos., Inc. Class A	87,601
703	Evergy, Inc.	45,112
683	Exelon Corp.	27,320
1,085	Experian PLC	53,447
339	Extra Space Storage, Inc. REIT	52,206
2,474	Exxon Mobil Corp.	264,297
48	Fair Isaac Corp.*	89,931
779	Fastenal Co.	57,054
190	FedEx Corp.	50,325
686	Fidelity National Information Services, Inc.	55,888
226	First Solar, Inc.*	37,860
577	Fiserv, Inc.*	124,655
Shares or Principal Amount		Market Value†
COMMON STOCKS - 45.7% - (continued)
	United States - 34.5% - (continued)
3,689	Ford Motor Co.	$37,185
1,625	Fortinet, Inc.*	163,930
2,067	Freeport-McMoRan, Inc.	74,102
137	Gartner, Inc.*	74,368
255	GE HealthCare Technologies, Inc.	22,517
858	GE Vernova, Inc.	319,931
164	General Dynamics Corp.	42,145
1,737	General Electric Co.	353,601
629	General Mills, Inc.	37,828
1,818	General Motors Co.	89,918
797	Gilead Sciences, Inc.	77,468
253	Global Payments, Inc.	28,551
192	Goldman Sachs Group, Inc.	122,957
2,826	GSK PLC	49,228
933	Halliburton Co.	24,277
296	HCA Healthcare, Inc.	97,653
207	Hershey Co.	30,895
336	Hilton Worldwide Holdings, Inc.	86,040
798	Home Depot, Inc.	328,760
395	Honeywell International, Inc.	88,369
1,035	Howmet Aerospace, Inc.	131,010
1,381	HP, Inc.	44,883
96	Humana, Inc.	28,150
93	IDEXX Laboratories, Inc.*	39,251
180	Illinois Tool Works, Inc.	46,649
205	Illumina, Inc.*	27,212
2,471	Intel Corp.	48,012
430	Intercontinental Exchange, Inc.	68,727
1,035	International Business Machines Corp.	264,649
371	International Flavors & Fragrances, Inc.	32,310
1,422	Interpublic Group of Cos., Inc.	40,769
265	Intuit, Inc.	159,400
417	Intuitive Surgical, Inc.*	238,474
1,743	Invitation Homes, Inc. REIT	54,294
335	IQVIA Holdings, Inc.*	67,456
1,218	Johnson & Johnson	185,319
618	Johnson Controls International PLC	48,204
3,099	JP Morgan Chase & Co.	828,363
303	Keysight Technologies, Inc.*	54,040
265	Kimberly-Clark Corp.	34,442
1,431	Kinder Morgan, Inc.	39,324
911	KKR & Co., Inc.	152,201
103	KLA Corp.	76,039
166	L3Harris Technologies, Inc.	35,194
1,484	Lam Research Corp.	120,278
260	Leidos Holdings, Inc.	36,928
461	Lennar Corp. Class A	60,502
722	Liberty Media Corp.-Liberty Formula One Class C*	69,095
312	Linde PLC	139,189
429	Live Nation Entertainment, Inc.*	62,068
396	Lowe's Cos., Inc.	102,976
88	Lululemon Athletica, Inc.*	36,450
428	LyondellBasell Industries NV Class A	32,400
339	Marathon Petroleum Corp.	49,396
257	Marriott International, Inc. Class A	74,682
289	Marsh & McLennan Cos., Inc.	62,678
123	Martin Marietta Materials, Inc.	66,927
761	Marvell Technology, Inc.	85,886
632	Mastercard, Inc. Class A	351,032
376	McDonald's Corp.	108,551
147	McKesson Corp.	87,428
755	Medtronic PLC	68,569
2,048	Merck & Co., Inc.	202,383
1,935	Meta Platforms, Inc. Class A	1,333,563
440	MetLife, Inc.	38,064
435	Microchip Technology, Inc.	23,621

20

Hartford Schroders Diversified Growth Fund (Consolidated)
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 45.7% - (continued)
	United States - 34.5% - (continued)
641	Micron Technology, Inc.	$58,485
5,765	Microsoft Corp.	2,392,821
230	Millrose Properties, Inc. REIT, Class A*(4)	2,544
179	Moderna, Inc.*	7,056
1,945	Mondelez International, Inc. Class A	112,791
822	Monster Beverage Corp.*	40,040
350	Moody's Corp.	174,804
1,879	Morgan Stanley	260,110
404	Motorola Solutions, Inc.	189,577
133	MSCI, Inc.	79,370
1,459	Nestle SA	123,928
534	Netflix, Inc.*	521,590
2,697	News Corp. Class A	75,840
3,006	NextEra Energy, Inc.	215,109
764	NIKE, Inc. Class B	58,752
198	Norfolk Southern Corp.	50,549
97	Northrop Grumman Corp.	47,265
1,188	Novartis AG	124,356
246	Nucor Corp.	31,594
20,678	NVIDIA Corp.	2,482,807
7	NVR, Inc.*	56,113
553	Occidental Petroleum Corp.	25,797
736	ONEOK, Inc.	71,517
1,587	Oracle Corp.	269,885
133	O'Reilly Automotive, Inc.*	172,158
485	Otis Worldwide Corp.	46,279
495	PACCAR, Inc.	54,886
1,502	Palantir Technologies, Inc. Class A*	123,900
519	Palo Alto Networks, Inc.*	95,714
401	Parker-Hannifin Corp.	283,527
838	Paychex, Inc.	123,747
633	PayPal Holdings, Inc.*	56,071
883	PepsiCo, Inc.	133,059
3,204	Pfizer, Inc.	84,970
327	Phillips 66	38,543
328	PNC Financial Services Group, Inc.	65,912
265	PPG Industries, Inc.	30,576
2,600	Procter & Gamble Co.	431,574
419	Progressive Corp.	103,258
616	Prologis, Inc. REIT	73,458
305	Prudential Financial, Inc.	36,832
526	Public Service Enterprise Group, Inc.	43,942
160	Public Storage REIT	47,757
622	QUALCOMM, Inc.	107,562
321	Reddit, Inc. Class A*	64,056
69	Regeneron Pharmaceuticals, Inc.*	46,436
179	ResMed, Inc.	42,276
393	Roche Holding AG	123,548
122	Roper Technologies, Inc.	70,229
374	Ross Stores, Inc.	56,309
595	RTX Corp.	76,725
311	S&P Global, Inc.	162,159
909	Salesforce, Inc.	310,605
677	Sanofi SA	73,578
142	SBA Communications Corp. REIT	28,054
1,714	Schlumberger NV	69,040
314	Schneider Electric SE	79,638
1,178	SEI Investments Co.	101,991
486	Sempra	40,304
261	ServiceNow, Inc.*	265,797
4,068	Shell PLC	133,572
343	Sherwin-Williams Co.	122,849
680	Simon Property Group, Inc. REIT	118,225
688	Snowflake, Inc. Class A*	124,879
52	Solventum Corp.*	3,851
553	Southern Co.	46,424
846	Starbucks Corp.	91,097
Shares or Principal Amount		Market Value†
COMMON STOCKS - 45.7% - (continued)
	United States - 34.5% - (continued)
271	Steel Dynamics, Inc.	$34,742
2,801	Stellantis NV	37,399
464	Stryker Corp.	181,559
128	Synopsys, Inc.*	67,261
893	Sysco Corp.	65,118
366	T. Rowe Price Group, Inc.	42,793
572	Targa Resources Corp.	112,570
326	Target Corp.	44,959
129	Teledyne Technologies, Inc.*	65,962
2,028	Tesla, Inc.*	820,529
674	Texas Instruments, Inc.	124,427
285	Texas Roadhouse, Inc.	51,614
427	Thermo Fisher Scientific, Inc.	255,239
1,795	TJX Cos., Inc.	223,998
934	T-Mobile U.S., Inc.	217,594
795	Tractor Supply Co.	43,216
417	Trade Desk, Inc. Class A*	49,490
276	Trane Technologies PLC	100,119
55	TransDigm Group, Inc.	74,434
973	Trimble, Inc.*	72,936
3,420	U.S. Bancorp	163,408
2,238	Uber Technologies, Inc.*	149,610
705	Union Pacific Corp.	174,692
418	United Parcel Service, Inc. Class B	47,748
892	UnitedHealth Group, Inc.	483,901
275	Valero Energy Corp.	36,575
178	Veeva Systems, Inc. Class A*	41,520
1,219	Ventas, Inc. REIT	73,652
498	VeriSign, Inc.*	107,070
2,444	Verizon Communications, Inc.	96,269
216	Vertex Pharmaceuticals, Inc.*	99,723
294	Vertiv Holdings Co. Class A	34,404
1,670	Visa, Inc. Class A	570,806
237	Vulcan Materials Co.	64,974
4,044	Walmart, Inc.	396,959
1,268	Walt Disney Co.	143,360
2,804	Warner Bros Discovery, Inc.*	29,274
275	Waste Connections, Inc.	50,537
238	Waste Management, Inc.	52,422
392	WEC Energy Group, Inc.	38,910
2,022	Wells Fargo & Co.	159,334
1,099	Williams Cos., Inc.	60,918
246	Workday, Inc. Class A*	64,467
425	Xcel Energy, Inc.	28,560
559	XPO, Inc.*	74,722
269	Yum! Brands, Inc.	35,105
162	Zebra Technologies Corp. Class A*	63,494
325	Zoetis, Inc.	55,542
		45,128,699
	Total Common Stocks (cost $50,685,480)	$59,737,591
EXCHANGE-TRADED FUNDS - 24.1%
	Other Investment Pools & Funds - 24.1%
87,082	iShares iBoxx $ Investment Grade Corporate Bond ETF(3)	$9,357,832
47,651	Ishares Trust-Ishares iboxx $ High Yield Corporate Bond ETF(3)	3,798,738
72,434	SPDR Bloomberg High Yield Bond ETF	7,008,714
154,074	SPDR Gold MiniShares Trust*	8,548,025
25,396	SPDR S&P Homebuilders ETF(3)	2,752,926
	Total Exchange-Traded Funds (cost $30,119,879)	$31,466,235

21

Hartford Schroders Diversified Growth Fund (Consolidated)
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount			Market Value†
PREFERRED STOCKS - 0.1%
	Brazil - 0.1%
71,190	Itausa SA (Preference Shares)(5)		$116,091
	Total Preferred Stocks (cost $111,349)		$116,091
	Total Long-Term Investments (cost $88,410,321)		$98,848,535
SHORT-TERM INVESTMENTS - 32.5%
	Securities Lending Collateral - 11.4%
2,346,242	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.31%(6)		$2,346,242
7,820,804	HSBC U.S. Government Money Market Fund, Institutional Class, 4.31%(6)		7,820,804
2,346,241	Invesco Government & Agency Portfolio, Institutional Class, 4.31%(6)		2,346,241
2,346,241	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.31%(6)		2,346,241
			14,859,528
	U.S. Treasury Securities - 21.1%
	U.S. Treasury Bills - 21.1%
$ 2,333,000	4.17%, 03/13/2025(7)		2,322,119
2,986,000	4.20%, 03/27/2025(7)		2,967,211
5,632,000	4.22%, 04/03/2025(7)		5,592,987
1,302,000	4.24%, 04/17/2025(7)		1,290,957
6,100,000	4.24%, 07/24/2025(7)		5,980,188
2,621,000	4.27%, 03/27/2025(7)		2,604,238
3,253,000	4.30%, 03/13/2025(7)		3,237,346
408,000	4.33%, 04/17/2025(7)		404,540
1,600,000	4.37%, 04/17/2025(7)		1,586,430
1,600,000	4.40%, 04/17/2025(7)		1,586,430
			27,572,446
	Total Short-Term Investments (cost $42,427,453)		$42,431,974
	Total Investments (cost $130,837,774)	108.1%	$141,280,509
	Other Assets and Liabilities	(8.1)%	(10,608,994)
	Net Assets	100.0%	$130,671,515
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
The Consolidated Schedule of Investments includes investments held by Hartford Schroders Cayman Diversified Growth Fund, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund, which primarily invests in commodity-related instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. As of January 31, 2025, the Fund invested 8.1% of its total assets in the Subsidiary.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At January 31, 2025, the aggregate value of these securities was
$202,795, representing 0.2% of net assets.

(2)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2025, the aggregate value of these securities was $567,742, representing 0.4% of net assets.

(3)	Represents entire or partial securities on loan.
(4)	Investment valued using significant unobservable inputs.
(5)	Currently no rate available.
(6)	Current yield as of period end.
(7)	The rate shown represents current yield to maturity.

Futures Contracts Outstanding at January 31, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
CAC 40 Index Future	16	02/21/2025	$1,321,897	$14,679
E-Mini Energy Select Sector Future	21	03/21/2025	1,937,040	(55,933)
E-Mini Financial Select Sector Future	26	03/21/2025	4,143,165	102,137
Euro STOXX 50 Future	24	03/21/2025	1,317,332	16,406
S&P 500 (E-Mini) Future	51	03/21/2025	15,471,488	138,966

22

Hartford Schroders Diversified Growth Fund (Consolidated)
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Futures Contracts Outstanding at January 31, 2025 – (continued)
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts – (continued):
U.S. Treasury 10-Year Ultra Future	191	03/20/2025	$21,272,625	$(129,549)
Total futures contracts				$86,706

OTC Total Return Swap Contracts Outstanding at January 31, 2025
Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ Depreciation
Bloomberg Energy Subindex 3 Month Forward Index	BOA	USD	2,077,144	(0.06% )	04/01/2025	Monthly	$—	$—	$(7)	$(7)

Centrally Cleared Credit Default Swap Contracts Outstanding at January 31, 2025
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.NA.IG.S42	USD	2,276,577	(1.00%)	06/20/2029	Quarterly	$—	$(46,110)	$(54,458)	$(8,348)
CDX.NA.IG.S43	USD	6,293,378	(1.00%)	12/20/2029	Quarterly	—	(142,749)	(150,279)	(7,530)
Total centrally cleared credit default swap contracts						$—	$(188,859)	$(204,737)	$(15,878)

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Foreign Currency Contracts Outstanding at January 31, 2025
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
1,403,000	AUD	882,229	USD	MSC	02/26/2025	$(9,913)
3,924,000	CAD	2,725,759	USD	HSBC	02/26/2025	(23,086)
844,000	EUR	880,503	USD	UBS	02/26/2025	(3,970)
2,227,000	GBP	2,741,452	USD	BCLY	02/26/2025	19,595
137,126,000	JPY	882,070	USD	HSBC	02/26/2025	4,564
115,000	NZD	64,423	USD	GSC	02/26/2025	470
426,746	USD	688,000	AUD	UBS	02/26/2025	(1,019)
4,488,208	USD	6,466,283	CAD	BCLY	02/26/2025	34,526
733,538	USD	1,056,000	CAD	HSBC	02/26/2025	6,213
685,286	USD	622,000	CHF	GSC	02/26/2025	459
117,857	USD	852,000	DKK	HSBC	02/26/2025	(746)
1,333,569	USD	1,293,000	EUR	MSC	02/26/2025	(9,271)
1,881,150	USD	1,823,000	EUR	GSC	02/26/2025	(12,119)
367,985	USD	302,000	GBP	MSC	02/26/2025	(6,436)
3,684,508	USD	3,024,000	GBP	UBS	02/26/2025	(64,664)
1,201,630	USD	9,350,000	HKD	MSC	02/26/2025	889
2,144,948	USD	332,700,000	JPY	HSBC	02/26/2025	(6,235)
48,852	USD	544,000	SEK	BCLY	02/26/2025	(283)
Total foreign currency contracts						$(71,026)

Foreign Cross Currency Contracts Outstanding at January 31, 2025
Contract Amount		Counterparty	Delivery Date	Contract Amount		Unrealized Appreciation/ Depreciation
JPY	1,307,851	MSC	02/26/2025	CAD	1,302,782	$5,069

23

Hartford Schroders Diversified Growth Fund (Consolidated)
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
U.S. Government Agencies	$7,528,618	$—	$7,528,618	$—
Common Stocks	59,737,591	48,288,027	11,447,020	2,544
Exchange-Traded Funds	31,466,235	31,466,235	—	—
Preferred Stocks	116,091	116,091	—	—
Short-Term Investments	42,431,974	14,859,528	27,572,446	—
Foreign Currency Contracts(2)	71,785	—	71,785	—
Futures Contracts(2)	272,188	272,188	—	—
Total	$141,624,482	$95,002,069	$46,619,869	$2,544
Liabilities
Swaps - Total Return(2)	$(7)	$—	$(7)	$—
Foreign Currency Contracts(2)	(137,742)	—	(137,742)	—
Futures Contracts(2)	(185,482)	(185,482)	—	—
Swaps - Credit Default(2)	(15,878)	—	(15,878)	—
Total	$(339,109)	$(185,482)	$(153,627)	$—

(1)	For the period ended January 31, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2025 is not presented.

24

Hartford Schroders Emerging Markets Equity Fund
Schedule of Investments
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.3%
	Brazil - 8.0%
7,270,765	Banco BTG Pactual SA	$40,521,354
6,546,708	Equatorial Energia SA	33,775,078
14,208,688	Itau Unibanco Holding SA ADR	82,410,390
8,031,498	Lojas Renner SA	18,759,242
24,172	MercadoLibre, Inc.*	46,463,177
1,659,589	NU Holdings Ltd. Class A*	21,972,958
5,940,536	Petroleo Brasileiro SA ADR	84,415,017
5,829,912	PRIO SA*	40,890,836
8,131,602	Raia Drogasil SA	29,345,315
3,510,979	Suzano SA	37,470,549
5,136,345	Vale SA ADR	47,716,645
3,890,747	WEG SA	36,643,546
		520,384,107
	Chile - 0.6%
1,730,031	Antofagasta PLC	36,684,291
	China - 25.3%
2,004,696	Alibaba Group Holding Ltd.	24,590,564
9,976,800	China Pacific Insurance Group Co. Ltd. Class H	29,718,717
2,065,500	China Resources Beer Holdings Co. Ltd.	6,262,077
2,335,249	Contemporary Amperex Technology Co. Ltd. Class A	83,261,873
7,098,637	Fuyao Glass Industry Group Co. Ltd. Class A	58,454,212
9,045,500	Innovent Biologics, Inc.*(1)	38,493,593
5,117,000	JD.com, Inc. Class A	104,083,974
2,139,862	Kanzhun Ltd. ADR*	30,835,411
89,113	Kweichow Moutai Co. Ltd. Class A	17,704,910
7,742,500	Meituan Class B*(1)	147,359,530
5,724,145	Midea Group Co. Ltd. Class A	58,405,240
17,554,942	NARI Technology Co. Ltd. Class A	55,932,272
4,919,000	NetEase, Inc.	101,110,943
6,771,200	Nongfu Spring Co. Ltd. Class H(1)	31,944,447
315,193	PDD Holdings, Inc. ADR*	35,273,249
32,170,000	PICC Property & Casualty Co. Ltd. Class H	52,267,553
14,847,965	Satellite Chemical Co. Ltd. Class A	41,064,907
7,288,145	Shenzhen Inovance Technology Co. Ltd. Class A	60,680,961
3,414,300	Shenzhou International Group Holdings Ltd.	25,722,804
3,260,934	Sieyuan Electric Co. Ltd. Class A	36,321,879
6,851,700	Tencent Holdings Ltd.	360,503,444
3,885,390	Tencent Music Entertainment Group ADR	46,546,972
1,635,482	Trip.com Group Ltd. ADR*	114,761,772
4,030,000	Tsingtao Brewery Co. Ltd. Class H	24,751,487
10,415,764	Zhejiang Weixing New Building Materials Co. Ltd. Class A	17,502,528
28,784,000	Zijin Mining Group Co. Ltd. Class H	54,414,313
		1,657,969,632
	Greece - 0.5%
13,010,829	Eurobank Ergasias Services & Holdings SA Class A	32,562,544
	Hong Kong - 0.9%
8,349,000	AIA Group Ltd.	58,694,671
	Hungary - 0.6%
637,492	OTP Bank Nyrt	39,441,254
	India - 15.4%
12,778,406	Ashok Leyland Ltd.	31,845,173
5,416,746	Axis Bank Ltd.	61,374,734
4,799,135	Bharti Airtel Ltd.	89,765,415
269,753	Coforge Ltd.	25,582,973
707,347	HCL Technologies Ltd.	14,037,434
7,299,123	HDFC Bank Ltd.	142,868,374
7,200,302	ICICI Bank Ltd.	103,616,230
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.3% - (continued)
	India - 15.4% - (continued)
1,627,791	Infosys Ltd.	$35,419,613
2,502,030	Mahindra & Mahindra Ltd.	85,990,254
353,031	MakeMyTrip Ltd.*	38,575,697
2,114,973	PB Fintech Ltd.*	41,931,846
19,373,643	Power Grid Corp. of India Ltd.	67,279,830
3,387,949	Reliance Industries Ltd.	49,304,342
2,106,581	Sun Pharmaceutical Industries Ltd.	42,327,824
2,307,685	Tata Consultancy Services Ltd.	109,196,260
2,421,652	Tata Consumer Products Ltd.	28,554,444
6,950,200	Varun Beverages Ltd.	43,069,515
		1,010,739,958
	Indonesia - 1.1%
94,283,800	Bank Central Asia Tbk. PT	54,465,834
94,840,900	Telkom Indonesia Persero Tbk. PT	15,274,075
		69,739,909
	Malaysia - 0.5%
16,477,100	CIMB Group Holdings Bhd.	29,578,603
	Mexico - 3.6%
4,923,046	Cemex SAB de CV ADR	29,193,663
899,664	Fomento Economico Mexicano SAB de CV ADR	76,759,332
1,501,696	Grupo Aeroportuario del Pacifico SAB de CV Class B	27,713,473
7,545,202	Grupo Financiero Banorte SAB de CV Class O	52,374,378
18,031,515	Wal-Mart de Mexico SAB de CV	46,971,392
		233,012,238
	Peru - 0.7%
247,540	Credicorp Ltd.	45,324,574
	Poland - 1.9%
744,355	Bank Polska Kasa Opieki SA	29,199,508
3,399,202	Powszechna Kasa Oszczednosci Bank Polski SA	55,769,748
3,098,728	Powszechny Zaklad Ubezpieczen SA	37,995,414
		122,964,670
	Portugal - 0.5%
1,811,261	Jeronimo Martins SGPS SA	35,795,003
	Qatar - 0.5%
7,073,171	Qatar National Bank QPSC	32,433,024
	Russia - 0.0%
67,747	Polyus PJSC*(2)	—
5,358,303	Rosneft Oil Co. PJSC*(2)	—
		—
	Saudi Arabia - 1.0%
7,138,033	Saudi National Bank	65,017,978
	South Africa - 4.1%
5,369,305	Absa Group Ltd.	53,358,232
633,008	Anglo American Platinum Ltd.	22,208,147
1,287,863	Bid Corp. Ltd.	32,847,141
2,183,448	Bidvest Group Ltd.	29,785,836
11,429,557	FirstRand Ltd.	46,501,165
3,125,147	Gold Fields Ltd.	53,395,336
2,020,166	Shoprite Holdings Ltd.	30,836,524
		268,932,381
	South Korea - 8.2%
158,565	Hanwha Aerospace Co. Ltd.*	43,444,627
625,203	KB Financial Group, Inc.	39,169,778
918,178	Kia Corp.	64,068,467
167,144	LG Electronics, Inc.	9,630,165
195,742	NAVER Corp.*	28,986,854

25

Hartford Schroders Emerging Markets Equity Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 97.3% - (continued)
	South Korea - 8.2% - (continued)
62,917	Samsung Biologics Co. Ltd.*(1)		$46,533,158
177,788	Samsung Electro-Mechanics Co. Ltd.		16,284,132
5,566,389	Samsung Electronics Co. Ltd.		198,796,455
109,090	Samsung Fire & Marine Insurance Co. Ltd.		28,472,099
461,230	SK Hynix, Inc.		62,095,205
			537,480,940
	Taiwan - 21.0%
2,563,000	Accton Technology Corp.		58,855,170
11,460,036	ASE Technology Holding Co. Ltd.		59,483,380
23,940,264	Cathay Financial Holding Co. Ltd.		48,270,252
35,528,000	CTBC Financial Holding Co. Ltd.		42,288,440
5,447,000	Delta Electronics, Inc.		70,974,603
6,320,000	E Ink Holdings, Inc.		53,047,275
17,998,000	Hon Hai Precision Industry Co. Ltd.		96,102,721
2,734,000	MediaTek, Inc.		118,401,408
23,896,139	Taiwan Semiconductor Manufacturing Co. Ltd.		797,487,885
12,242,000	Uni-President Enterprises Corp.		29,066,676
			1,373,977,810
	Thailand - 0.6%
8,782,700	Kasikornbank PCL NVDR		41,755,325
	United Arab Emirates - 1.9%
6,575,176	Abu Dhabi Commercial Bank PJSC		21,428,380
19,360,727	Emaar Properties PJSC		71,059,885
7,810,929	First Abu Dhabi Bank PJSC		30,898,224
			123,386,489
	United States - 0.4%
133,601	Globant SA*		28,499,765
	Total Common Stocks (cost $4,624,443,543)		$6,364,375,166
RIGHTS - 0.0%
	Brazil - 0.0%
21,157	Equatorial Energia SA Expires 2/13/2025*		$17,196
	Total Rights (cost $—)		$17,196
	Total Long-Term Investments (cost $4,624,443,543)		$6,364,392,362
	Total Investments (cost $4,624,443,543)	97.3%	$6,364,392,362
	Other Assets and Liabilities	2.7%	179,337,999
	Net Assets	100.0%	$6,543,730,361
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At January 31, 2025, the aggregate value of these securities was
$264,330,728, representing 4.0% of net assets.

(2)	Investment valued using significant unobservable inputs.

Foreign Currency Contracts Outstanding at January 31, 2025
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
49,313,723	HKD	6,331,296	USD	SSG	02/03/2025	$(1,916)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.

26

Hartford Schroders Emerging Markets Equity Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$6,364,375,166	$1,258,283,676	$5,106,091,490	$—
Rights	17,196	17,196	—	—
Total	$6,364,392,362	$1,258,300,872	$5,106,091,490	$—
Liabilities
Foreign Currency Contracts(2)	$(1,916)	$—	$(1,916)	$—
Total	$(1,916)	$—	$(1,916)	$—

(1)	For the period ended January 31, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2025 is not presented.

27

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 41.8%
	Argentina - 0.6%
$ 40,000	Vista Energy Argentina SAU 7.63%, 12/10/2035(1)	$39,240
100,000	YPF SA 8.25%, 01/17/2034(1)	100,500
		139,740
	Brazil - 6.8%
200,000	Aegea Finance SARL 9.00%, 01/20/2031(1)	208,072
200,000	Braskem Netherlands Finance BV 8.50%, 01/23/2081, (8.50% fixed rate until 10/24/2025; 5 yr. USD CMT + 8.22% thereafter)(2)(3)	198,827
200,000	Cosan Overseas Ltd. 8.25%, 05/05/2025(3)(4)	202,370
184,129	MC Brazil Downstream Trading SARL 7.25%, 06/30/2031(1)	155,751
200,000	NewCo Holding USD 20 SARL 9.38%, 11/07/2029(3)	203,955
143,944	Prumo Participacoes e Investimentos SA 7.50%, 12/31/2031(1)	144,054
200,000	Raizen Fuels Finance SA 6.45%, 03/05/2034(1)	197,193
146,881	Samarco Mineracao SA 9.00%, 06/30/2031(1)(5)	142,056
198,236	Yinson Boronia Production BV 8.95%, 07/31/2042(3)	206,493
		1,658,771
	Chile - 2.6%
200,000	Banco de Credito e Inversiones SA 7.50%, 12/12/2034, (7.50% fixed rate until 12/12/2034; 5 yr. USD CMT + 3.77% thereafter)(1)(2)(4)	196,750
200,000	Banco del Estado de Chile 7.95%, 05/02/2029, (7.95% fixed rate until 05/02/2029; 5 yr. USD CMT + 3.23% thereafter)(1)(2)(4)	207,750
200,000	Corp. Nacional del Cobre de Chile 6.33%, 01/13/2035(1)	202,900
19,000	Latam Airlines Group SA 7.88%, 04/15/2030(1)	19,095
		626,495
	China - 0.7%
200,000	Tencent Holdings Ltd. 4.53%, 04/11/2049(1)	166,446
	Colombia - 2.2%
	Ecopetrol SA
79,000	7.38%, 09/18/2043	67,750
54,000	8.38%, 01/19/2036	52,335
52,000	8.88%, 01/13/2033	53,596
200,000	Empresas Publicas de Medellin ESP 4.38%, 02/15/2031(1)	173,194
200,000	Geopark Ltd. 8.75%, 01/31/2030(1)	198,300
		545,175
	Costa Rica - 0.9%
200,000	Liberty Costa Rica Senior Secured Finance 10.88%, 01/15/2031(1)	215,606
	Ghana - 0.8%
200,000	Kosmos Energy Ltd. 7.75%, 05/01/2027(1)	193,740
	Israel - 1.7%
	Energean Israel Finance Ltd.
80,000	5.88%, 03/30/2031(3)	73,528
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 41.8% - (continued)
	Israel - 1.7% - (continued)
$ 125,550	8.50%, 09/30/2033(3)	$129,473
200,000	Energean PLC 6.50%, 04/30/2027(3)	199,650
		402,651
	Jamaica - 0.8%
200,000	Kingston Airport Revenue Finance Ltd. 6.75%, 12/15/2036(1)	199,800
	Kazakhstan - 0.8%
200,000	KazMunayGas National Co. JSC 6.38%, 10/24/2048(1)	184,500
	Kuwait - 0.8%
200,000	MEGlobal Canada ULC 5.88%, 05/18/2030(1)	204,120
	Macau - 0.8%
200,000	Sands China Ltd. 5.40%, 08/08/2028(6)	199,119
	Mexico - 11.3%
200,000	Alfa SAB de CV 6.88%, 03/25/2044(1)	206,354
200,000	Banco Mercantil del Norte SA 7.63%, 01/10/2028, (7.63% fixed rate until 01/10/2028; 10 yr. USD CMT + 5.35% thereafter)(1)(2)(4)	197,263
200,000	BBVA Bancomer SA 8.45%, 06/29/2038, (8.45% fixed rate until 06/29/2033; 5 yr. USD CMT + 4.66% thereafter)(1)(2)	206,895
200,000	Cemex SAB de CV 9.13%, 03/14/2028, (9.13% fixed rate until 03/14/2028; 5 yr. USD CMT + 5.16% thereafter)(1)(2)(4)	206,874
198,850	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.25%, 01/31/2041(1)	193,183
	Petroleos Mexicanos
260,000	6.63%, 06/15/2035	205,404
1,164,000	10.00%, 02/07/2033	1,197,061
182,127	Tierra Mojada Luxembourg II SARL 5.75%, 12/01/2040(1)	167,928
200,000	Trust Fibra Uno 6.39%, 01/15/2050(1)	156,725
		2,737,687
	Netherlands - 0.7%
200,000	VEON Holdings BV 3.38%, 11/25/2027(1)	176,572
	Russia - 0.0%
200,000	Vnesheconombank Via VEB Finance PLC 6.80%, 11/22/2025(1)(7)(8)	—
	Saudi Arabia - 2.5%
220,000	Gaci First Investment Co. 5.25%, 01/29/2034(3)	215,405
200,000	Greensaif Pipelines Bidco SARL 6.10%, 08/23/2042(1)	196,573
200,000	Suci Second Investment Co. 5.17%, 03/05/2031(3)	198,902
		610,880
	South Africa - 0.8%
200,000	Anglo American Capital PLC 5.50%, 05/02/2033(1)	198,743
	South Korea - 3.3%
200,000	Hyundai Capital Services, Inc. 5.25%, 01/22/2028(1)	201,154
200,000	Mirae Asset Securities Co. Ltd. 6.00%, 01/26/2029(3)	204,338

28

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 41.8% - (continued)
	South Korea - 3.3% - (continued)
$ 200,000	Shinhan Bank Co. Ltd. 5.75%, 04/15/2034(1)	$200,646
200,000	SK Hynix, Inc. 6.38%, 01/17/2028(1)	207,023
		813,161
	Thailand - 0.8%
200,000	Bangkok Bank PCL 3.73%, 09/25/2034, (3.73% fixed rate until 09/25/2029; 5 yr. USD CMT + 1.90% thereafter)(1)(2)	182,184
	Turkey - 1.7%
200,000	Akbank TAS 9.37%, 03/14/2029, (9.37% fixed rate until 03/14/2029; 5 yr. USD CMT + 5.27% thereafter)(1)(2)(4)	206,525
200,000	Turkiye Garanti Bankasi AS 8.38%, 02/28/2034, (8.38% fixed rate until 02/28/2029; 5 yr. USD CMT + 4.09% thereafter)(1)(2)	204,598
		411,123
	Ukraine - 0.4%
98,792	NAK Naftogaz Ukraine via Kondor Finance PLC 7.65%, 07/19/2025(3)(5)	95,840
	Zambia - 0.8%
200,000	First Quantum Minerals Ltd. 8.63%, 06/01/2031(1)	205,167
	Total Corporate Bonds (cost $10,326,376)	$10,167,520
FOREIGN GOVERNMENT OBLIGATIONS - 53.9%
	Argentina - 2.7%
950,962	Argentina Republic Government International Bonds 4.13%, 07/09/2035(6)	$645,937
	Bahamas - 0.8%
200,000	Bahamas Government International Bonds 8.95%, 10/15/2032(1)	206,538
	Brazil - 2.5%
	Brazil Notas do Tesouro Nacional
BRL 276,000	10.00%, 01/01/2027	43,685
2,535,000	10.00%, 01/01/2029	376,987
1,323,000	10.00%, 01/01/2031	186,502
		607,174
	Cameroon - 0.4%
EUR 110,000	Republic of Cameroon International Bonds 5.95%, 07/07/2032(1)	93,187
	Colombia - 3.1%
	Colombia Government International Bonds
$ 230,000	8.00%, 11/14/2035	231,823
200,000	8.38%, 11/07/2054	194,681
	Colombia TES
COP 124,200,000	7.00%, 03/26/2031	24,476
130,700,000	7.00%, 06/30/2032	24,790
441,100,000	7.25%, 10/18/2034	79,541
115,400,000	7.75%, 09/18/2030	24,154
609,300,000	9.25%, 05/28/2042	114,943
212,000,000	13.25%, 02/09/2033	55,252
		749,660
	Czech Republic - 0.8%
	Czech Republic Government Bonds
CZK 1,170,000	1.50%, 04/24/2040	33,565
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 53.9% - (continued)
	Czech Republic - 0.8% - (continued)
CZK 2,650,000	4.20%, 12/04/2036(3)	$109,853
1,320,000	4.50%, 11/11/2032	56,486
		199,904
	Ecuador - 3.0%
$ 1,124,769	Ecuador Government International Bonds 5.50%, 07/31/2035(1)(6)	736,532
	Egypt - 3.7%
EGP 4,770,000	Egypt Government Bonds 25.32%, 08/13/2027	98,848
	Egypt Government International Bonds
$ 200,000	7.30%, 09/30/2033(1)	171,775
200,000	8.50%, 01/31/2047(1)	160,025
	Egypt Treasury Bills
EGP 5,400,000	21.41%, 03/04/2025(9)	105,368
4,500,000	24.91%, 01/20/2026(9)	72,098
4,450,000	25.79%, 10/21/2025(9)	74,758
4,125,000	26.43%, 07/22/2025(9)	73,150
7,725,000	27.30%, 09/16/2025(9)	132,397
		888,419
	El Salvador - 1.7%
	El Salvador Government International Bonds
$ 150,000	7.12%, 01/20/2050(1)	126,746
135,000	8.25%, 04/10/2032(1)	136,312
150,000	9.65%, 11/21/2054(1)	159,356
		422,414
	Hungary - 1.2%
	Hungary Government Bonds
HUF 12,490,000	3.00%, 10/27/2038	21,196
10,330,000	4.75%, 11/24/2032	23,357
7,540,000	6.75%, 10/22/2028	19,410
11,680,000	7.00%, 10/24/2035	30,443
$ 200,000	Hungary Government International Bonds 6.25%, 09/22/2032(3)	205,090
		299,496
	Indonesia - 3.3%
	Indonesia Treasury Bonds
IDR 2,822,000,000	7.00%, 09/15/2030	173,804
807,000,000	7.50%, 08/15/2032	50,851
2,120,000,000	7.50%, 05/15/2038	133,970
1,615,000,000	7.50%, 04/15/2040	101,893
1,705,000,000	8.25%, 05/15/2036	113,874
1,502,000,000	8.75%, 05/15/2031	100,505
1,875,000,000	9.00%, 03/15/2029	123,737
		798,634
	Ivory Coast - 1.7%
	Ivory Coast Government International Bonds
$ 200,000	7.63%, 01/30/2033(3)	195,244
220,000	8.25%, 01/30/2037(1)	213,950
		409,194
	Jordan - 1.6%
	Jordan Government International Bonds
200,000	7.38%, 10/10/2047(1)	178,574
200,000	7.50%, 01/13/2029(1)	199,519
		378,093
	Malaysia - 1.0%
	Malaysia Government Bonds
MYR 537,000	4.07%, 06/15/2050	118,878

29

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 53.9% - (continued)
	Malaysia - 1.0% - (continued)
MYR 345,000	4.46%, 03/31/2053	$80,791
192,000	4.70%, 10/15/2042	46,634
		246,303
	Mexico - 4.4%
	Mexico Bonos
MXN 2,300,000	7.50%, 05/26/2033	95,544
710,000	7.75%, 05/29/2031	30,983
820,000	7.75%, 11/23/2034	33,866
870,000	7.75%, 11/13/2042	32,655
880,000	8.00%, 11/07/2047	33,159
3,180,000	8.00%, 07/31/2053	117,765
1,780,000	8.50%, 03/01/2029	82,272
1,520,000	8.50%, 05/31/2029	70,254
790,000	8.50%, 11/18/2038	33,222
5,840,000	10.00%, 11/20/2036	280,818
	Mexico Government International Bonds
$ 200,000	6.40%, 05/07/2054	179,610
90,000	6.75%, 09/27/2034	91,554
		1,081,702
	Nigeria - 0.9%
250,000	Nigeria Government International Bonds 6.13%, 09/28/2028(1)	230,312
	Oman - 0.8%
200,000	Oman Government International Bonds 6.50%, 03/08/2047(3)	198,500
	Pakistan - 0.8%
200,000	Pakistan Government International Bonds 6.88%, 12/05/2027(1)	185,761
	Panama - 0.4%
105,000	Panama Government International Bonds 6.70%, 01/26/2036	98,955
	Paraguay - 1.0%
	Paraguay Government International Bonds
200,000	6.10%, 08/11/2044(1)	189,360
PYG 347,000,000	7.90%, 02/09/2031(1)	44,445
		233,805
	Peru - 1.2%
	Peru Government Bonds
PEN 150,000	5.40%, 08/12/2034	36,671
206,000	6.90%, 08/12/2037	55,009
343,000	6.95%, 08/12/2031	98,017
68,000	7.30%, 08/12/2033(3)	19,196
	Peru Government International Bonds
$ 54,000	5.38%, 02/08/2035	52,168
43,000	5.88%, 08/08/2054	41,113
		302,174
	Philippines - 0.8%
200,000	Philippines Government International Bonds 4.75%, 03/05/2035	189,251
	Poland - 1.6%
	Republic of Poland Government Bonds
PLN 461,000	2.75%, 10/25/2029	100,740
366,000	5.00%, 10/25/2034	84,484
337,000	6.00%, 10/25/2033	83,947
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 53.9% - (continued)
	Poland - 1.6% - (continued)
	Republic of Poland Government International Bonds
$ 40,000	5.13%, 09/18/2034	$39,040
100,000	5.50%, 03/18/2054	92,897
		401,108
	Romania - 1.0%
	Romania Government Bonds
RON 185,000	6.70%, 02/25/2032	36,704
230,000	7.90%, 02/24/2038	48,643
175,000	8.25%, 09/29/2032	37,718
$ 140,000	Romania Government International Bonds 6.00%, 05/25/2034(1)	129,473
		252,538
	Saudi Arabia - 0.8%
200,000	Saudi Government International Bonds 5.75%, 01/16/2054(1)	189,498
	South Africa - 5.7%
	Republic of South Africa Government Bonds
ZAR 3,230,784	6.50%, 02/28/2041	114,256
1,520,291	8.50%, 01/31/2037	68,832
3,161,394	8.75%, 01/31/2044	135,974
3,470,000	8.75%, 02/28/2048	147,808
2,300,400	8.88%, 02/28/2035	111,669
6,023,401	9.00%, 01/31/2040	272,848
	Republic of South Africa Government International Bonds
$ 260,000	5.88%, 04/20/2032	245,677
110,000	6.25%, 03/08/2041	94,982
200,000	7.10%, 11/19/2036(1)	195,514
		1,387,560
	Sri Lanka - 2.3%
	Sri Lanka Government International Bonds
82,872	3.10%, 01/15/2030(1)(6)	71,995
162,552	3.35%, 03/15/2033(1)(6)	128,416
109,760	3.60%, 06/15/2035(1)(6)	77,381
76,176	3.60%, 05/15/2036(1)(6)	61,589
152,416	3.60%, 02/15/2038(1)(6)	124,981
101,803	4.00%, 04/15/2028(1)	94,932
		559,294
	Suriname - 0.5%
123,627	Suriname Government International Bonds 7.95%, 07/15/2033(1)(5)	117,755
	Thailand - 0.7%
	Thailand Government Bonds
THB 2,712,000	3.40%, 06/17/2036	88,337
2,256,000	3.45%, 06/17/2043	74,181
		162,518
	Turkey - 3.1%
	Turkiye Government Bonds
TRY 7,938,000	12.60%, 10/01/2025	192,869
8,080,000	31.08%, 11/08/2028	238,210
2,170,000	37.00%, 02/18/2026	61,122
$ 230,000	Turkiye Government International Bonds 9.38%, 03/14/2029	253,437
		745,638
	Ukraine - 0.4%
	Ukraine Government International Bonds
5,181	0.00%, 02/01/2030(1)(6)	2,926
16,362	0.00%, 02/01/2035(1)(6)	10,095

30

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 53.9% - (continued)
	Ukraine - 0.4% - (continued)
$ 13,635	0.00%, 02/01/2036(1)(6)		$8,390
18,971	1.75%, 02/01/2034(1)(6)		10,713
33,199	1.75%, 02/01/2035(1)(6)		18,571
42,685	1.75%, 02/01/2036(1)(6)		23,450
19,362	3.00%, 02/01/2034(1)(6)		8,387
30,000	3.00%, 02/01/2035(3)(6)		18,487
			101,019
	Total Foreign Government Obligations (cost $13,151,961)		$13,118,873
	Total Long-Term Investments (cost $23,478,337)		$23,286,393
SHORT-TERM INVESTMENTS - 2.0%
	U.S. Treasury Securities - 2.0%
	U.S. Treasury Bills - 2.0%
500,000	4.26%, 04/17/2025(9)		$495,759
	Total Short-Term Investments (cost $495,607)		$495,759
	Total Investments (cost $23,973,944)	97.7%	$23,782,152
	Other Assets and Liabilities	2.3%	558,500
	Net Assets	100.0%	$24,340,652
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At January 31, 2025, the aggregate value of these securities was
$10,769,932, representing 44.2% of net assets.

(2)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2025. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(3)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2025, the aggregate value of these securities was $2,675,151, representing 11.0% of net assets.

(4)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(5)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(6)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(7)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(8)	Investment valued using significant unobservable inputs.
(9)	The rate shown represents current yield to maturity.

Foreign Currency Contracts Outstanding at January 31, 2025
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
660,000	BRL	109,129	USD	UBS	02/19/2025	$3,251
830,800	BRL	136,428	USD	UBS	03/18/2025	4,367
409,200	BRL	67,293	USD	BOA	03/18/2025	2,054
530,000	BRL	86,989	USD	CBK	03/20/2025	2,813
147,700,000	CLP	151,332	USD	UBS	03/12/2025	(821)
140,000,000	CLP	142,421	USD	CBK	04/28/2025	156
795,970,000	COP	184,595	USD	CBK	03/06/2025	3,808
6,950,000	EGP	125,169	USD	UBS	03/13/2025	10,855
3,750,000	MXN	181,405	USD	BOA	03/24/2025	(1,964)
5,530,000	TRY	141,564	USD	UBS	03/27/2025	5,317
105,991	USD	660,000	BRL	CBK	02/19/2025	(6,389)
201,224	USD	1,240,000	BRL	CBK	03/18/2025	(8,918)
158,780	USD	1,010,000	BRL	CBK	03/20/2025	(12,353)
147,547	USD	147,700,000	CLP	BOA	03/12/2025	(2,964)
178,469	USD	795,970,000	COP	UBS	03/06/2025	(9,934)
134,638	USD	6,950,000	EGP	UBS	03/13/2025	(1,386)
180,166	USD	3,750,000	MXN	UBS	03/24/2025	725
364,556	USD	7,650,000	MXN	UBS	05/05/2025	718
209,254	USD	3,870,000	ZAR	JPM	03/20/2025	2,971
Total foreign currency contracts						$(7,694)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.

31

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Corporate Bonds	$10,167,520	$—	$10,167,520	$—
Foreign Government Obligations	13,118,873	—	13,118,873	—
Short-Term Investments	495,759	—	495,759	—
Foreign Currency Contracts(2)	37,035	—	37,035	—
Total	$23,819,187	$—	$23,819,187	$—
Liabilities
Foreign Currency Contracts(2)	$(44,729)	$—	$(44,729)	$—
Total	$(44,729)	$—	$(44,729)	$—

(1)	For the period ended January 31, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2025 is not presented.

32

Hartford Schroders International Contrarian Value Fund
Schedule of Investments
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.7%
	Australia - 1.4%
17,917	Rio Tinto PLC	$1,078,996
	Austria - 1.3%
23,481	OMV AG	966,933
	Belgium - 2.0%
30,057	Ageas SA	1,548,343
	China - 3.7%
120,000	Alibaba Group Holding Ltd.	1,471,977
502,500	Anhui Conch Cement Co. Ltd. Class H	1,354,685
		2,826,662
	France - 11.1%
33,719	AXA SA	1,279,203
22,848	BNP Paribas SA	1,560,739
98,141	Carrefour SA	1,398,253
142,490	Orange SA(1)	1,532,409
23,837	Renault SA	1,223,737
48,008	Societe Generale SA	1,554,021
		8,548,362
	Germany - 8.3%
2,611	Allianz SE	851,359
28,731	BASF SE	1,384,194
34,684	Continental AG	2,465,100
114,603	Deutsche Lufthansa AG	743,403
50,084	Evonik Industries AG	940,471
		6,384,527
	Hong Kong - 2.0%
185,980	Prudential PLC	1,547,713
	Italy - 2.5%
75,864	Eni SpA	1,068,046
17,968	UniCredit SpA	825,149
		1,893,195
	Japan - 13.1%
38,200	Bridgestone Corp.	1,370,268
73,900	Dentsu Group, Inc.	1,712,039
25,000	KDDI Corp.	832,900
90,800	Medipal Holdings Corp.	1,365,151
96,600	Nippon Television Holdings, Inc.	1,783,251
194,200	Panasonic Holdings Corp.	1,981,562
105,200	Rohm Co. Ltd.	1,001,894
		10,047,065
	Mexico - 1.3%
33,896	Ternium SA ADR	1,016,880
	Netherlands - 5.3%
80,234	ABN AMRO Bank NV(2)	1,345,774
47,107	Koninklijke Ahold Delhaize NV	1,669,359
25,221	Randstad NV	1,088,791
		4,103,924
	South Africa - 2.3%
61,854	Anglo American PLC	1,811,159
	South Korea - 3.9%
25,683	KB Financial Group, Inc.	1,609,073
39,824	Shinhan Financial Group Co. Ltd.	1,387,222
		2,996,295
	Spain - 1.2%
81,716	Repsol SA	949,694
	Switzerland - 2.1%
8,614	Swatch Group AG	1,595,836
Shares or Principal Amount			Market Value†
COMMON STOCKS - 95.7% - (continued)
	Taiwan - 0.8%
118,000	Hon Hai Precision Industry Co. Ltd.		$630,077
	United Kingdom - 24.1%
725,368	Barclays PLC		2,658,469
43,140	British American Tobacco PLC		1,711,620
290,364	British Land Co. PLC REIT		1,350,514
1,153,119	BT Group PLC		2,021,015
83,483	HSBC Holdings PLC		871,906
47,925	Imperial Brands PLC		1,616,397
170,862	NatWest Group PLC		910,977
156,426	Standard Chartered PLC		2,103,854
336,377	Tesco PLC		1,548,138
2,008,027	Vodafone Group PLC		1,710,728
209,416	WPP PLC		1,990,739
			18,494,357
	United States - 9.3%
136,500	GSK PLC		2,377,772
7,367	Roche Holding AG		2,315,977
22,610	Sanofi SA		2,457,301
			7,151,050
	Total Common Stocks (cost $70,366,443)		$73,591,068
PREFERRED STOCKS - 4.5%
	Brazil - 0.7%
81,296	Petroleo Brasileiro SA (Preference Shares)(3)		$524,302
	Germany - 3.8%
24,139	Henkel AG & Co. KGaA (Preference Shares)(3)		2,109,021
7,748	Volkswagen AG (Preference Shares)(3)		790,032
			2,899,053
	Total Preferred Stocks (cost $3,200,345)		$3,423,355
	Total Long-Term Investments (cost $73,566,788)		$77,014,423
	Total Investments (cost $73,566,788)	100.2%	$77,014,423
	Other Assets and Liabilities	(0.2)%	(159,629)
	Net Assets	100.0%	$76,854,794
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)	Represents entire or partial securities on loan.

33

Hartford Schroders International Contrarian Value Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At January 31, 2025, the aggregate value of this security was
$1,345,774, representing 1.8% of net assets.

(3)	Currently no rate available.

Foreign Currency Contracts Outstanding at January 31, 2025
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
1,222,799,845	JPY	7,882,867	USD	UBS	02/26/2025	$23,553
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$73,591,068	$2,686,239	$70,904,829	$—
Preferred Stocks	3,423,355	2,633,323	790,032	—
Foreign Currency Contracts(2)	23,553	—	23,553	—
Total	$77,037,976	$5,319,562	$71,718,414	$—

(1)	For the period ended January 31, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

34

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.4%
	Australia - 3.6%
94,280	AUB Group Ltd.	$1,858,287
830,716	BHP Group Ltd.	20,402,121
714,994	Brambles Ltd.	8,737,575
277,123	BWP Trust REIT	581,591
507,392	Challenger Ltd.	1,970,731
362,749	Computershare Ltd.	7,885,454
47,099	Northern Star Resources Ltd.	498,483
603,641	Origin Energy Ltd.	3,893,104
867,207	Qantas Airways Ltd.*	5,025,345
70,359	Rio Tinto Ltd.	5,067,320
210,578	Rio Tinto PLC	12,681,405
142,373	Steadfast Group Ltd.	511,465
427,354	Telstra Group Ltd.	1,043,338
2,167,835	Vicinity Ltd. REIT	2,938,004
		73,094,223
	Austria - 0.3%
37,712	Erste Group Bank AG	2,318,490
99,620	OMV AG	4,102,291
54,108	Telekom Austria AG	451,860
		6,872,641
	Belgium - 0.6%
52,130	Ageas SA	2,685,402
101,203	KBC Group NV	7,763,054
30,809	Solvay SA	941,638
		11,390,094
	Brazil - 0.5%
385,100	Cia de Saneamento de Minas Gerais Copasa MG	1,474,754
1,680,800	Cia Energetica de Minas Gerais ADR	3,143,096
421,100	Porto Seguro SA	2,881,527
1,272,000	Santos Brasil Participacoes SA	2,868,723
		10,368,100
	Burkina Faso - 0.1%
131,719	Endeavour Mining PLC	2,679,738
39,436	IAMGOLD Corp.*	245,296
		2,925,034
	Canada - 7.0%
151,370	ARC Resources Ltd.	2,592,355
141,849	Bank of Montreal	14,042,890
176,279	Bank of Nova Scotia	9,019,236
37,707	Brookfield Infrastructure Corp. Class A	1,574,076
90,332	Canadian Natural Resources Ltd.	2,744,114
37,315	CCL Industries, Inc. Class B	1,853,490
38,182	Centerra Gold, Inc.	238,810
20,739	CGI, Inc.	2,444,843
32,450	Dundee Precious Metals, Inc.	328,887
5,259	Fairfax Financial Holdings Ltd.	7,078,798
38,205	Finning International, Inc.	953,975
154,768	Gildan Activewear, Inc.	7,981,465
184,406	Great-West Lifeco, Inc.	5,962,251
77,460	iA Financial Corp., Inc.	7,153,065
28,810	IGM Financial, Inc.	924,354
15,687	Imperial Oil Ltd.	1,043,425
297,664	Kinross Gold Corp.	3,352,778
60,195	Loblaw Cos. Ltd.	7,537,266
19,339	Lundin Gold, Inc.	479,034
45,253	Magna International, Inc.	1,794,116
47,982	Metro, Inc.	2,998,070
97,624	Nutrien Ltd.	5,038,550
49,683	Pembina Pipeline Corp.	1,793,353
137,221	Royal Bank of Canada	16,728,811
158,477	Sun Life Financial, Inc.	9,138,857
144,387	Suncor Energy, Inc.	5,417,431
209,646	TC Energy Corp.	9,446,944
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.4% - (continued)
	Canada - 7.0% - (continued)
10,660	Toromont Industries Ltd.	$850,028
216,357	Toronto-Dominion Bank	12,342,628
		142,853,900
	China - 8.9%
7,804,000	Agricultural Bank of China Ltd. Class H	4,298,155
2,319,500	Alibaba Group Holding Ltd.	28,452,101
75,900	Anker Innovations Technology Co. Ltd. Class A	1,140,011
95,248	Atour Lifestyle Holdings Ltd. ADR	2,610,748
12,058,000	Bank of China Ltd. Class H	6,237,938
1,864,000	Bosideng International Holdings Ltd.	902,294
74,000	BYD Co. Ltd. Class H	2,600,385
19,011,000	China Construction Bank Corp. Class H	15,469,539
930,000	China Hongqiao Group Ltd.	1,563,441
1,484,500	China Merchants Bank Co. Ltd. Class H	8,164,871
746,000	China Merchants Port Holdings Co. Ltd.	1,268,555
1,234,000	China Pacific Insurance Group Co. Ltd. Class H	3,675,818
31,436,000	China Tower Corp. Ltd. Class H(1)	4,528,121
6,669,000	Chongqing Rural Commercial Bank Co. Ltd. Class H	4,081,909
27,400	Contemporary Amperex Technology Co. Ltd. Class A	976,930
323,202	Full Truck Alliance Co. Ltd. ADR	3,639,255
955,200	Fuyao Glass Industry Group Co. Ltd. Class H(1)	6,435,914
1,479,000	Geely Automobile Holdings Ltd.	2,738,216
381,400	Giant Biogene Holding Co. Ltd.(1)	2,832,050
315,000	Haitian International Holdings Ltd.	837,446
15,059,000	Industrial & Commercial Bank of China Ltd. Class H	10,250,299
419,250	JD.com, Inc. Class A	8,527,889
1,181,600	Kingsoft Corp. Ltd.	5,973,485
207,830	LexinFintech Holdings Ltd. ADR	1,641,857
61,900	Meituan Class B*(1)	1,178,115
98,100	NetEase, Inc.	2,016,463
1,377,700	New China Life Insurance Co. Ltd. Class H	4,311,677
18,792	PDD Holdings, Inc. ADR*	2,103,013
3,148,000	PetroChina Co. Ltd. Class H	2,406,775
3,132,000	PICC Property & Casualty Co. Ltd. Class H	5,088,653
1,568,000	Ping An Insurance Group Co. of China Ltd. Class H	8,828,911
52,857	Qifu Technology, Inc. ADR	2,108,994
260,900	Sailun Group Co. Ltd. Class A	551,616
151,100	Tencent Holdings Ltd.	7,950,154
66,750	Trip.com Group Ltd.*	4,688,125
53,248	Weibo Corp. ADR	522,895
2,963,000	Yangzijiang Shipbuilding Holdings Ltd.	6,635,574
42,550	Yum China Holdings, Inc.	1,940,577
639,017	Yutong Bus Co. Ltd. Class A	2,511,407
		181,690,176
	Denmark - 0.5%
230,983	H Lundbeck AS	1,415,446
36,550	ISS AS(2)	690,756
25,336	Novo Nordisk AS Class B	2,138,982
26,616	Pandora AS	5,092,126
		9,337,310
	Finland - 0.6%
65,036	Elisa OYJ	2,802,636
45,886	Kemira OYJ	1,012,974
797,919	Nordea Bank Abp	9,493,865
		13,309,475
	France - 6.4%
27,269	Accor SA	1,401,891
365,932	AXA SA	13,882,418
204,733	BNP Paribas SA	13,985,244
339,429	Bureau Veritas SA	10,607,714
57,351	Cie de Saint-Gobain SA	5,377,998

35

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.4% - (continued)
	France - 6.4% - (continued)
120,836	Cie Generale des Etablissements Michelin SCA	$4,202,314
39,814	Eiffage SA	3,556,859
314,885	Engie SA	5,198,085
46,311	Gaztransport Et Technigaz SA	7,074,501
44,901	Ipsen SA	5,542,646
16,232	IPSOS SA	768,080
138,526	Klepierre SA REIT	4,124,100
143,574	La Francaise des Jeux SACA(1)	5,455,487
21,699	Legrand SA	2,212,275
171,289	Metropole Television SA	2,203,335
197,970	Orange SA	2,129,069
61,172	Publicis Groupe SA	6,505,759
207,409	Societe Generale SA	6,713,837
38,855	SPIE SA	1,294,937
15,639	Technip Energies NV	443,056
342,338	TotalEnergies SE	19,832,376
3,547	Trigano SA	486,077
24,879	Unibail-Rodamco-Westfield REIT*	2,083,033
61,620	Vinci SA	6,668,078
		131,749,169
	Georgia - 0.0%
22,537	TBC Bank Group PLC	933,317
	Germany - 5.8%
67,424	Allianz SE	21,984,699
51,733	Bayerische Motoren Werke AG	4,201,216
45,827	Continental AG	3,257,068
161,619	Daimler Truck Holding AG	7,117,287
337,487	Deutsche Bank AG	6,605,577
723,727	Deutsche Telekom AG	24,280,288
81,764	Freenet AG	2,522,616
41,692	Heidelberg Materials AG	5,866,731
2,905	HOCHTIEF AG	420,451
37,733	IONOS Group SE*	964,145
4,967	Krones AG	677,764
108,218	Mercedes-Benz Group AG	6,583,998
23,994	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	13,005,522
96,818	Siemens AG	20,755,461
		118,242,823
	Greece - 1.0%
1,627,574	Eurobank Ergasias Services & Holdings SA Class A	4,073,372
192,098	Hellenic Telecommunications Organization SA	2,904,762
162,341	Jumbo SA	4,385,680
503,038	National Bank of Greece SA	4,359,115
232,730	OPAP SA	3,992,317
		19,715,246
	Hong Kong - 0.3%
131,500	Swire Pacific Ltd. Class A	1,142,037
1,519,600	Swire Properties Ltd.	3,000,862
376,000	Wharf Real Estate Investment Co. Ltd.	935,649
1,242,000	Youyuan International Holdings Ltd.*(2)(3)	—
181,500	Yue Yuen Industrial Holdings Ltd.	386,807
		5,465,355
	Hungary - 0.8%
281,432	Magyar Telekom Telecommunications PLC	991,675
135,050	OTP Bank Nyrt	8,355,464
283,115	Richter Gedeon Nyrt	7,332,268
		16,679,407
	India - 2.0%
527,316	Axis Bank Ltd.	5,974,782
393,465	Bank of Baroda	964,850
298,901	City Union Bank Ltd.	597,033
136,661	Great Eastern Shipping Co. Ltd.	1,547,058
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.4% - (continued)
	India - 2.0% - (continued)
706,365	HDFC Bank Ltd.	$13,825,938
48,649	Hero MotoCorp Ltd.	2,428,920
164,381	IndusInd Bank Ltd.	1,874,770
545,844	Karur Vysya Bank Ltd.	1,495,650
1,187,263	Oil & Natural Gas Corp. Ltd.	3,579,833
1,276,364	Power Grid Corp. of India Ltd.	4,432,494
932,862	Punjab National Bank	1,083,186
572,576	REC Ltd.	2,954,070
533,516	Union Bank of India Ltd.	706,506
		41,465,090
	Indonesia - 0.6%
12,581,500	Bank Mandiri Persero Tbk. PT	4,622,723
3,675,800	Bank Negara Indonesia Persero Tbk. PT	1,069,401
16,156,100	Bank Rakyat Indonesia Persero Tbk. PT	4,171,945
1,767,800	Indofood CBP Sukses Makmur Tbk. PT	1,247,221
12,322,300	Perusahaan Gas Negara Tbk. PT	1,206,536
		12,317,826
	Ireland - 0.4%
685,935	Bank of Ireland Group PLC	6,815,575
8,784	Kerry Group PLC Class A	902,043
		7,717,618
	Israel - 0.0%
1	Isracard Ltd.	3
1	Mehadrin Ltd.*	38
		41
	Italy - 4.5%
3,017,689	A2A SpA	7,126,685
89,186	Azimut Holding SpA	2,331,865
213,357	Banca Mediolanum SpA	2,864,509
57,376	BPER Banca SpA	390,857
75,722	Buzzi SpA	3,101,906
119,549	Coca-Cola HBC AG	4,150,066
1,173,439	Enel SpA	8,340,439
74,347	Eni SpA	1,046,689
83,583	FinecoBank Banca Fineco SpA	1,586,836
289,127	Generali	9,154,773
317,407	Hera SpA	1,160,711
1,040,746	Intesa Sanpaolo SpA	4,504,693
769,281	Italgas SpA	4,595,701
132,872	Maire SpA	1,308,294
246,830	Mediobanca Banca di Credito Finanziario SpA	4,035,003
464,410	Poste Italiane SpA(1)	7,047,702
49,431	Prysmian SpA	3,438,374
185,254	Recordati Industria Chimica e Farmaceutica SpA	11,256,797
249,983	Terna - Rete Elettrica Nazionale	2,062,089
284,729	UniCredit SpA	13,075,685
208,778	Webuild SpA	635,844
		93,215,518
	Japan - 16.0%
55,700	Aisin Corp.	630,056
188,300	Alps Alpine Co. Ltd.	1,882,931
31,600	Artience Co. Ltd.	628,646
623,800	Asahi Kasei Corp.	4,236,623
63,700	BayCurrent, Inc.	2,716,291
117,500	BIPROGY, Inc.	3,630,600
131,500	Credit Saison Co. Ltd.	3,099,736
141,900	Daido Steel Co. Ltd.	1,130,136
249,400	Dai-ichi Life Holdings, Inc.	6,809,912
148,200	Daiwa House Industry Co. Ltd.	4,668,855
95,100	Ebara Corp.	1,566,501
551,600	ENEOS Holdings, Inc.	2,773,067
13,300	Exedy Corp.	411,407
11,700	FCC Co. Ltd.	233,572
44,900	Fujikura Ltd.	1,807,147

36

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.4% - (continued)
	Japan - 16.0% - (continued)
619,400	Honda Motor Co. Ltd.	$5,862,711
99,500	Idemitsu Kosan Co. Ltd.	664,079
221,600	Iida Group Holdings Co. Ltd.	3,356,566
643,800	Inpex Corp.	7,683,140
477,700	Isuzu Motors Ltd.	6,422,378
383,800	Japan Petroleum Exploration Co. Ltd.	2,721,664
56,200	Japan Post Insurance Co. Ltd.	1,095,205
81,600	JTEKT Corp.	641,446
235,800	Kakaku.com, Inc.	3,692,753
71,400	Kandenko Co. Ltd.	1,142,772
25,400	Kaneka Corp.	616,576
227,200	KDDI Corp.	7,569,393
149,100	Komatsu Ltd.	4,497,340
295,700	Kubota Corp.	3,709,062
158,900	Kuraray Co. Ltd.	2,326,309
217,300	Kyocera Corp.	2,255,529
158,200	Marubeni Corp.	2,352,048
164,300	MEITEC Group Holdings, Inc.	3,190,270
343,000	Mitsubishi Corp.	5,470,583
226,000	Mitsubishi Gas Chemical Co., Inc.	3,949,574
250,500	Mitsubishi Motors Corp.	743,019
1,931,400	Mitsubishi UFJ Financial Group, Inc.	24,425,238
282,100	Mitsui & Co. Ltd.	5,583,319
70,100	Mitsui Mining & Smelting Co. Ltd.	2,066,748
60,100	Mitsui OSK Lines Ltd.	2,042,361
495,200	Mizuho Financial Group, Inc.	13,635,732
169,100	MS&AD Insurance Group Holdings, Inc.	3,506,102
291,600	NGK Insulators Ltd.	3,741,907
82,800	Nifco, Inc.	1,978,796
54,600	Nippon Shokubai Co. Ltd.	662,345
213,800	Nippon Television Holdings, Inc.	3,946,781
43,900	Nippon Yusen KK	1,377,737
120,200	Niterra Co. Ltd.	3,964,467
354,300	Nitto Denko Corp.	6,284,994
103,500	NOK Corp.	1,566,005
556,900	Nomura Holdings, Inc.	3,620,621
212,400	NSK Ltd.	921,988
113,700	Obayashi Corp.	1,527,005
311,600	ORIX Corp.	6,581,872
384,200	Panasonic Holdings Corp.	3,920,268
123,800	Park24 Co. Ltd.	1,634,602
89,400	Round One Corp.	754,512
318,100	Sankyo Co. Ltd.	4,265,371
211,600	Sanwa Holdings Corp.	6,622,653
33,200	SBI Sumishin Net Bank Ltd.	1,011,719
46,900	SCSK Corp.	1,038,416
90,300	Shikoku Electric Power Co., Inc.	692,018
72,000	Shimamura Co. Ltd.	4,096,867
78,400	Sojitz Corp.	1,611,478
77,400	Sompo Holdings, Inc.	2,158,380
148,400	Stanley Electric Co. Ltd.	2,475,450
276,100	Subaru Corp.	4,809,496
205,000	Sumitomo Corp.	4,444,449
200,000	Sumitomo Electric Industries Ltd.	3,736,424
697,000	Sumitomo Mitsui Financial Group, Inc.	17,176,238
109,900	Sumitomo Mitsui Trust Group, Inc.	2,763,469
183,700	Sumitomo Rubber Industries Ltd.	2,141,408
583,200	Suzuki Motor Corp.	6,978,683
83,000	T&D Holdings, Inc.	1,579,061
61,700	Tamron Co. Ltd.	1,804,964
127,500	Tokio Marine Holdings, Inc.	4,205,376
107,900	Tokyo Steel Manufacturing Co. Ltd.	1,086,438
19,800	Tokyo Tekko Co. Ltd.	757,330
812,600	Toray Industries, Inc.	5,638,609
78,400	Tosoh Corp.	1,043,097
242,500	Toyo Tire Corp.	3,986,058
154,000	Toyoda Gosei Co. Ltd.	2,752,312
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.4% - (continued)
	Japan - 16.0% - (continued)
130,200	Toyota Boshoku Corp.	$1,728,180
18,000	Toyota Industries Corp.	1,501,866
1,170,900	Toyota Motor Corp.	22,211,399
257,100	Toyota Tsusho Corp.	4,342,324
42,000	Tsubakimoto Chain Co.	516,051
27,300	TV Asahi Holdings Corp.	431,589
510,100	USS Co. Ltd.	4,573,704
89,300	Wacom Co. Ltd.	384,294
57,000	Zenkoku Hosho Co. Ltd.	2,022,233
		326,518,701
	Jordan - 0.1%
49,515	Hikma Pharmaceuticals PLC	1,407,142
	Malaysia - 0.7%
1,141,000	CIMB Group Holdings Bhd.	2,048,248
634,700	Hong Leong Bank Bhd.	2,870,731
11,640,900	My EG Services Bhd.	2,482,665
213,500	Petronas Gas Bhd.	822,365
987,500	RHB Bank Bhd.	1,423,792
4,769,500	Sime Darby Property Bhd.	1,509,492
928,100	Westports Holdings Bhd.	953,606
2,559,500	YTL Power International Bhd.	1,790,307
		13,901,206
	Mexico - 0.7%
1,932,600	America Movil SAB de CV Series B	1,356,980
194,600	Arca Continental SAB de CV	1,772,830
190,300	Grupo Aeroportuario del Centro Norte SAB de CV	1,796,839
7,970	Grupo Aeroportuario del Sureste SAB de CV ADR	2,187,526
579,400	Grupo Financiero Banorte SAB de CV Class O	4,021,856
873,900	Grupo Mexico SAB de CV Class B	4,265,755
		15,401,786
	Netherlands - 1.4%
116,563	ABN AMRO Bank NV(1)	1,955,125
42,900	Euronext NV(1)	4,982,710
163,316	ING Groep NV	2,714,457
211,041	Koninklijke Ahold Delhaize NV	7,478,786
1,566,298	Koninklijke KPN NV	5,667,684
33,262	Koninklijke Vopak NV	1,526,754
90,112	NN Group NV	4,135,802
		28,461,318
	Norway - 0.9%
286,455	Aker Solutions ASA	813,350
273,633	DNB Bank ASA	5,812,151
337,445	Equinor ASA	8,126,949
365,393	Orkla ASA	3,393,052
		18,145,502
	Peru - 0.2%
20,365	Credicorp Ltd.	3,728,831
	Philippines - 0.3%
771,890	BDO Unibank, Inc.	1,819,541
332,350	International Container Terminal Services, Inc.	1,984,453
39,650	Manila Electric Co.	304,305
1,668,330	Metropolitan Bank & Trust Co.	1,977,841
		6,086,140
	Poland - 0.5%
58,129	Alior Bank SA	1,341,729
36,021	Bank Polska Kasa Opieki SA	1,413,029
183,078	Powszechna Kasa Oszczednosci Bank Polski SA	3,003,709
35,011	Santander Bank Polska SA	4,346,101
		10,104,568

37

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.4% - (continued)
	Portugal - 0.2%
6,446,883	Banco Comercial Portugues SA Class R	$3,365,220
118,346	Navigator Co. SA	432,468
		3,797,688
	Romania - 0.2%
451,957	NEPI Rockcastle NV	3,415,351
	Singapore - 1.5%
124,700	DBS Group Holdings Ltd.	4,081,671
614,300	Oversea-Chinese Banking Corp. Ltd.	7,835,258
922,300	Sembcorp Industries Ltd.	3,772,646
2,045,400	Singapore Telecommunications Ltd.	4,997,653
17,738	STMicroelectronics NV	396,284
317,800	United Overseas Bank Ltd.	8,736,208
328,100	UOL Group Ltd.	1,223,632
		31,043,352
	South Africa - 0.5%
313,311	AVI Ltd.	1,652,209
321,852	FirstRand Ltd.	1,309,455
70,647	Gold Fields Ltd. ADR	1,196,054
734,394	Momentum Group Ltd.	1,132,498
72,941	Mr. Price Group Ltd.	972,362
215,973	Sappi Ltd.	552,570
101,004	Standard Bank Group Ltd.	1,178,096
452,934	Truworths International Ltd.	2,078,660
		10,071,904
	South Korea - 4.2%
25,038	Coway Co. Ltd.*	1,324,534
26,103	DB Insurance Co. Ltd.	1,736,812
6,092	DoubleUGames Co. Ltd.*	204,837
68,689	Hana Financial Group, Inc.	2,843,074
29,895	HD Hyundai Co. Ltd.	1,700,541
20,259	HD Hyundai Electric Co. Ltd.	5,660,425
9,240	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.*	1,464,563
50,594	Hyundai Glovis Co. Ltd.	5,168,610
27,374	Hyundai Mobis Co. Ltd.	4,939,792
12,651	Hyundai Motor Co.	1,780,616
85,643	KB Financial Group, Inc.	5,365,645
45,231	KEPCO Plant Service & Engineering Co. Ltd.*	1,440,225
68,388	Kia Corp.	4,771,966
35,431	Korean Air Lines Co. Ltd.*	601,517
15,631	Krafton, Inc.*	3,894,548
65,441	KT Corp.	2,148,159
34,132	LG Electronics, Inc.	1,966,549
101,821	LG Uplus Corp.	701,608
12,220	Samsung C&T Corp.	1,001,750
435,954	Samsung Electronics Co. Ltd.	15,569,539
10,953	Samsung Fire & Marine Insurance Co. Ltd.	2,858,694
4,827	Samyang Foods Co. Ltd.	2,260,536
91,463	Shinhan Financial Group Co. Ltd.	3,186,005
79,091	SK Hynix, Inc.	10,647,989
36,539	SK Telecom Co. Ltd.	1,391,375
7,034	Soop Co. Ltd.*	386,216
12,361	T&L Co. Ltd.	663,056
		85,679,181
	Spain - 4.0%
156,439	Acerinox SA	1,569,834
106,310	ACS Actividades de Construccion y Servicios SA	5,412,689
49,992	Aena SME SA(1)	10,766,285
50,391	Amadeus IT Group SA	3,687,490
114,169	Atresmedia Corp. de Medios de Comunicacion SA	521,815
1,157,734	Banco Bilbao Vizcaya Argentaria SA	13,180,751
2,722,465	Banco Santander SA	13,951,282
656,803	CaixaBank SA	3,975,864
24,165	CIE Automotive SA	644,114
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.4% - (continued)
	Spain - 4.0% - (continued)
430,211	Endesa SA(2)	$9,524,148
32,250	Grupo Catalana Occidente SA	1,288,062
15,502	Iberdrola SA*	219,356
859,793	Iberdrola SA	12,150,217
145,052	Indra Sistemas SA	2,780,093
270,139	Repsol SA(2)	3,139,526
		82,811,526
	Sweden - 2.1%
82,686	Betsson AB Class B	1,130,092
107,406	Billerud Aktiebolag	1,104,303
10,771	Loomis AB	342,822
186,209	Securitas AB Class B	2,369,144
166,676	Skandinaviska Enskilda Banken AB Class A	2,362,507
49,389	SKF AB Class B	997,548
274,137	Swedbank AB Class A	5,968,906
130,705	Swedish Orphan Biovitrum AB*	3,958,471
557,657	Tele2 AB Class B	6,203,845
661,955	Telefonaktiebolaget LM Ericsson Class B	4,984,439
1,391,375	Telia Co. AB	4,094,642
362,670	Volvo AB Class B	9,992,793
		43,509,512
	Switzerland - 1.1%
955	dormakaba Holding AG	685,747
9,243	Swissquote Group Holding SA	4,012,545
211,618	UBS Group AG	7,461,551
15,679	Zurich Insurance Group AG	9,500,918
		21,660,761
	Taiwan - 4.1%
56,000	Asia Vital Components Co. Ltd.	942,869
119,000	Asustek Computer, Inc.	2,166,096
132,000	AURAS Technology Co. Ltd.	2,447,700
353,000	Bizlink Holding, Inc.	6,680,422
655,000	Cathay Financial Holding Co. Ltd.	1,320,663
127,000	Delta Electronics, Inc.	1,654,814
148,000	Depo Auto Parts Ind Co. Ltd.	961,492
43,000	Eclat Textile Co. Ltd.	685,075
704,000	Evergreen Marine Corp. Taiwan Ltd.	4,366,804
41,000	Fusheng Precision Co. Ltd.	408,162
1,758,000	Hon Hai Precision Industry Co. Ltd.	9,387,075
33,000	King Slide Works Co. Ltd.	1,494,787
369,000	MediaTek, Inc.	15,980,292
211,000	Nien Made Enterprise Co. Ltd.	2,769,861
77,000	Pixart Imaging, Inc.	561,074
950,000	Quanta Computer, Inc.	7,531,725
227,000	Realtek Semiconductor Corp.	3,738,891
358,000	Taiwan Semiconductor Manufacturing Co. Ltd.	11,947,565
152,000	Taiwan Union Technology Corp.	752,460
556,000	Tripod Technology Corp.	3,260,939
1,043,000	Wistron Corp.	3,422,970
487,000	Yang Ming Marine Transport Corp.	999,281
		83,481,017
	Thailand - 0.2%
315,400	Advanced Info Service PCL NVDR	2,651,333
249,000	Bangkok Bank PCL NVDR	1,136,338
2,134,100	Krung Thai Bank PCL NVDR	1,447,423
		5,235,094
	United Kingdom - 9.2%
37,023	4imprint Group PLC	2,740,315
282,797	AG Barr PLC	2,138,903
83,650	AJ Bell PLC	459,398
59,011	AstraZeneca PLC	8,283,702
125,138	Balfour Beatty PLC	721,798
2,960,005	Barclays PLC	10,848,401
497,175	Beazley PLC	5,133,488

38

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.4% - (continued)
	United Kingdom - 9.2% - (continued)
83,227	Bellway PLC	$2,686,559
867,130	Direct Line Insurance Group PLC	2,879,262
311,354	Domino's Pizza Group PLC	1,159,687
167,259	Dunelm Group PLC	2,048,957
83,229	easyJet PLC	525,694
224,171	Gamma Communications PLC	3,718,964
236,268	Hargreaves Lansdown PLC	3,219,836
35,003	Hill & Smith PLC	857,831
143,954	Hiscox Ltd.	1,950,879
2,617,925	HSBC Holdings PLC	27,305,785
87,650	IG Group Holdings PLC	1,107,421
279,580	IMI PLC	6,917,456
75,420	Intertek Group PLC	4,756,630
2,934,540	ITV PLC	2,691,424
68,241	JET2 PLC	1,295,409
1,032,100	Legal & General Group PLC	3,081,990
11,265,956	Lloyds Banking Group PLC	8,661,990
1,409,716	Mitie Group PLC	2,018,671
781,061	MONY Group PLC	1,878,768
1,938,997	NatWest Group PLC	10,338,055
124,207	Next PLC	15,266,234
105,631	Norcros PLC	305,164
181,348	Persimmon PLC	2,831,820
136,802	Reckitt Benckiser Group PLC	9,046,544
629,291	Rotork PLC	2,714,121
241,409	Smiths Group PLC	6,148,731
739,557	Standard Chartered PLC	9,946,682
1,505,715	Taylor Wimpey PLC	2,229,959
1,488,181	Tesco PLC	6,849,188
203,693	Trainline PLC*(1)	894,588
149,544	Unilever PLC	8,565,434
190,931	United Utilities Group PLC	2,412,436
59,286	Volution Group PLC	389,432
128,708	WPP PLC	1,223,517
81,448	Zigup PLC	308,249
		188,559,372
	United States - 6.4%
2,432,984	BP PLC	12,586,537
58,961	Genpact Ltd.	2,870,811
76,306	Holcim AG	7,647,688
153,425	Novartis AG	16,060,032
81,699	Roche Holding AG	25,683,854
211,847	Sanofi SA	23,023,964
698,858	Shell PLC	23,005,788
387,800	Stellantis NV	5,177,863
60,566	Swiss Re AG	9,246,447
299,237	Tenaris SA	5,655,341
		130,958,325
	Total Common Stocks (cost $1,739,258,625)	$2,013,320,640
PREFERRED STOCKS - 1.0%
	Brazil - 0.6%
2,653,498	Banco Bradesco SA (Preference Shares)(4)	$5,489,479
1,701,553	Cia De Sanena Do Parana (Preference Shares)(4)	1,496,562
1,052,100	Marcopolo SA (Preference Shares)(4)	1,499,644
498,700	Petroleo Brasileiro SA (Preference Shares)(4)	3,216,263
		11,701,948
Shares or Principal Amount			Market Value†
PREFERRED STOCKS - 1.0% - (continued)
	Germany - 0.4%
29,771	FUCHS SE (Preference Shares)(4)		$1,353,181
91,566	Henkel AG & Co. KGaA (Preference Shares)(4)		8,000,109
			9,353,290
	Total Preferred Stocks (cost $23,492,287)		$21,055,238
	Total Long-Term Investments (cost $1,762,750,912)		$2,034,375,878
SHORT-TERM INVESTMENTS - 0.5%
	Securities Lending Collateral - 0.5%
1,713,909	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.31%(5)		$1,713,909
5,713,028	HSBC U.S. Government Money Market Fund, Institutional Class, 4.31%(5)		5,713,028
1,713,908	Invesco Government & Agency Portfolio, Institutional Class, 4.31%(5)		1,713,908
1,713,908	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.31%(5)		1,713,908
	Total Short-Term Investments (cost $10,854,753)		$10,854,753
	Total Investments (cost $1,773,605,665)	99.9%	$2,045,230,631
	Other Assets and Liabilities	0.1%	1,055,620
	Net Assets	100.0%	$2,046,286,251
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At January 31, 2025, the aggregate value of these securities was
$46,076,097, representing 2.3% of net assets.

(2)	Represents entire or partial securities on loan.
(3)	Investment valued using significant unobservable inputs.
(4)	Currently no rate available.
(5)	Current yield as of period end.

39

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Foreign Currency Contracts Outstanding at January 31, 2025
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
29,684,400	EUR	31,174,366	USD	BOA	03/12/2025	$(321,376)
30,686,207	USD	29,684,400	EUR	MSC	03/12/2025	(166,783)
Total foreign currency contracts						$(488,159)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$2,013,320,640	$262,987,442	$1,750,333,198	$—
Preferred Stocks	21,055,238	19,702,057	1,353,181	—
Short-Term Investments	10,854,753	10,854,753	—	—
Total	$2,045,230,631	$293,544,252	$1,751,686,379	$—
Liabilities
Foreign Currency Contracts(2)	$(488,159)	$—	$(488,159)	$—
Total	$(488,159)	$—	$(488,159)	$—

(1)	For the period ended January 31, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2025 is not presented.

40

Hartford Schroders International Stock Fund
Schedule of Investments
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.7%
	Austria - 1.6%
1,877,677	Erste Group Bank AG	$115,437,381
	Brazil - 2.8%
63,359	MercadoLibre, Inc.*	121,788,036
5,714,732	NU Holdings Ltd. Class A*	75,663,052
		197,451,088
	China - 5.0%
2,237,769	Contemporary Amperex Technology Co. Ltd. Class A	79,786,283
2,936,900	Tencent Holdings Ltd.	154,525,528
9,800,066	Tencent Music Entertainment Group ADR	117,404,791
		351,716,602
	Denmark - 1.8%
808,974	Novo Nordisk AS Class B	68,297,309
4,255,962	Vestas Wind Systems AS*	58,539,187
		126,836,496
	France - 3.9%
528,197	EssilorLuxottica SA	144,968,235
1,312,898	Legrand SA	133,853,667
		278,821,902
	Germany - 9.5%
3,751,641	Infineon Technologies AG	123,348,323
1,358,530	SAP SE	374,375,724
835,417	Siemens AG	179,093,406
		676,817,453
	India - 2.0%
2,279,753	HDFC Bank Ltd. ADR	138,244,222
	Indonesia - 1.5%
184,399,200	Bank Central Asia Tbk. PT	106,523,667
	Italy - 1.7%
6,485,162	FinecoBank Banca Fineco SpA	123,121,778
	Japan - 12.4%
2,249,200	ITOCHU Corp.	103,562,280
236,900	Keyence Corp.	102,034,897
14,723,600	Mitsubishi UFJ Financial Group, Inc.	186,200,393
7,137,300	MS&AD Insurance Group Holdings, Inc.	147,984,043
1,436,200	Recruit Holdings Co. Ltd.	100,235,511
484,200	Shimano, Inc.	67,945,710
159,000	SMC Corp.	60,163,412
5,913,400	Terumo Corp.	111,017,615
		879,143,861
	Netherlands - 4.1%
263,101	ASML Holding NV	194,632,408
1,391,265	Heineken NV	96,661,827
		291,294,235
	Norway - 1.3%
4,322,284	DNB Bank ASA	91,808,252
	Spain - 3.0%
13,356,169	Bankinter SA	113,795,558
118,964	Iberdrola SA*	1,683,360
6,953,747	Iberdrola SA	98,267,300
		213,746,218
	Sweden - 1.6%
10,147,881	Svenska Handelsbanken AB Class A	112,272,839
Shares or Principal Amount			Market Value†
COMMON STOCKS - 97.7% - (continued)
	Switzerland - 4.8%
13,560	Chocoladefabriken Lindt & Spruengli AG		$155,764,893
965,791	Cie Financiere Richemont SA Class A		186,705,295
			342,470,188
	Taiwan - 4.8%
10,254,000	Taiwan Semiconductor Manufacturing Co. Ltd.		342,207,616
	United Kingdom - 14.8%
809,559	AstraZeneca PLC		113,642,297
3,220,090	Bunzl PLC		137,068,481
4,589,680	Diageo PLC		136,728,466
150,975,529	Lloyds Banking Group PLC		116,079,670
2,065,701	Reckitt Benckiser Group PLC		136,602,202
4,175,457	RELX PLC		207,338,263
3,618,679	Unilever PLC		207,267,143
			1,054,726,522
	United States - 21.1%
366,044	ARM Holdings PLC ADR*		58,402,320
22,565	Booking Holdings, Inc.		106,903,041
554,577	Ferguson Enterprises, Inc.		100,444,986
7,786,499	GSK PLC		135,637,519
27,988,337	Haleon PLC		130,459,547
1,445,102	Liberty Media Corp.-Liberty Formula One Class C*		138,296,261
305,148	Lululemon Athletica, Inc.*		126,392,302
636,228	Roche Holding AG		200,012,080
1,267,382	Sanofi SA		137,741,660
645,724	Schneider Electric SE		163,771,521
6,007,620	Shell PLC		198,763,768
			1,496,825,005
	Total Common Stocks (cost $5,734,354,934)		$6,939,465,325
	Total Investments (cost $5,734,354,934)	97.7%	$6,939,465,325
	Other Assets and Liabilities	2.3%	165,559,044
	Net Assets	100.0%	$7,105,024,369
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.

41

Hartford Schroders International Stock Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$6,939,465,325	$983,539,011	$5,955,926,314	$—
Total	$6,939,465,325	$983,539,011	$5,955,926,314	$—

(1)	For the period ended January 31, 2025, there were no transfers in and out of Level 3.

42

Hartford Schroders Sustainable International Core Fund
Schedule of Investments
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.7%
	Australia - 2.1%
348	Rio Tinto Ltd.	$25,063
	Belgium - 1.0%
578	Azelis Group NV	11,841
	China - 6.8%
3,000	BOC Hong Kong Holdings Ltd.	9,752
4,000	China Mengniu Dairy Co. Ltd.	8,018
4,600	China Pacific Insurance Group Co. Ltd. Class H	13,702
300	Contemporary Amperex Technology Co. Ltd. Class A	10,696
3,600	H World Group Ltd.	11,655
2,600	Sany Heavy Industry Co. Ltd. Class A	5,779
300	Tencent Holdings Ltd.	15,785
800	WuXi AppTec Co. Ltd. Class H(1)	5,694
		81,081
	Denmark - 3.1%
253	Novo Nordisk AS Class B	21,360
268	Novonesis (Novozymes) B Class B	15,365
		36,725
	Finland - 1.6%
862	Stora Enso OYJ Class R	9,547
315	UPM-Kymmene OYJ	9,289
		18,836
	France - 3.7%
63	Airbus SE	10,897
82	EssilorLuxottica SA	22,506
109	Publicis Groupe SA	11,592
		44,995
	Germany - 8.6%
150	Beiersdorf AG	20,066
406	GEA Group AG	21,428
129	SAP SE	35,549
121	Siemens AG	25,939
		102,982
	India - 3.4%
437	HDFC Bank Ltd.	8,554
152	HDFC Bank Ltd. ADR	9,217
481	ICICI Bank Ltd. ADR	13,790
9,350	NHPC Ltd.	8,645
		40,206
	Indonesia - 1.0%
33,100	Bank Mandiri Persero Tbk. PT	12,162
	Ireland - 1.3%
1,540	Bank of Ireland Group PLC	15,302
	Italy - 1.4%
3,996	Intesa Sanpaolo SpA	17,296
	Japan - 21.1%
200	Chugai Pharmaceutical Co. Ltd.	8,623
200	Cosmos Pharmaceutical Corp.	9,361
100	Daikin Industries Ltd.	11,746
100	Disco Corp.	28,942
200	Harmonic Drive Systems, Inc.	5,745
400	Ibiden Co. Ltd.	11,729
200	Isuzu Motors Ltd.	2,689
300	Kyudenko Corp.	10,184
400	Makita Corp.	11,829
800	Mitsubishi UFJ Financial Group, Inc.	10,117
100	Nitori Holdings Co. Ltd.	11,710
1,500	NTT Data Group Corp.	29,110
900	ORIX Corp.	19,011
200	Sumitomo Forestry Co. Ltd.	6,837
500	Sumitomo Realty & Development Co. Ltd.	17,277
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.7% - (continued)
	Japan - 21.1% - (continued)
2,400	Suzuki Motor Corp.	$28,719
300	Toyota Industries Corp.	25,031
100	Visional, Inc.*	4,961
		253,621
	Netherlands - 2.7%
26	ASM International NV	15,085
24	ASML Holding NV	17,754
		32,839
	Norway - 1.6%
929	DNB Bank ASA	19,733
	Philippines - 0.7%
23,300	Ayala Land, Inc.	8,865
	Portugal - 0.8%
2,993	EDP - Energias de Portugal SA	9,410
	Singapore - 2.1%
700	Oversea-Chinese Banking Corp. Ltd.	8,928
6,700	Singapore Telecommunications Ltd.	16,371
		25,299
	South Korea - 3.4%
263	Hana Financial Group, Inc.	10,886
28	Hyundai Motor Co.	3,941
330	Samsung Electronics Co. Ltd.	11,785
101	SK Hynix, Inc.	13,598
		40,210
	Spain - 0.4%
483	Acerinox SA	4,847
	Sweden - 3.7%
332	Assa Abloy AB Class B	10,171
1,227	Skandinaviska Enskilda Banken AB Class A	17,392
620	SKF AB Class B	12,523
438	Svenska Handelsbanken AB Class A	4,846
		44,932
	Switzerland - 1.3%
80	Cie Financiere Richemont SA Class A	15,465
	Taiwan - 7.3%
2,000	Hon Hai Precision Industry Co. Ltd.	10,679
930	MediaTek, Inc.	40,276
175	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	36,631
		87,586
	Thailand - 1.2%
20,400	Bangkok Dusit Medical Services PCL Class F	14,236
	United Kingdom - 9.4%
5,682	ConvaTec Group PLC(1)	17,324
266	Reckitt Benckiser Group PLC	17,590
284	RELX PLC	14,103
856	SSE PLC	17,245
2,145	Standard Chartered PLC	28,849
507	Whitbread PLC	17,586
		112,697
	United States - 8.0%
100	CSL Ltd.	17,264
2,759	Haleon PLC	12,860
429	Newmont Corp. CDI	18,183
33	Roche Holding AG	10,374
345	Shell PLC	11,328

43

Hartford Schroders Sustainable International Core Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 97.7% - (continued)
	United States - 8.0% - (continued)
558	Stellantis NV		$7,451
124	Swiss Re AG		18,931
			96,391
	Total Common Stocks (cost $1,045,382)		$1,172,620
	Total Investments (cost $1,045,382)	97.7%	$1,172,620
	Other Assets and Liabilities	2.3%	27,964
	Net Assets	100.0%	$1,200,584
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At January 31, 2025, the aggregate value of these securities was
$23,018, representing 1.9% of net assets.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$1,172,620	$73,874	$1,098,746	$—
Total	$1,172,620	$73,874	$1,098,746	$—

(1)	For the period ended January 31, 2025, there were no transfers in and out of Level 3.

44

Hartford Schroders Tax-Aware Bond Fund
Schedule of Investments
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 0.1%
	Diversified Financial Services - 0.1%
$ 920,000	MMH Master LLC 6.38%, 02/01/2034(1)	$914,083
	Total Corporate Bonds (cost $920,000)	$914,083
FOREIGN GOVERNMENT OBLIGATIONS - 0.3%
	Mexico - 0.3%
4,438,000	Mexico Government International Bonds 6.88%, 05/13/2037	$4,461,684
	Total Foreign Government Obligations (cost $4,420,031)	$4,461,684
MUNICIPAL BONDS - 86.7%
	Alabama - 1.4%
5,775,000	Black Belt Energy Gas Dist, AL, Rev 5.25%, 12/01/2053(2)	$6,211,760
3,495,000	County of Jefferson Sewer, AL, Rev 5.50%, 10/01/2053	3,746,459
2,975,000	Energy Southeast A Cooperative Dist, AL, Rev 5.25%, 07/01/2054(2)	3,205,788
5,020,000	Town of Pike Road, AL, GO 5.00%, 03/01/2052	5,261,794
		18,425,801
	Arkansas - 0.3%
3,520,000	Arkansas Dev Finance Auth, AR, Rev, (FHLMC), (FNMA), (GNMA) 5.00%, 01/01/2055	3,709,802
	California - 3.4%
1,365,000	California Community Choice Financing Auth, CA, Rev 5.00%, 02/01/2054(2)	1,442,539
9,015,000	California Infrastructure & Economic Dev Bank, CA, Rev 5.25%, 07/01/2054	9,407,939
8,695,000	Golden State Tobacco Securitization Corp., CA, Rev 3.00%, 06/01/2046	8,040,972
1,000,000	Merced Union High School Dist, CA, GO 0.00%, 08/01/2034(3)	716,445
5,265,000	Oxnard School Dist, CA, GO, (BAM) 4.25%, 08/01/2053	5,275,795
340,000	San Diego Unified School Dist, CA, GO 4.55%, 07/01/2052	349,952
4,335,000	San Francisco Bay Area Rapid Transit Dist, CA, GO 4.25%, 08/01/2052	4,361,680
11,750,000	Sweetwater Union High School Dist, CA, GO 5.00%, 08/01/2052	12,525,387
430,000	Washington Township Health Care Dist, CA, GO, (AGM) 4.50%, 08/01/2053	437,619
		42,558,328
	Colorado - 1.8%
3,820,000	Adams County Housing Auth, CO, Rev 4.50%, 05/01/2042(2)	3,823,445
3,495,000	City & County of Denver Airport System, CO, Rev 5.25%, 11/15/2053	3,756,212
11,715,000	City of Colorado Springs Utilities System, CO, Rev 4.00%, 11/15/2051	11,165,202
	Colorado Housing & Finance Auth, CO, Rev
2,410,000	3.50%, 11/01/2043(2)	2,414,798
1,830,000	(FHLMC), (FNMA), (GNMA) 3.50%, 05/01/2050	1,817,294
		22,976,951
	Connecticut - 0.1%
910,000	Connecticut Housing Finance Auth, CT, Rev, (FHLMC), (FNMA), (GNMA) 4.25%, 05/15/2042	916,600
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 86.7% - (continued)
	District of Columbia - 1.1%
	Dist of Columbia Housing Finance Agency, DC, Rev
$ 2,675,000	3.65%, 07/01/2028(2)	$2,688,237
3,460,000	5.00%, 12/01/2028(2)	3,603,879
7,775,000	Dist of Columbia Water & Sewer Auth, DC, Rev 4.00%, 10/01/2047	7,503,473
		13,795,589
	Florida - 3.8%
275,000	Broward County Housing Finance Auth, FL, Rev, (HUD) 3.40%, 03/01/2057(2)	275,016
1,590,000	City of Cape Coral Water & Sewer, FL, Rev, (BAM) 5.25%, 10/01/2053	1,716,390
11,440,000	County of Broward Convention Center Hotel, FL, Rev 4.00%, 01/01/2051	10,957,955
2,110,000	County of Miami-Dade Water & Sewer System, FL, Rev 4.00%, 10/01/2051	1,982,773
3,120,000	Escambia County Housing Finance Auth, FL, Rev 3.80%, 06/01/2027(2)	3,131,440
2,160,000	Florida Dev Finance Corp., FL, Rev 5.25%, 08/01/2055	2,224,978
	Florida Housing Finance Corp., FL, Rev,
180,000	(FHLMC), (FNMA), (GNMA) 3.00%, 07/01/2051	176,811
1,665,000	(FHLMC), (FNMA), (GNMA) 3.00%, 07/01/2052	1,626,811
1,425,000	(GNMA) 3.35%, 10/01/2027(2)	1,422,167
1,595,000	(FHLMC), (FNMA), (GNMA) 3.50%, 07/01/2051	1,584,135
250,000	(FHLMC), (FNMA), (GNMA) 4.00%, 07/01/2049	250,639
5,385,000	Miami-Dade County Housing Finance Auth, FL, Rev, (FNMA), (HUD) 4.88%, 03/01/2046	5,489,381
15,120,000	Orange County Health Facs Auth, FL, Rev 5.25%, 10/01/2056	16,112,447
1,510,000	St. Johns County Housing Finance Auth, FL, Rev 3.55%, 07/01/2027(2)	1,510,226
		48,461,169
	Georgia - 4.0%
	Main Street Natural Gas, Inc., GA, Rev
8,250,000	4.00%, 03/01/2050(2)	8,270,925
1,520,000	4.00%, 05/01/2052(2)	1,522,732
11,385,000	5.00%, 12/01/2053(2)	12,060,583
6,650,000	5.00%, 05/01/2054(2)	7,047,644
14,280,000	5.00%, 05/01/2055(2)	15,083,768
3,280,000	5.00%, 06/01/2055(2)(4)	3,504,040
2,400,000	Valdosta & Lowndes County Hospital Auth, GA, Rev 5.00%, 10/01/2054	2,540,630
		50,030,322
	Illinois - 1.4%
6,820,000	Chicago O'Hare International Airport, IL, Rev 5.50%, 01/01/2059	7,430,104
	Illinois Housing Dev Auth, IL, Rev,
3,165,000	(FHLMC), (FNMA), (GNMA) 3.00%, 04/01/2051	3,093,822
2,010,000	(FHLMC), (FNMA), (GNMA) 3.00%, 10/01/2051	1,963,765
4,280,000	(FHLMC), (FNMA), (GNMA) 3.75%, 04/01/2050	4,279,805
555,000	(FHLMC), (FNMA), (GNMA) 4.50%, 10/01/2048	561,259
90,000	Metropolitan Pier & Exposition Auth, IL, Rev, (NPFG) 0.00%, 06/15/2028(3)	80,396
		17,409,151

45

Hartford Schroders Tax-Aware Bond Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 86.7% - (continued)
	Indiana - 0.4%
	Indiana Housing & Community Dev Auth, IN, Rev,
$ 875,000	(FHLMC), (FNMA), (GNMA) 3.00%, 07/01/2050	$856,971
285,000	(GNMA) 4.00%, 07/01/2048	285,881
4,255,000	Indianapolis Local Public Improvement Bond Bank, IN, Rev 5.00%, 01/01/2053	4,432,079
		5,574,931
	Iowa - 1.8%
	Iowa Finance Auth, IA, Rev,
4,970,000	(FHLMC), (FNMA), (GNMA) 3.00%, 07/01/2051	4,823,325
4,615,000	(FHLMC), (FNMA), (GNMA) 3.00%, 01/01/2052	4,487,942
845,000	(FHLMC), (FNMA), (GNMA) 3.25%, 07/01/2050	833,606
230,000	(FHLMC), (FNMA), (GNMA) 4.00%, 07/01/2048	230,686
10,310,000	(FHLMC), (FNMA), (GNMA) 4.00%, 07/01/2052	10,353,163
1,900,000	(FHLMC), (FNMA), (GNMA) 5.25%, 07/01/2053	1,987,088
		22,715,810
	Kentucky - 2.1%
	Kentucky Public Energy Auth, KY, Rev
9,780,000	5.00%, 01/01/2055(2)	10,405,130
14,635,000	5.25%, 04/01/2054(2)	15,741,050
		26,146,180
	Louisiana - 1.7%
	Louisiana Housing Corp., LA, Rev
2,290,000	3.75%, 02/01/2028(2)	2,308,749
185,000	4.50%, 12/01/2047	186,819
12,250,000	Louisiana Local Government Environmental Facs & Community Dev Auth, LA, Rev 2.50%, 04/01/2036	10,087,940
8,135,000	Louisiana Stadium & Exposition Dist, LA, Rev 5.25%, 07/01/2053	8,573,824
		21,157,332
	Maryland - 0.7%
7,730,000	Maryland Community Dev Administration, MD, Rev, (FNMA) 4.35%, 02/01/2044	7,612,239
1,875,000	Maryland State Transportation Auth, MD, Rev 4.00%, 07/01/2050	1,782,613
		9,394,852
	Massachusetts - 1.0%
	Commonwealth of Massachusetts, MA, GO
685,000	3.00%, 02/01/2048	534,632
4,040,000	5.00%, 05/01/2053	4,252,630
8,095,000	Massachusetts Bay Transportation Auth Sales Tax, MA, Rev 4.00%, 07/01/2053	7,704,672
		12,491,934
	Michigan - 3.7%
	Cedar Springs Public School Dist, MI, GO,
1,325,000	(Q-SBLF) 4.50%, 05/01/2049	1,333,405
1,000,000	(Q-SBLF) 5.00%, 05/01/2051	1,045,902
5,225,000	Ferndale Public Schools, MI, GO, (Q-SBLF) 5.00%, 05/01/2053	5,455,910
	Grosse Ile Township School Dist, MI, GO,
3,685,000	(Q-SBLF) 5.00%, 05/01/2049	3,841,029
4,265,000	(Q-SBLF) 5.00%, 05/01/2052	4,428,794
1,415,000	Michigan State Housing Dev Auth, MI, Rev 3.80%, 07/01/2041(2)	1,421,914
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 86.7% - (continued)
	Michigan - 3.7% - (continued)
$ 2,080,000	Southfield Public Schools, MI, GO, (Q-SBLF) 5.00%, 05/01/2053	$2,176,323
15,180,000	Troy School Dist, MI, GO, (Q-SBLF) 5.00%, 05/01/2052	15,934,057
10,085,000	Wayne County Airport Auth, MI, Rev, (AGM) 5.25%, 12/01/2048	10,976,219
		46,613,553
	Minnesota - 0.7%
2,055,000	Minneapolis-St. Paul Metropolitan Airports Commission, MN, Rev 4.25%, 01/01/2052	2,016,327
6,735,000	Minnesota Housing Finance Agency, MN, Rev, (FHLMC), (FNMA), (GNMA) 3.00%, 01/01/2051	6,611,176
		8,627,503
	Mississippi - 0.1%
815,000	Mississippi Home Corp., MS, Rev, (FHLMC), (FNMA), (GNMA) 3.25%, 12/01/2050	804,799
	Missouri - 1.0%
4,775,000	Kansas City Planned Industrial Expansion Auth, MO, Rev 5.00%, 07/01/2045(2)	4,921,123
	Missouri Housing Dev Commission, MO, Rev,
2,275,000	(FHLMC), (FNMA), (GNMA) 3.00%, 05/01/2052	2,226,043
1,225,000	(FHLMC), (FNMA), (GNMA) 3.25%, 05/01/2051	1,207,467
730,000	(FHLMC), (FNMA), (GNMA) 3.50%, 11/01/2050	724,430
775,000	(FHLMC), (FNMA), (GNMA) 4.25%, 05/01/2049	781,277
665,000	(FHLMC), (FNMA), (GNMA) 4.75%, 05/01/2049	675,749
2,505,000	St. Charles County Francis Howell R-III School Dist, MO, GO 2.00%, 03/01/2037	1,947,926
		12,484,015
	Nebraska - 0.2%
	Nebraska Investment Finance Auth, NE, Rev,
2,410,000	(FHLMC), (FNMA), (GNMA) 3.00%, 09/01/2050	2,364,674
455,000	4.00%, 09/01/2048	456,216
		2,820,890
	Nevada - 0.4%
	Nevada Housing Division, NV, Rev,
615,000	(FHLMC), (FNMA), (GNMA) 3.00%, 04/01/2051	601,445
650,000	(FHLMC), (FNMA), (GNMA) 4.00%, 10/01/2049	652,781
3,430,000	Reno-Tahoe Airport Auth, NV, Rev 5.25%, 07/01/2054	3,664,823
		4,919,049
	New Jersey - 0.2%
2,260,000	New Jersey Housing & Mortgage Finance Agency, NJ, Rev, (HUD) 3.67%, 02/01/2026	2,263,020
140,000	New Jersey Transportation Trust Fund Auth, NJ, Rev 4.00%, 06/15/2035	143,026
		2,406,046
	New Mexico - 2.5%
	New Mexico Mortgage Finance Auth, NM, Rev,
2,505,000	(FHLMC), (FNMA), (GNMA) 3.00%, 01/01/2051	2,450,810
8,065,000	(FHLMC), (FNMA), (GNMA) 3.00%, 01/01/2052	7,880,199

46

Hartford Schroders Tax-Aware Bond Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 86.7% - (continued)
	New Mexico - 2.5% - (continued)
$ 1,000,000	(FHLMC), (FNMA), (GNMA) 4.00%, 01/01/2049	$1,003,103
415,000	(FHLMC), (FNMA), (GNMA) 4.00%, 01/01/2050	416,341
10,855,000	(FHLMC), (FNMA), (GNMA) 4.25%, 03/01/2053	10,995,713
7,990,000	(FHLMC), (FNMA), (GNMA) 5.50%, 09/01/2055	8,628,772
		31,374,938
	New York - 5.3%
8,185,000	City of New York, NY, GO 4.00%, 04/01/2050	7,770,761
13,810,000	New York City Transitional Finance Auth, Future Tax Secured, NY, Rev 4.00%, 02/01/2051	13,142,391
1,105,000	New York City Transitional Finance Auth, NY, Rev 4.38%, 05/01/2053	1,095,673
6,075,000	New York State Dormitory Auth, NY, Rev 3.00%, 03/15/2038	5,427,294
8,325,000	New York State Housing Finance Agency, NY, Rev, (FHLMC) 3.57%, 05/01/2042(2)	8,327,890
1,190,000	Rockland County Industrial Dev Agency, NY, Rev, (FHA), (HUD) 4.65%, 05/01/2027(2)	1,190,682
	Triborough Bridge & Tunnel Auth Sales Tax, NY, Rev
11,095,000	5.00%, 05/15/2053	11,689,825
7,180,000	5.25%, 05/15/2064	7,674,629
	Triborough Bridge & Tunnel Auth, NY, Rev
6,030,000	4.13%, 05/15/2052	5,767,828
4,740,000	5.00%, 05/15/2051	4,946,428
		67,033,401
	North Carolina - 1.3%
11,285,000	City of Charlotte Storm Water, NC, Rev 4.00%, 12/01/2054	10,915,142
	Raleigh Housing Auth, NC, Rev,
345,000	(FNMA) 4.40%, 12/01/2043	340,210
4,890,000	(FNMA) 4.50%, 02/01/2043	4,890,454
		16,145,806
	Ohio - 1.1%
	Ohio Housing Finance Agency, OH, Rev
2,760,000	3.00%, 03/01/2052	2,706,878
2,135,000	(FHLMC), (FNMA), (GNMA) 3.25%, 03/01/2050	2,110,789
2,845,000	(FHLMC), (FNMA), (GNMA) 4.50%, 09/01/2048	2,869,527
2,585,000	(FHLMC), (FNMA), (GNMA) 5.00%, 03/01/2052	2,665,761
	Ohio Turnpike & Infrastructure Commission, OH, Rev
1,680,000	0.00%, 02/15/2038(3)	1,007,330
1,395,000	0.00%, 02/15/2041(3)	705,206
1,625,000	Pickerington Local School Dist, OH, GO 5.00%, 12/01/2053	1,704,942
		13,770,433
	Oklahoma - 0.3%
	Oklahoma Housing Finance Agency, OK, Rev
3,670,000	3.35%, 12/01/2027(2)	3,668,445
660,000	(FHLMC), (FNMA), (GNMA) 4.00%, 03/01/2050	663,468
		4,331,913
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 86.7% - (continued)
	Pennsylvania - 0.4%
$ 850,000	Allegheny County Sanitary Auth, PA, Rev 5.00%, 06/01/2053	$892,210
4,000,000	Bucks County Water & Sewer Auth, PA, Rev, (AGM) 4.25%, 12/01/2047	3,939,986
		4,832,196
	Rhode Island - 0.5%
	Rhode Island Health & Educational Building Corp., RI, Rev,
3,160,000	(ST AID WITHHLDG) 4.13%, 05/15/2054	3,003,525
2,915,000	5.25%, 05/15/2054	3,040,912
		6,044,437
	South Carolina - 3.3%
12,950,000	Grand Strand Water & Sewer Auth, SC, Rev 4.00%, 06/01/2051	12,437,362
19,395,000	Patriots Energy Group Financing Agency, SC, Rev 5.25%, 10/01/2054(2)	20,717,171
8,000,000	South Carolina Jobs-Economic Dev Auth, SC, Rev 5.25%, 11/01/2054	8,582,802
250,000	Tobacco Settlement Management Auth, SC, Rev 6.38%, 05/15/2030	284,746
		42,022,081
	Tennessee - 3.4%
3,460,000	Chattanooga Health Educational & Housing Facility Board, TN, Rev 5.25%, 12/01/2054	3,586,501
10,260,000	Cleveland Health & Educational Facs Board, TN, Rev 5.25%, 08/15/2054	10,902,768
3,515,000	County of Putnam, TN, GO 2.00%, 04/01/2037	2,741,706
2,080,000	Johnson City Health & Educational Facs Board, TN, Rev, (HUD) 3.60%, 12/01/2027(2)	2,083,129
	Metropolitan Government Nashville & Davidson County Health & Educational Facs Board, TN, Rev,
7,540,000	(HUD) 3.50%, 02/01/2048(2)	7,502,643
5,655,000	(FNMA) 4.60%, 12/01/2044	5,676,232
	Metropolitan Nashville Airport Auth, TN, Rev
250,000	5.00%, 07/01/2049	258,563
1,745,000	5.00%, 07/01/2052	1,824,076
7,910,000	Tennergy Corp., TN, Rev 4.00%, 12/01/2051(2)	7,933,089
550,000	Tennessee Housing Dev Agency, TN, Rev 4.50%, 07/01/2049	556,577
		43,065,284
	Texas - 33.2%
4,760,000	Aldine Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2054	4,491,188
3,815,000	Alvarado Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2052	3,616,401
	Arlington Higher Education Finance Corp., TX, Rev,
4,530,000	(PSF-GTD) 4.25%, 12/01/2048	4,458,009
1,655,000	(PSF-GTD) 4.25%, 12/01/2053	1,600,930
3,605,000	(PSF-GTD) 4.38%, 08/15/2052	3,558,200
3,770,000	(PSF-GTD) 5.00%, 08/15/2033	4,009,176
1,245,000	(PSF-GTD) 5.00%, 08/15/2048	1,308,778
9,510,000	Azle Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2054	8,972,940
	Bexar County Hospital Dist, TX, GO
3,975,000	4.25%, 02/15/2052	3,875,790
8,700,000	4.25%, 02/15/2053	8,441,131
5,975,000	Bullard Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2052	5,663,956

47

Hartford Schroders Tax-Aware Bond Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 86.7% - (continued)
	Texas - 33.2% - (continued)
$ 6,480,000	Carrizo Springs Consolidated Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 08/15/2049	$6,871,575
2,645,000	Chapel Hill Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/15/2048	2,815,517
665,000	City of Dallas Housing Finance Corp., TX, Rev 5.00%, 10/01/2028(2)	693,748
745,000	Cleburne Independent School Dist, TX, GO, (PSF-GTD) 3.00%, 02/15/2046	576,507
	Clifton Higher Education Finance Corp., TX, Rev,
3,375,000	(PSF-GTD) 4.25%, 04/01/2053	3,253,088
3,960,000	(PSF-GTD) 4.25%, 08/15/2053	3,996,977
4,515,000	College of the Mainland, TX, GO 4.00%, 08/15/2049	4,132,816
8,130,000	Columbia-Brazoria Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/01/2053	7,677,891
	Community Independent School Dist, TX, GO,
2,085,000	(PSF-GTD) 5.00%, 02/15/2048	2,212,521
5,755,000	(PSF-GTD) 5.00%, 02/15/2053	6,063,644
320,000	Crandall Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 08/15/2052	302,750
16,965,000	Crowley Independent School Dist, TX, GO, (PSF-GTD) 4.25%, 02/01/2054	16,541,277
5,030,000	Dallas Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2053	4,749,746
13,715,000	Denison Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 08/01/2053	12,958,161
20,635,000	Dickinson Independent School Dist, TX, GO, (PSF-GTD) 4.25%, 02/15/2053	20,185,679
2,340,000	Donna Independent School Dist, TX, GO, (PSF-GTD) 4.13%, 02/15/2053	2,256,763
14,920,000	Forney Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 08/15/2053	14,095,170
2,480,000	Fort Worth Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2048	2,368,909
	Georgetown Independent School Dist, TX, GO,
4,460,000	(PSF-GTD) 2.50%, 08/15/2037	3,701,999
2,395,000	(PSF-GTD) 5.00%, 02/15/2054	2,550,127
1,075,000	Hitchcock Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2048	1,023,824
2,710,000	Houston Housing Finance Corp., TX, Rev 3.65%, 02/01/2048(2)	2,727,610
7,925,000	Humble Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2054	7,477,450
6,575,000	Hurst-Euless-Bedford Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 08/15/2050	6,245,061
7,180,000	Katy Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2053	6,779,955
3,445,000	Kaufman Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/15/2054	3,644,169
8,605,000	Lakeside Place PFC, TX, Rev, (FHA) 4.15%, 11/01/2026(2)	8,617,975
	Lamar Consolidated Independent School Dist, TX, GO,
1,900,000	(PSF-GTD) 3.00%, 02/15/2051	1,391,313
5,645,000	(PSF-GTD) 4.00%, 02/15/2048	5,392,499
7,020,000	Liberty Hill Independent School Dist, TX, GO, (PSF-GTD) 4.13%, 02/01/2053	6,770,944
4,115,000	Lockhart Independent School Dist, TX, GO, (PSF-GTD) 4.13%, 08/01/2053	3,971,576
13,715,000	Medina Valley Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2053	12,950,848
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 86.7% - (continued)
	Texas - 33.2% - (continued)
$ 4,845,000	Mesquite Housing Finance Corp., TX, Rev 3.35%, 08/01/2029(2)	$4,860,633
9,515,000	Midland Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2054	8,933,989
	Montgomery Independent School Dist, TX, GO,
3,685,000	(PSF-GTD) 4.00%, 02/15/2053	3,473,984
3,485,000	(PSF-GTD) 4.25%, 02/15/2052	3,441,611
2,250,000	Navarro Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2054	2,122,935
	New Caney Independent School Dist, TX, GO,
690,000	(PSF-GTD) 4.00%, 02/15/2054	651,033
12,650,000	(PSF-GTD) 5.00%, 02/15/2053	13,364,423
400,000	Newark Higher Education Finance Corp., TX, Rev, (PSF-GTD) 5.00%, 08/15/2052	416,094
10,000,000	North Texas Tollway Auth, TX, Rev 4.00%, 01/01/2044	9,656,501
7,460,000	Permanent University Fund - University of Texas System, TX, Rev 4.13%, 07/01/2052	7,163,575
1,500,000	Pewitt Consolidated Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2053	1,416,425
11,825,000	Prosper Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2053	11,093,223
2,990,000	Rockwall Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2053	2,823,408
7,275,000	Royal Independent School Dist, TX, GO, (PSF-GTD) 4.25%, 02/15/2053	7,128,097
1,050,000	Sabine-Neches Navigation Dist, TX, GO 5.25%, 02/15/2052	1,100,317
	San Antonio Housing Trust Public Facility Corp., TX, Rev
315,000	5.00%, 09/01/2028(2)	327,834
470,000	(FNMA) 5.00%, 10/01/2028(2)	489,587
7,875,000	Sherman Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/15/2053	8,297,340
7,720,000	Strategic Housing Finance Corp. of Travis County, TX, Rev 3.35%, 03/01/2046(2)	7,726,391
15,465,000	Tarrant County Hospital Dist, TX, GO 4.25%, 08/15/2053	15,039,801
3,765,000	Temple Independent School Dist, TX, GO, (PSF-GTD) 4.25%, 02/01/2047	3,760,062
2,590,000	Texas City Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 08/15/2053	2,446,816
	Texas Department of Housing & Community Affairs, TX, Rev,
1,660,000	(GNMA) 3.00%, 01/01/2052	1,623,236
5,650,000	(HUD) 3.25%, 08/01/2028(2)	5,644,089
1,305,000	(GNMA) 3.50%, 03/01/2051	1,292,646
770,000	(GNMA) 4.00%, 03/01/2050	774,756
415,000	(GNMA) 4.75%, 03/01/2049	418,693
10,405,000	(GNMA) 5.75%, 01/01/2056(4)	11,452,175
1,245,000	Texas Municipal Gas Acquisition & Supply Corp. III, TX, Rev 5.00%, 12/15/2028	1,298,168
22,620,000	Texas Municipal Gas Acquisition & Supply Corp. IV, TX, Rev 5.50%, 01/01/2054(2)	24,022,680
9,265,000	Texas Municipal Gas Acquisition & Supply Corp. V, TX, Rev 5.00%, 01/01/2055(2)	9,839,553
2,145,000	Texas State Affordable Housing Corp., TX, Rev 3.63%, 01/01/2045(2)	2,156,096
2,370,000	Texas Water Dev Board, TX, Rev 4.80%, 10/15/2052	2,446,813
	White Settlement Independent School Dist, TX, GO,
4,985,000	(PSF-GTD) 4.00%, 08/15/2052	4,716,273
2,125,000	(PSF-GTD) 4.13%, 08/15/2052	2,052,898
		418,466,743

48

Hartford Schroders Tax-Aware Bond Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 86.7% - (continued)
	Virginia - 3.2%
$ 31,010,427	FHLMC Multifamily VRD Certificates, VA, Rev, (FHLMC) 4.76%, 08/25/2041	$31,889,402
2,255,000	Hampton Roads Transportation Accountability Commission, VA, Rev 4.00%, 07/01/2052	2,132,425
3,600,000	Harrisonburg Redev & Housing Auth, VA, Rev 3.57%, 10/01/2045(2)	3,617,136
3,040,000	Loudoun County Economic Dev Auth, VA, Rev 4.00%, 10/01/2052	2,965,532
		40,604,495
	Washington - 0.3%
2,380,000	King County Public Hospital Dist No. 2, WA, GO 5.25%, 12/01/2045	2,541,666
	Washington State Housing Finance Commission, WA, Rev
935,000	4.00%, 12/01/2048	938,132
565,000	(FHLMC), (FNMA), (GNMA) 4.00%, 06/01/2050	568,020
		4,047,818
	Wisconsin - 0.6%
7,420,528	Public Finance Auth, WI, Rev, (FHLMC) 4.10%, 09/25/2039	7,231,485
	Wyoming - 0.0%
400,000	Wyoming Community Dev Auth, WY, Rev 4.00%, 06/01/2043	401,253
	Total Municipal Bonds (cost $1,099,370,165)	$1,093,812,890
U.S. GOVERNMENT AGENCIES - 3.0%
	Mortgage-Backed Agencies - 3.0%
	Federal Home Loan Mortgage Corp. - 1.4%
12,918,783	4.30%, 05/25/2041(2)	$12,424,647
4,773,959	4.70%, 04/25/2042(1)(2)	4,762,461
		17,187,108
	Federal National Mortgage Association - 1.6%
14,877,465	2.00%, 06/01/2051	11,663,912
9,226,484	6.00%, 09/01/2054	9,293,790
		20,957,702
	Total U.S. Government Agencies (cost $39,498,689)	$38,144,810
U.S. GOVERNMENT SECURITIES - 5.3%
	U.S. Treasury Securities - 5.3%
	U.S. Treasury Bonds - 5.3%
27,386,000	4.50%, 02/15/2044	$26,199,630
41,893,000	4.63%, 11/15/2044	40,668,939
	Total U.S. Government Securities (cost $67,062,061)	$66,868,569
	Total Long-Term Investments (cost $1,211,270,946)	$1,204,202,036
SHORT-TERM INVESTMENTS - 3.8%
	U.S. Treasury Securities - 3.8%
	U.S. Treasury Bills - 3.8%
5,638,000	4.16%, 12/26/2025(5)	$5,434,698
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 3.8% - (continued)
	U.S. Treasury Securities - 3.8% - (continued)
	U.S. Treasury Bills - 3.8% - (continued)
$ 1,779,000	4.17%, 10/02/2025(5)		$1,730,773
9,908,000	4.17%, 11/28/2025(5)		9,578,090
13,690,000	4.17%, 12/26/2025(5)		13,196,349
1,539,000	4.18%, 10/30/2025(5)		1,492,662
4,005,000	4.18%, 12/26/2025(5)		3,860,583
941,000	4.19%, 10/02/2025(5)		915,490
547,000	4.22%, 10/02/2025(5)		532,171
4,723,000	4.23%, 11/28/2025(5)		4,565,737
43,000	4.24%, 10/02/2025(5)		41,834
3,589,000	4.25%, 11/28/2025(5)		3,469,496
1,071,000	4.27%, 10/02/2025(5)		1,041,966
1,509,000	4.38%, 10/30/2025(5)		1,463,565
	Total Short-Term Investments (cost $47,312,457)		$47,323,414
	Total Investments (cost $1,258,583,403)	99.2%	$1,251,525,450
	Other Assets and Liabilities	0.8%	10,216,564
	Net Assets	100.0%	$1,261,742,014
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At January 31, 2025, the aggregate value of these securities was
$5,676,544, representing 0.4% of net assets.

(2)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(3)	Security is a zero-coupon bond.
(4)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $14,786,125 at January 31, 2025.
(5)	The rate shown represents current yield to maturity.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.

49

Hartford Schroders Tax-Aware Bond Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Corporate Bonds	$914,083	$—	$914,083	$—
Foreign Government Obligations	4,461,684	—	4,461,684	—
Municipal Bonds	1,093,812,890	—	1,093,812,890	—
U.S. Government Agencies	38,144,810	—	38,144,810	—
U.S. Government Securities	66,868,569	—	66,868,569	—
Short-Term Investments	47,323,414	—	47,323,414	—
Total	$1,251,525,450	$—	$1,251,525,450	$—

(1)	For the period ended January 31, 2025, there were no transfers in and out of Level 3.

50

Hartford Schroders US MidCap Opportunities Fund
Schedule of Investments
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.7%
	Banks - 2.8%
216,140	Commerce Bancshares, Inc.	$14,438,152
331,772	Fifth Third Bancorp	14,700,817
		29,138,969
	Capital Goods - 13.0%
106,792	Advanced Drainage Systems, Inc.	12,912,221
152,403	BWX Technologies, Inc.	17,210,871
75,763	Dover Corp.	15,431,408
307,359	Hexcel Corp.	20,039,807
74,970	IDEX Corp.	16,816,521
186,867	Masco Corp.	14,814,816
111,270	Regal Rexnord Corp.	17,661,887
31,663	Trane Technologies PLC	11,485,753
140,043	Trex Co., Inc.*	10,199,331
		136,572,615
	Commercial & Professional Services - 9.1%
320,923	ExlService Holdings, Inc.*	16,129,590
54,355	Leidos Holdings, Inc.	7,720,040
893,240	Rentokil Initial PLC ADR	22,375,662
217,563	Robert Half, Inc.	14,095,907
63,495	Verisk Analytics, Inc.	18,251,003
95,899	Waste Connections, Inc.	17,623,359
		96,195,561
	Consumer Discretionary Distribution & Retail - 1.4%
50,517	Burlington Stores, Inc.*	14,343,292
	Consumer Durables & Apparel - 1.3%
56,549	Ralph Lauren Corp.	14,120,285
	Consumer Services - 3.7%
613,487	Aramark	23,870,779
123,738	Churchill Downs, Inc.	15,291,542
		39,162,321
	Energy - 2.6%
483,527	Coterra Energy, Inc.	13,403,369
86,648	Diamondback Energy, Inc.	14,241,465
		27,644,834
	Equity Real Estate Investment Trusts (REITs) - 6.1%
114,433	Alexandria Real Estate Equities, Inc. REIT	11,140,053
395,960	American Homes 4 Rent Class A, REIT	13,712,095
513,787	Brixmor Property Group, Inc. REIT	13,389,289
254,003	Rexford Industrial Realty, Inc. REIT	10,327,762
257,248	Ventas, Inc. REIT	15,542,924
		64,112,123
	Financial Services - 3.9%
53,245	MarketAxess Holdings, Inc.	11,747,444
31,684	Morningstar, Inc.	10,412,630
114,384	Raymond James Financial, Inc.	19,271,416
		41,431,490
	Food, Beverage & Tobacco - 2.5%
72,578	Hershey Co.	10,832,267
200,763	McCormick & Co., Inc.	15,504,926
		26,337,193
	Health Care Equipment & Services - 6.5%
27,621	Chemed Corp.	15,523,002
186,246	Cooper Cos., Inc.*	17,982,052
144,963	Encompass Health Corp.	14,390,477
117,492	Masimo Corp.*	20,470,631
		68,366,162
	Insurance - 7.5%
87,187	Arthur J Gallagher & Co.	26,314,780
104,304	Assurant, Inc.	22,445,178
Shares or Principal Amount			Market Value†
COMMON STOCKS - 95.7% - (continued)
	Insurance - 7.5% - (continued)
65,081	Reinsurance Group of America, Inc.		$14,829,357
232,219	Ryan Specialty Holdings, Inc.		15,461,141
			79,050,456
	Materials - 4.3%
87,258	AptarGroup, Inc.		13,712,595
97,463	Avery Dennison Corp.		18,101,803
115,949	Westlake Corp.		13,249,492
			45,063,890
	Media & Entertainment - 3.3%
597,581	Match Group, Inc.		21,333,642
72,937	Take-Two Interactive Software, Inc.*		13,530,543
			34,864,185
	Pharmaceuticals, Biotechnology & Life Sciences - 3.2%
255,349	Exact Sciences Corp.*		14,312,311
56,643	West Pharmaceutical Services, Inc.		19,346,417
			33,658,728
	Semiconductors & Semiconductor Equipment - 2.7%
135,935	Entegris, Inc.		13,802,840
133,865	Marvell Technology, Inc.		15,108,004
			28,910,844
	Software & Services - 10.3%
191,873	Amdocs Ltd.		16,921,280
26,807	AppLovin Corp. Class A*		9,907,599
269,505	Dolby Laboratories, Inc. Class A		22,565,654
58,272	EPAM Systems, Inc.*		14,798,757
79,405	PTC, Inc.*		15,363,279
70,519	Twilio, Inc. Class A*		10,336,675
87,005	VeriSign, Inc.*		18,706,075
			108,599,319
	Technology Hardware & Equipment - 7.9%
223,999	Ciena Corp.*		19,519,273
127,547	Coherent Corp.*		11,541,728
207,412	Pure Storage, Inc. Class A*		14,060,459
38,620	Teledyne Technologies, Inc.*		19,747,565
46,269	Zebra Technologies Corp. Class A*		18,134,672
			83,003,697
	Utilities - 3.6%
199,900	Alliant Energy Corp.		11,770,112
140,807	Ameren Corp.		13,264,019
189,164	CMS Energy Corp.		12,484,824
			37,518,955
	Total Common Stocks (cost $728,266,359)		$1,008,094,919
	Total Investments (cost $728,266,359)	95.7%	$1,008,094,919
	Other Assets and Liabilities	4.3%	45,525,424
	Net Assets	100.0%	$1,053,620,343
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

51

Hartford Schroders US MidCap Opportunities Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$1,008,094,919	$1,008,094,919	$—	$—
Total	$1,008,094,919	$1,008,094,919	$—	$—

(1)	For the period ended January 31, 2025, there were no transfers in and out of Level 3.

52

Hartford Schroders US Small Cap Opportunities Fund
Schedule of Investments
January 31, 2025  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.4%
	Automobiles & Components - 1.3%
39,783	Fox Factory Holding Corp.*	$1,086,872
18,346	Patrick Industries, Inc.	1,782,130
		2,869,002
	Banks - 8.7%
100,904	First BanCorp	2,094,767
60,138	First Merchants Corp.	2,672,533
70,376	Pacific Premier Bancorp, Inc.	1,822,738
24,528	QCR Holdings, Inc.	1,907,297
96,959	Seacoast Banking Corp. of Florida	2,758,484
25,972	SouthState Corp.	2,742,384
44,290	TriCo Bancshares	1,943,002
66,669	United Community Banks, Inc.	2,211,411
66,083	Veritex Holdings, Inc.	1,771,024
		19,923,640
	Capital Goods - 14.8%
26,221	Albany International Corp. Class A	2,117,346
17,884	Enpro, Inc.	3,321,059
28,981	ESCO Technologies, Inc.	3,846,938
184,158	Hayward Holdings, Inc.*	2,773,420
30,934	Helios Technologies, Inc.	1,379,966
58,527	Hexcel Corp.	3,815,960
288,911	Janus International Group, Inc.*	2,395,072
86,357	Kornit Digital Ltd.*	2,507,807
28,257	McGrath RentCorp	3,466,286
37,170	Primoris Services Corp.	2,853,541
18,145	Simpson Manufacturing Co., Inc.	3,048,360
44,070	V2X, Inc.*	2,297,369
		33,823,124
	Commercial & Professional Services - 5.1%
35,727	Interface, Inc.	884,600
16,724	Science Applications International Corp.	1,810,875
44,029	UL Solutions, Inc. Class A	2,373,603
101,184	Verra Mobility Corp.*	2,670,246
64,504	WNS Holdings Ltd.*	3,950,870
		11,690,194
	Consumer Discretionary Distribution & Retail - 1.8%
8,783	Group 1 Automotive, Inc.	4,009,352
	Consumer Durables & Apparel - 5.1%
7,318	Cavco Industries, Inc.*	3,722,228
33,932	Malibu Boats, Inc. Class A*	1,299,256
25,070	Oxford Industries, Inc.	2,102,370
25,535	PVH Corp.	2,287,936
164,900	Sonos, Inc.*	2,273,971
		11,685,761
	Consumer Staples Distribution & Retail - 1.2%
52,430	Chefs' Warehouse, Inc.*	2,823,880
	Energy - 3.5%
29,967	Cactus, Inc. Class A	1,789,330
53,375	Flowco Holdings, Inc. Class A*	1,494,500
36,046	Matador Resources Co.	2,090,668
171,413	Permian Resources Corp.	2,511,200
		7,885,698
	Equity Real Estate Investment Trusts (REITs) - 2.4%
146,100	Douglas Emmett, Inc. REIT	2,682,396
43,542	Terreno Realty Corp. REIT	2,848,518
		5,530,914
	Financial Services - 6.3%
149,617	Compass Diversified Holdings	3,179,361
35,030	Encore Capital Group, Inc.*	1,733,985
18,813	Houlihan Lokey, Inc.	3,418,698
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.4% - (continued)
	Financial Services - 6.3% - (continued)
139,776	P10, Inc. Class A	$1,909,340
158,179	Perella Weinberg Partners	4,084,182
		14,325,566
	Food, Beverage & Tobacco - 2.0%
69,780	Darling Ingredients, Inc.*	2,613,959
59,267	Primo Brands Corp.	1,918,473
		4,532,432
	Health Care Equipment & Services - 8.3%
21,408	Castle Biosciences, Inc.*	605,204
42,310	Haemonetics Corp.*	2,921,506
31,406	ICU Medical, Inc.*	5,161,890
15,697	iRhythm Technologies, Inc.*	1,708,619
186,430	NeoGenomics, Inc.*	2,665,949
89,570	Phreesia, Inc.*	2,549,162
37,537	U.S. Physical Therapy, Inc.	3,329,907
		18,942,237
	Insurance - 5.5%
29,844	Axis Capital Holdings Ltd.	2,716,401
64,028	Bowhead Specialty Holdings, Inc.*	2,070,025
77,223	Kemper Corp.	5,187,841
11,278	Reinsurance Group of America, Inc.	2,569,805
		12,544,072
	Materials - 5.5%
18,381	Balchem Corp.	2,940,225
102,714	Element Solutions, Inc.	2,651,048
98,759	Graphic Packaging Holding Co.	2,708,959
25,013	Materion Corp.	2,526,313
125,370	Orion SA	1,748,912
		12,575,457
	Media & Entertainment - 2.1%
74,249	Criteo SA ADR*	2,820,719
302,492	Stagwell, Inc.*	1,887,550
		4,708,269
	Pharmaceuticals, Biotechnology & Life Sciences - 4.4%
73,543	Azenta, Inc.*	3,974,999
165,700	Evolus, Inc.*	2,314,829
17,754	Intra-Cellular Therapies, Inc.*	2,256,178
8,445	Natera, Inc.*	1,494,090
		10,040,096
	Semiconductors & Semiconductor Equipment - 2.3%
24,714	MACOM Technology Solutions Holdings, Inc.*	3,268,427
30,291	Semtech Corp.*	2,028,285
		5,296,712
	Software & Services - 5.6%
26,988	ASGN, Inc.*	2,380,611
125,994	Box, Inc. Class A*	4,206,940
10,009	Commvault Systems, Inc.*	1,594,033
136,435	LiveRamp Holdings, Inc.*	4,638,790
		12,820,374
	Technology Hardware & Equipment - 7.2%
37,217	Ciena Corp.*	3,243,089
49,612	Lumentum Holdings, Inc.*	4,219,997
143,236	Mirion Technologies, Inc.*	2,268,858
16,373	Rogers Corp.*	1,523,508
440,174	Viavi Solutions, Inc.*	5,299,695
		16,555,147
	Telecommunication Services - 1.5%
120,840	Iridium Communications, Inc.	3,474,150
	Utilities - 2.8%
19,883	Chesapeake Utilities Corp.	2,430,697

53

Hartford Schroders US Small Cap Opportunities Fund
Schedule of Investments – (continued)
January 31, 2025  (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 97.4% - (continued)
	Utilities - 2.8% - (continued)
30,021	ONE Gas, Inc.		$2,120,683
38,337	SJW Group		1,925,668
			6,477,048
	Total Common Stocks (cost $149,923,075)		$222,533,125
	Total Investments (cost $149,923,075)	97.4%	$222,533,125
	Other Assets and Liabilities	2.6%	5,875,178
	Net Assets	100.0%	$228,408,303
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$222,533,125	$222,533,125	$—	$—
Total	$222,533,125	$222,533,125	$—	$—

(1)	For the period ended January 31, 2025, there were no transfers in and out of Level 3.

54

The Hartford Mutual Funds II, Inc. (the "Company")
GLOSSARY: (abbreviations used in preceding Schedule of Investments) (Unaudited)

Counterparty Abbreviations:
BCLY	Barclays
BOA	Bank of America Securities LLC
CBK	Citibank NA
GSC	Goldman Sachs & Co.
HSBC	Hongkong and Shanghai Banking Corporation
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
SSG	State Street Global Markets LLC
UBS	UBS AG
Currency Abbreviations:
AUD	Australia Dollar
BRL	Brazil Real
CAD	Canadian Dollar
CHF	Switzerland Franc
CLP	Chile Peso
COP	Colombia Peso
CZK	Czech Republic Koruna
DKK	Denmark Krone
EGP	Egypt Pound
EUR	Euro Member Countries
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungary Forint
IDR	Indonesia Rupiah
JPY	Japan Yen
MXN	Mexican Peso
MYR	Malaysia Ringgit
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PLN	Poland Zloty
PYG	Paraguay Guarani
RON	Romania New Leu
SEK	Sweden Krona
THB	Thailand Baht
TRY	Turkish Currency
USD	United States Dollar
ZAR	South Africa Rand
Index Abbreviations:
CAC	Cotation Assistee en Continu
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMT	Constant Maturity Treasury Index
iBoxx	Markit iBoxx Indices - Euro, Sterling, Asian, US Dollar and European High-Yield Bond Markets
S&P	Standard & Poor's
Municipal Abbreviations:
Auth	Authority
Dev	Development
Dist	District
Facs	Facilities
GO	General Obligation
Redev	Redevelopment
Rev	Revenue
Other Abbreviations:
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal Corp.
ASA	Allmennaksjeselskap
BAM	Build America Mutual Assurance Co.
Bhd	Berhad
CDI	Chess Depositary Interest
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
ETF	Exchange-Traded Fund
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
HUD	Housing and Urban Development
JSC	Joint Stock Company
KGaA	Kommanditgesellschaft Auf Aktien
NPFG	National Public Finance Guarantee Corp.
NVDR	Non-Voting Depositary Receipt
Nyrt	New York REIT Inc
PJSC	Private Joint Stock Company
PSF-GTD	Permanent School Fund
PT	Perseroan Terbatas
Q-SBLF	Qualified School Bond Loan Fund
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SPDR	Standard & Poor's Depositary Receipt
ST AID WITHHLDG	State Aid Withholding
Tbk	Terbuka

55